UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: September 30, 2005

Item 1.    Schedule of Investments.

Munder Balanced Fund
     Portfolio of Investments, September 30, 2005 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 64.6%
Consumer Discretionary — 7.4%
Auto Components — 0.4%
2,000	Drew Industries Incorporated †,(e)	$51,620
5,850	Magna International, Inc., Class A	437,931

		489,551

Hotels, Restaurants & Leisure — 0.4%
4,620	Harrah’s Entertainment, Inc.	301,178
4,400	Penn National Gaming, Inc.†	136,884
2,750	Starbucks Corporation †	137,775

		575,837

Household Durables — 3.1%
3,200	Beazer Homes USA, Inc.	187,744
14,340	Centex Corporation	926,077
10,600	D.R. Horton, Inc.	383,932
3,850	Hovnanian Enterprises, Inc., Class A †	197,120
7,300	KB HOME	534,360
2,540	M.D.C. Holdings, Inc.	200,381
17,820	Pulte Homes, Inc.	764,834
6,200	Ryland Group, Inc. (The)	424,204
6,200	Standard Pacific Corporation	257,362
4,400	Toll Brothers, Inc. †	196,548

		4,072,562

Internet & Catalog Retail — 0.1%
3,800	eBay, Inc. †	156,560

Media — 1.2%
29,240	Comcast Corporation, Class A Special †	841,527
3,300	Getty Images, Inc. †	283,932
5,310	Omnicom Group Inc.	444,076

		1,569,535

Multiline Retail — 0.1%
5,400	Nordstrom, Inc.	185,328

Specialty Retail — 1.8%
4,100	Abercrombie & Fitch Co., Class A	204,385
4,700	Chico’s FAS, Inc. †	172,960
3,600	GameStop Corp. †,(e)	113,292
7,720	Gap, Inc. (The)	134,560
8,850	Hibbett Sporting Goods, Inc. †	196,912
9,800	Home Depot, Inc. (The)	373,772
4,300	Jos. A. Bank Clothiers, Inc. †	185,846
6,150	Lowe’s Companies, Inc.	396,060
4,600	United Auto Group, Inc.	151,984
16,500	Urban Outfitters, Inc. †,(e)	485,100

		2,414,871

Textiles, Apparel & Luxury Goods — 0.3%
12,050	Coach, Inc. †	377,888

Total Consumer Discretionary		9,842,132

Consumer Staples — 3.5%
Beverages — 0.8%
7,400	Constellation Brands, Inc., Class A †	192,400
4,300	Hansen Natural Corporation †	202,086
10,250	PepsiCo, Inc.	581,277

		975,763

1

Food & Staples Retailing — 1.3%
12,740	BJ’s Wholesale Club, Inc. †	354,172
9,840	CVS Corporation	285,458
10,170	SUPERVALU, Inc.	316,490
12,785	Wal-Mart Stores, Inc.	560,239
4,950	Walgreen Company	215,078

		1,731,437

Food Products — 0.6%
13,745	Cadbury Schweppes PLC, ADR	559,834
15,590	Tyson Foods, Inc., Class A	281,400

		841,234

Household Products — 0.6%
6,500	Church & Dwight Co., Inc.	240,110
10,000	Procter & Gamble Company (The)	594,600

		834,710

Personal Products — 0.2%
5,675	Alberto-Culver Company	253,956

Total Consumer Staples		4,637,100

Energy — 8.9%
Energy Equipment & Services — 2.4%
3,500	Cal Dive International, Inc. †	221,935
2,800	Halliburton Company	193,435
3,300	Helmerich & Payne, Inc.	199,287
11,330	National-Oilwell Varco, Inc. †	745,514
5,700	Oil States International, Inc. †	206,967
19,488	Pason Systems Inc.	456,250
15,530	Patterson-UTI Energy, Inc.	560,323
1,300	Tenaris S.A., ADR (e)	179,192
3,500	Unit Corporation †	193,480
2,950	Weatherford International Ltd. †	202,547

		3,158,930

Oil, Gas & Consumable Fuels — 6.5%
14,090	Apache Corporation	1,059,850
3,650	Arch Coal, Inc. (e)	246,375
9,130	Chevron Corporation	590,985
7,402	Cimarex Energy Company †	335,533
16,050	ConocoPhillips	1,122,055
34,800	Exxon Mobil Corporation	2,211,192
3,900	Newfield Exploration Company †	191,490
4,200	Noble Energy, Inc.	196,980
3,700	Nordic American Tanker Shipping Limited (e)	139,749
2,500	Occidental Petroleum Corporation	213,575
3,000	Peabody Energy Corporation	253,050
1,700	Southwestern Energy Company †	124,780
4,800	Swift Energy Company †	219,600
4,840	Total SA, ADR (e)	657,369
8,400	Ultra Petroleum Corp. †	477,792
1,700	Valero Energy Corporation	193,676
10,433	XTO Energy, Inc.	472,823

		8,706,874

Total Energy		11,865,804

2

Financials — 16.1%
Capital Markets — 2.0%
2,150	Affiliated Managers Group, Inc. †,(e)	155,703
12,880	Bank of New York Company, Inc. (The)	378,801
2,300	BlackRock, Inc.	203,826
4,520	Goldman Sachs Group, Inc. (The)	549,541
4,710	Lehman Brothers Holdings, Inc.	548,621
13,200	Merrill Lynch & Co., Inc	809,820

		2,646,312

Commercial Banks — 1.9%
16,540	Bank of America Corporation	696,334
3,250	East West Bancorp, Inc.	110,630
20,860	U.S. Bancorp	585,749
6,660	Wachovia Corporation	316,949
8,450	Wells Fargo & Company	494,916
5,070	Zions Bancorporation	361,035

		2,565,613

Consumer Finance — 0.3%
6,150	American Express Company	353,256

Diversified Financial Services — 2.7%
6,350	Asset Acceptance Capital Corp. †	190,309
15,870	CIT Group Inc.	717,007
41,153	Citigroup, Inc.	1,873,285
23,780	JPMorgan Chase & Co.	806,855

		3,587,456

Insurance — 3.2%
4,290	ACE Limited	201,930
8,170	Allstate Corporation (The)	451,719
12,675	American International Group, Inc.	785,343
4,400	AmerUs Group Co. (e)	252,428
3,100	Delphi Financial Group, Inc.	145,080
12,520	Genworth Financial, Inc. Class A	403,645
5,020	Hartford Financial Services Group, Inc.	387,394
4,200	Hub International Limited	95,256
4,300	Manulife Financial Corporation (e)	229,276
7,400	Prudential Financial, Inc.	499,944
10,300	Universal American Financial Corp. †	234,222
12,800	W. R. Berkley Corporation	505,344

		4,191,581

Real Estate — 4.8%
975	Alexandria Real Estate Equities, Inc., REIT	80,623
825	AMB Property Corporation, REIT	37,043
10,900	American Home Mortgage Investment Corp., REIT (e)	330,270
525	Apartment Investment and Management Company, Class A, REIT	20,360
2,975	Archstone-Smith Trust, REIT	118,613
1,450	Arden Realty, Inc., REIT	59,697
6,125	Ashford Hospitality Trust, Inc., REIT (e)	65,905
950	AvalonBay Communities, Inc., REIT	81,415
1,050	BioMed Realty Trust, Inc., REIT	26,040
1,975	Boston Properties, Inc., REIT	140,027
1,600	Camden Property Trust, REIT	89,200
575	CarrAmerica Realty Corporation, REIT	20,671
1,350	CBL & Associates Properties, Inc., REIT	55,337
575	CenterPoint Properties Trust, REIT	25,760

3

4,275	Columbia Equity Trust, Inc., REIT	62,415
2,500	Corporate Office Properties Trust, REIT	87,375
550	Correctional Properties Trust, REIT	16,176
2,300	Developers Diversified Realty Corporation, REIT	107,410
300	Duke Realty Corporation, REIT	10,164
3,500	Eagle Hospitality Properties , Inc., REIT	34,930
1,900	Equity Office Properties Trust, REIT	62,149
2,875	Equity One, Inc., REIT	66,844
2,750	Equity Residential, REIT	104,087
300	Essex Property Trust, Inc., REIT	27,000
8,125	Feldman Mall Properties, Inc., REIT	105,625
2,500	First Potomac Realty Trust, REIT	64,250
14,840	General Growth Properties, Inc., REIT	666,761
1,625	Health Care REIT, Inc. (e)	60,271
3,150	Hersha Hospitality Trust, Class A, REIT	31,280
125	Hospitality Properties Trust, REIT	5,358
7,325	Host Marriott Corporation, REIT	123,792
9,500	JER Investors Trust Inc., REIT	171,570
3,750	Kimco Realty Corporation, REIT	117,825
19,250	KKR Financial Corp., REIT (e)	428,120
15,000	KKR Financial Corp., REIT, 144A (f),(g),(h),(i),(j)	333,600
5,425	LaSalle Hotel Properties, REIT	186,891
3,900	Medical Properties Trust, Inc., REIT	38,220
1,425	Mills Corporation (The), REIT	78,489
5,300	Newcastle Investment Corp., REIT (e)	147,870
7,800	NorthStar Realty Finance Corp., REIT	73,242
800	Pan Pacific Retail Properties, Inc., REIT	52,720
11,650	ProLogis, REIT	516,211
900	PS Business Parks, Inc., REIT	41,220
2,400	Public Storage, Inc., REIT	160,800
2,125	RAIT Investment Trust, REIT (e)	60,562
3,025	Reckson Associates Realty Corp., REIT	104,514
825	Regency Centers Corporation, REIT	47,396
2,789	Simon Property Group, Inc., REIT	206,721
1,575	SL Green Realty Corp., REIT (e)	107,383
1,450	Sovran Self Storage, Inc., REIT (e)	70,977
925	Town and Country Trust (The), REIT (e)	26,844
11,150	Ventas, Inc., REIT	359,030
1,750	Vornado Realty Trust, REIT	151,585
1,087	Weingarten Realty Investors, REIT	41,143

		6,309,781

Thrifts & Mortgage Finance — 1.2%
8,470	Federal Home Loan Mortgage Corporation	478,216
18,790	PMI Group, Inc. (The)	749,157
10,630	Washington Mutual, Inc.	416,909

		1,644,282

Total Financials		21,298,281

Health Care — 6.9%
Biotechnology — 0.9%
4,450	Amgen, Inc. †	354,531
2,150	Genentech, Inc. †	181,052
12,850	Gilead Sciences, Inc. †	626,566

		1,162,149

4

Health Care Equipment & Supplies — 0.9%
2,000	Cooper Companies, Inc. (The)	153,220
12,800	Dade Behring Holdings, Inc.	469,248
2,200	Hologic, Inc. †	127,050
1,800	Kinetic Concepts, Inc. †	102,240
8,000	St. Jude Medical, Inc. †	374,400

		1,226,158

Health Care Providers & Services — 3.4%
6,050	Aetna, Inc.	521,147
12,021	Caremark Rx, Inc. †	600,209
8,750	Community Health Systems, Inc. †	339,587
10,800	Coventry Health Care, Inc. †	929,016
3,200	Laboratory Corporation of America Holdings †	155,872
9,598	UnitedHealth Group, Inc.	539,408
8,000	VCA Antech, Inc. †	204,160
15,732	WellPoint, Inc. †	1,192,800

		4,482,199

Pharmaceuticals — 1.7%
16,740	Johnson & Johnson	1,059,307
31,820	Pfizer, Inc.	794,545
8,250	Wyeth	381,728

		2,235,580

Total Health Care		9,106,086

Industrials — 7.1%
Aerospace & Defense — 1.2%
3,000	Alliant Techsystems Inc. †	223,950
5,100	Ceradyne, Inc. †	187,068
5,250	L-3 Communications Holdings, Inc.	415,118
13,700	United Technologies Corporation	710,208

		1,536,344

Building Products — 0.3%
11,450	Masco Corporation	351,286

Commercial Services & Supplies — 0.5%
13,770	ARAMARK Corporation, Class B	367,797
3,500	Portfolio Recovery Associates, Inc. †	151,130
3,200	Stericycle, Inc. †	182,880

		701,807

Electrical Equipment — 0.3%
4,600	Genlyte Group Incorporated (The) †	221,168
3,300	Rockwell Automation, Inc.	174,570

		395,738

Industrial Conglomerates — 1.6%
46,735	General Electric Company	1,573,567
20,020	Tyco International Ltd.	557,557

		2,131,124

Machinery — 2.0%
5,400	Caterpillar, Inc.	317,250
12,440	Danaher Corporation	669,645
3,800	Eaton Corporation	241,490
6,500	ITT Industries, Inc.	738,400
7,950	Joy Global, Inc.	401,157
6,000	Oshkosh Truck Corporation	258,960

5

2,000	Terex Corporation †	98,860

		2,725,762

Road & Rail — 0.6%
12,050	Norfolk Southern Corporation	488,748
11,000	Old Dominion Freight Line, Inc. †	368,390

		857,138

Trading Companies & Distributors — 0.6%
6,000	Beacon Roofing Supply, Inc †	196,020
7,300	Rush Enterprises, Inc., Class A †	111,544
13,600	WESCO International, Inc. †	460,632

		768,196

Total Industrials		9,467,395

Information Technology — 8.3%
Communications Equipment — 1.2%
25,450	Cisco Systems, Inc. †	456,318
30,450	Ixia †,(e)	447,920
42,745	Nokia Corporation, ADR	722,818

		1,627,056

Computers & Peripherals — 0.8%
8,750	Dell, Inc. †	299,250
8,148	Hewlett-Packard Company	237,922
2,960	International Business Machines Corporation	237,451
3,830	Lexmark International, Inc., Class A †	233,821
2,600	Logitech International S.A., ADR †,(e)	105,950

		1,114,394

Electronic Equipment & Instruments — 0.2%
4,680	Amphenol Corporation, Class A	188,791

Information Technology Services — 1.8%
15,250	Accenture Ltd., Class A †	388,265
7,700	Anteon International Corporation †	329,252
4,250	CACI International, Inc. †	257,550
13,300	Cognizant Technology Solutions Corporation, Class A †	619,647
10,650	Satyam Computer Services Ltd., ADR	321,843
8,400	SRA International, Inc., Class A †,(e)	298,032
8,500	Wright Express Corporation †	183,515

		2,398,104

Internet Software & Services — 1.0%
5,000	aQuantive, Inc. †,(e)	100,650
11,100	Digital River, Inc. †,(e)	386,835
5,400	j2 Global Communications, Inc. †,(e)	218,268
4,250	NetEase.com, Inc., ADR †	382,542
7,000	Yahoo! Inc. †	236,880

		1,325,175

Semiconductors & Semiconductor Equipment — 2.1%
4,300	Diodes Incorporated †,(e)	155,918
11,800	FormFactor, Inc. †	269,276
48,110	Intel Corporation	1,185,911
10,650	Marvell Technology Group Ltd. †	491,072
10,800	MEMC Electronic Materials, Inc. †	246,132
27,900	ON Semiconductor Corporation †	144,243

6

26,557	Taiwan Semiconductor Manufacturing Company, Ltd., ADR	218,299

		2,710,851

Software — 1.2%
6,350	Intuit, Inc. †	284,544
7,850	Mercury Interactive Corporation †	310,860
25,290	Microsoft Corporation	650,712
28,350	Oracle Corporation †	351,256

		1,597,372

Total Information Technology		10,961,743

Materials — 2.5%
Chemicals — 1.2%
5,255	BASF AG, ADR	396,227
2,100	Potash Corporation of Saskatchewan Inc.	195,972
15,050	Praxair, Inc.	721,346
4,130	Scotts Miracle-Gro Company (The)	363,151

		1,676,696

Construction Materials — 0.8%
7,350	Florida Rock Industries, Inc.	471,061
15,350	Headwaters Incorporated †,(e)	574,090

		1,045,151

Metals & Mining — 0.5%
10,050	Alcoa, Inc.	245,421
6,550	Carpenter Technology Corporation	383,896

		629,317

Total Materials		3,351,164

Telecommunication Services — 2.0%
Diversified Telecom Services — 0.7%
20,370	BellSouth Corporation	535,731
15,580	SBC Communications, Inc.	373,452

		909,183

Wireless Telecommunication Services — 1.3%
6,680	ALLTEL Corporation	434,935
7,600	America Movil SA de CV, ADR, Series L	193,803
18,800	Nextel Partners, Inc., Class A †	471,880
14,400	Turkcell Iletisim Hizmetleri AS, ADR (e)	196,560
10,800	Vimpel Communications, Inc., ADR †,(e)	479,952

		1,777,130

Total Telecommunication Services		2,686,313

Utilities — 1.9%
Electric Utilities — 0.7%
4,410	Edison International	208,505
2,000	Entergy Corporation	148,640
4,130	Exelon Corporation	220,707
3,470	FPL Group, Inc.	165,172
2,020	PPL Corporation	65,307
3,520	Progress Energy, Inc.	157,520

		965,851

Gas Utilities — 0.4%
9,700	Equitable Resources, Inc.	378,882

7

2,700	New Jersey Resources Corporation	124,146

		503,028

Independent Power Producers & Energy Traders — 0.3%
3,530	Duke Energy Corporation	102,970
2,560	TXU Corp.	288,973

		391,943

Multi-Utilities — 0.4%
2,830	Consolidated Edison, Inc. (e)	137,397
2,450	Dominion Resources, Inc.	211,043
1,740	DTE Energy Company	79,796
3,370	Wisconsin Energy Corporation	134,530

		562,766

Water Utilities — 0.1%
3,300	Aqua America, Inc. (e)	125,466

Total Utilities		2,549,054

TOTAL COMMON STOCKS (Cost $65,947,814)		85,765,072

INVESTMENT COMPANY SECURITY — 0.1% (Cost $181,914)
4,900	American Capital Strategies, Ltd.	179,634

WARRANT — 0.0%# (Cost $788)
Communication Equipment — 0.0%#
536	Lucent Technologies, Incorporated, expires 12/10/2007, (exercise price: $2.75)†	509

Principal
Amount
ASSET-BACKED SECURITIES — 2.5%
Auto Loan — 0.3%
$ 425,000	Daimler Chrysler Auto Trust, Series 2005-A, Class A3, 3.490% due 12/08/2008	419,845

Credit Card — 1.0%
850,000	Capital One Master Trust, Series 2001-3A, Class A, 5.450% due 03/16/2009	855,789
455,000	Chemical Master Credit Card Trust 1, Series 1996-2, Class A, 5.980% due 09/15/2008	457,211

		1,313,000

Equipment — 0.6%
900,000	John Deere Owner Trust, Series 2004-A, Class A4, 3.020% due 03/15/2011	875,019

Utilities — 0.6%
383,504	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	387,577

8

378,949	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	384,212

		771,789

TOTAL ASSET-BACKED SECURITIES (Cost $3,435,741)		3,379,653

CORPORATE BONDS AND NOTES — 13.9%
Financials — 5.6%
140,000	Allstate Life Global FD, MTN, 4.250% due 02/26/2010	136,985
500,000	Block Financial Corporation, 8.500% due 04/15/2007	527,387
500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	551,767
435,000	Goldman Sachs Group, Inc., 6.875% due 01/15/2011	473,450
78,000	Household Finance Corporation, 8.000% due 07/15/2010 (e)	88,014
440,000	ING USA Global Funding Trust, 4.500% due 10/01/2010	434,009
375,000	International Lease Finance Corporation, 5.875% due 05/01/2013	390,779
500,000	Keycorp, MTN, 3.850% due 07/23/2007 (l)	501,050
510,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	559,562
350,000	National Rural Utilities Cooperative Finance Corporation, 6.000% due 05/15/2006	353,352
450,000	Popular North America Inc., MTN 3.875% due 10/01/2008	438,880
	SLM Corporation, MTN:
250,000	3.811% due 07/27/2009 (l)	249,801
500,000	5.125% due 08/27/2012	505,230
300,000	Sovereign Bank, 4.375% due 08/01/2013 (m)	295,384
600,000	TIAA Global Markets, Inc. 144A, 3.875% due 01/22/2008 (g),(h),(k)	589,819
350,000	U.S. Bank of N.A., 6.375% due 08/01/2011	377,093
150,000	Wachovia Bank, N.A., 7.800% due 08/18/2010	170,223
825,000	Wells Fargo & Company, 3.125% due 04/01/2009	785,167

		7,427,952

Industrials — 7.8%
300,000	American Standard, Inc., 7.375% due 02/01/2008	315,454
570,000	Bellsouth Corporation, 5.000% due 10/15/2006 (e)	572,738
650,000	BHP Billiton Finance, YNK, 4.800% due 04/15/2013 (e)	646,302

9

375,000	British Telecommunications PLC, YNK, 8.375% due 12/15/2010	434,195
440,000	Centex Corp, 5.800% due 09/15/2009	449,592
210,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013 (e)	248,465
450,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	442,861
450,000	DaimlerChrysler NA Holding Corporation, 4.026% due 03/07/2007 (l)	449,331
200,000	Deluxe Corporation, 5.000% due 12/15/2012	189,885
550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	530,281
550,000	Diageo Capital PLC, YNK, 3.500% due 11/19/2007	537,743
400,000	EOP Operating Limited Partnership, 7.875% due 07/15/2031	483,835
140,000	Ford Motor Credit Company, 5.800% due 01/12/2009	130,631
365,000	Marathon Oil Corporation, 6.850% due 03/01/2008	382,686
815,000	Merck & Co., Inc., 4.750% due 03/01/2015	784,971
200,000	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009	217,070
450,000	Ryder System Inc., MTN, 5.000% due 06/15/2012	439,206
650,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	668,927
425,000	Unilever Capital Corporation, 7.125% due 11/01/2010	470,125
510,000	Union Texas Petroleum Holdings, Inc. (MAPS), 7.000% due 04/15/2008	539,672
700,000	Verizon Pennsylvania, Inc., 5.650% due 11/15/2011	717,077
485,000	Wal-Mart Stores Inc., 4.500% due 07/01/2015 (e)	469,249
225,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014 (e)	219,649

		10,339,945

Utilities — 0.5%
375,000	AEP Texas Central Company, Series D, 5.500% due 02/15/2013	383,669
350,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	342,824

		726,493

TOTAL CORPORATE BONDS AND NOTES (Cost $18,576,271)		18,494,390

10

MORTGAGE-BACKED SECURITIES — 3.9%
Collateralized Mortgage Obligations (CMO) — Agency — 1.4%
	FHLMC:
248,439	Series 1737, Class H, 6.000% due 01/15/2023	249,066
6,667	Series 2091, Class PP, 6.000% due 02/15/2027	6,657
450,000	Series 2866, Class WN, 4.500% due 01/15/2024	447,462
	FNMA:
100,801	Series 1994-23, Class PE, 6.000% due 08/25/2022	100,753
394	Series 1998-61, Class PK, 6.000% due 12/25/2026	393
	GNMA:
1,000,000	Series 2002-9, Class B, 5.881% due 03/16/2024	1,026,238

		1,830,569

Commercial Mortgage-Backed Securities — 1.3%
161,057	DLJ Commercial Mortgage Corporation, Series 2000-CKP1, Class A1A, 6.930% due 11/10/2033	165,996
1,000,000	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2, 7.390% due 12/15/2031 (e)	1,088,400
450,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4, 4.803% due 10/15/2041	442,004

		1,696,400

Mortgage Pass-Through Securities — 1.2%
	FHLMC:
4,942	Pool #E62394, 7.500% due 09/01/2010	5,013
	FNMA:
308,112	Pool #386314, 3.790% due 07/01/2013	290,284
414,333	Pool #780620, 5.500% due 05/01/2034	414,525
179,652	Pool #323406, 6.024% due 11/01/2008	184,757
641,050	Pool #380709, 6.080% due 10/01/2008	658,821
16,666	Pool #303105, 11.000% due 11/01/2020	18,507
63,330	Pool #100081, 11.500% due 08/20/2016	69,908
12,372	GNMA:
	Pool #780584, 7.000% due 06/15/2027	13,055

		1,654,870

TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,212,953)		5,181,839

11

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.2%
Government Agency Debentures — 0.5%
400,000	Financing Corporation, 10.700% due 10/06/2017	612,508

Government Sponsored Enterprises (GSE) — 6.7%
	FHLB:
600,000	2.650% due 04/28/2006	594,596
490,000	5.750% due 05/15/2012	520,910
500,000	6.500% due 11/15/2005	501,215
	FHLMC:
435,000	4.000% due 08/17/2007 (e)	432,371
290,000	4.875% due 11/15/2013	294,698
940,000	5.125% due 11/07/2013	940,768
1,100,000	5.625% due 03/15/2011	1,157,469
750,000	6.250% due 03/05/2012	767,852
100,000	6.625% due 09/15/2009	107,581
	FNMA:
250,000	2.125% due 04/15/2006	247,181
1,000,000	4.125% due 04/15/2014	965,348
1,000,000	4.250% due 07/15/2007	997,469
455,000	4.300% due 02/17/2010	449,844
20,000	4.375% due 03/15/2013	19,740
665,000	5.500% due 03/15/2011	694,581
205,000	6.125% due 03/15/2012	222,553

		8,914,176

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,564,433)		9,526,684

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Notes — 3.6%
125,000	3.000% due 02/15/2009 (e)	120,293
350,000	3.125% due 10/15/2008 (e)	339,391
425,000	3.250% due 08/15/2008 (e)	414,276
1,446,492	3.625% due 01/15/2008 TIPS(e)	1,531,135
1,505,000	4.000% due 02/15/2015 (e)	1,465,024
320,000	4.000% due 04/15/2010 (e)	317,087
550,000	4.250% due 08/15/2013 (e)	548,109

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,768,851)		4,735,315

REPURCHASE AGREEMENT(c) — 4.9% (Cost $6,502,000)
6,502,000	Agreement with State Street Bank and Trust Company, 3.550% dated 09/30/2005, to be repurchased at $6,503,924 on 10/03/2005, collateralized by $5,480,000 FNMA, 6.250% maturing 05/15/2029 (value $6,637,650)	6,502,000

Shares
COLLATERAL FOR SECURITIES ON LOAN(d) — 10.9% (Cost $14,500,856)
14,500,856	State Street Navigator Securities Lending Trust — Prime Portfolio(n)		14,500,856

TOTAL INVESTMENTS (Cost $128,691,621)(o)		111.6%	$148,265,952

12

†	Non-income producing security.

#	Amount represents less than 0.1% of the net assets.

(a)	All percentages are based on net assets of the Munder Balanced Fund (the “Fund”) as of September 30, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model, such as matrix pricing, commonly used for valuing such securities. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information, comparable, publicly-traded securities information and/or securities of comparable maturity, quality and type. Investment securities denominated in foreign currencies are translated daily into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Fair valued security as of September 30, 2005 (see note (b) above). As of September 30, 2005, these securities represent $333,600, 0.3% of net assets.

(g)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

13

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $333,600, 0.3% of net assets.

Security	Acquisition Date	Cost

KKR Financial Corp., REIT, 144A	08/05/2004	$300,000
(j)	At September 30, 2005, KKR Financial Corp., REIT 144A was valued at $22.24 per share which represents 100.0% of the market value of the unrestricted common stock of the same issuer. The unrestricted common stock commenced trading on June 23, 2005.

(k)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(l)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2005.

(m)	Interest rate shown reflects the rate currently in effect through August 18, 2008. Thereafter the interest rate will be variable.

(n)	As of September 30, 2005, the market value of the securities on loan is $14,199,000.

(o)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $21,050,610 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,476,279 and net appreciation for financial reporting purposes was $19,574,331. At September 30, 2005, aggregate cost for financial reporting purposes was $128,691,621.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MAPS	—	Mandatory Putable Remarketable Securities
MTN	—	Medium Term Note
REIT	—	Real Estate Investment Trust
TIPS	—	Treasury Inflation-Protected Security
YNK	—	Yankee Security

14

Munder Bond Fund
     Portfolio of Investments, September 30, 2005 (Unaudited) (a), (n)

Principal
Amount		Value(b)

ASSET-BACKED SECURITIES — 8.1%
Auto Loan — 3.7%
$ 1,200,000	Chevy Chase Auto Receivables Trust, Series 2001-2, Class B, 5.160% due 03/17/2008	$1,201,717
190,107	Harley-Davidson Motorcycle Trust, Series 2004-3, Class A1 2.310% due 03/15/2009	188,192
440,150	Navistar Financial Corporation Owner Trust, Series 2002-A, Class B, 4.950% due 04/15/2009	440,398
	WFS Financial Owner Trust:
800,000	Series 2003-2, Class A4, 2.410% due 12/20/2010	786,290
712,192	Series 2003-4, Class C, 3.020% due 05/20/2011	701,419

		3,318,016

Credit Card — 1.2%
1,000,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 6.318% due 03/15/2011(e), (f)	1,051,787

Equipment Lease — 0.3%
250,000	CNH Equipment Trust, Series 2004-A, Class A3B, 2.940% due 10/15/2008	245,367

Home Equity Loans — 2.2%
375,000	Centex Home Equity Loan Trust, Series 2004-D, Class AF2, 3.350% due 04/25/2023	370,146
831,045	FHLMC, Series T-7, Class A6, 7.030% due 08/25/2028	831,613
728,860	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 4.120% due 03/25/2033(f)	729,618

		1,931,377

Time Share Receivables — 0.7%
663,078	Marriott Vacation Club Owner Trust, Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026(g), (h), (i)	658,056

TOTAL ASSET-BACKED SECURITIES
(Cost $7,214,763)		7,204,603

CORPORATE BONDS AND NOTES — 25.4%
Financials — 8.4%
390,000	Axa, YNK 8.600% due 12/15/2030	513,433
1,285,000	Citigroup, Inc., 5.625% due 08/27/2012	1,335,763
500,000	Credit Suisse First Boston USA, Inc., 6.125% due 11/15/2011	531,200
500,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014	480,461
500,000	International Lease Finance Corporation, 5.875% due 05/01/2013	521,038
1,055,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	1,157,525

1

500,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	538,911
1,036,000	Popular North America Inc., MTN 3.875% due 10/01/2008	1,010,398
500,000	SLM Corporation, MTN, 5.125% due 08/27/2012	505,231
950,000	Sovereign Bank, 5.125% due 03/15/2013	945,733

		7,539,693

Industrials — 16.3%
1,000,000	American Standard, Inc., 7.375% due 02/01/2008	1,051,514
570,000	Becton Dickinson & Co., 6.700% due 08/01/2028	661,531
500,000	British Telecommunications PLC, YNK 8.375% due 12/15/2010	578,927
750,000	Centex Corp., 5.800% due 09/15/2009	766,349
450,000	Corporacion Andina De Fomento, YNK 5.125% due 05/05/2015	442,861
195,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	230,718
200,000	DaimlerChrysler NA Holding Corporation, 4.026% due 03/07/2007(f)	199,702
500,000	Deluxe Corporation, 5.000% due 12/15/2012	474,714
930,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	896,657
600,000	EOP Operating Limited Partnership, 7.875% due 07/15/2031	725,753
550,000	First Data Corp., 4.500% due 06/15/2010	546,052
750,000	Ford Motor Credit Company, 5.800% due 01/12/2009	699,811
1,250,000	Hutchison Whampoa International Ltd., 144A, YNK 7.450% due 11/24/2033(g), (h), (i)	1,443,875
900,000	Merck & Co., Inc., 4.750% due 03/01/2015	866,839
500,000	Packaging Corp. of America, 5.750% due 08/01/2013	483,713
400,000	Ryder System Inc., MTN, 5.000% due 06/15/2012	390,405
1,000,000	S.C. Johnson & Son, Inc., Series 144A, 5.750% due 02/15/2033(g), (h), (i)	1,010,973
300,000	Sprint Capital Corporation, 7.625% due 01/30/2011	335,702
500,000	Telecom Italia Capital SA, YNK 5.250% due 11/15/2013	496,455
500,000	Verizon New England, Inc., 6.500% due 09/15/2011	532,119
250,000	Verizon Pennsylvania, Inc., 5.650% due 11/15/2011	256,099

2

500,000	Wal-Mart Stores Inc., 4.500% due 07/01/2015	483,762
500,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014(e)	488,109
500,000	WMC Finance USA, YNK 5.125% due 05/15/2013	505,529

		14,568,169

Utilities — 0.7%
350,000	AEP Texas Central Company, Series D, 5.500% due 02/15/2013	358,091
275,000	Consolidated Edison Co. of New York, 5.625% due 07/01/2012	287,941

		646,032

TOTAL CORPORATE BONDS AND NOTES
(Cost $22,611,701)		22,753,894

MORTGAGE-BACKED SECURITIES — 47.7%
Collateralized Mortgage Obligations (CMO) — Agency — 29.9%

	FHLMC:
1,274,129	Series 1531, Class M, 6.000% due 06/15/2008	1,286,594
1,366,596	Series 1603, Class J, 6.500% due 07/15/2023	1,389,396
730,355	Series 1610, Class PM, 6.250% due 04/15/2022	733,341
1,764,959	Series 1866, Class E, 7.000% due 01/15/2026	1,779,844
118,416	Series 2132, Class PD, 6.000% due 11/15/2027	119,652
145,764	Series 2351, Class DF, 6.500% due 01/15/2010	146,704
3,410,000	Series 2544, Class QC, 5.000% due 12/15/2017	3,405,777
1,000,000	Series 2700, Class PG, 4.500% due 05/15/2032	963,105
1,400,000	Series 2751, Class NY, 5.000% due 09/15/2024	1,405,730
600,000	Series 2780, Class LC, 5.000% due 07/15/2027	601,116
1,300,000	Series 2802 Class NC, 5.000% due 05/15/2028	1,304,583
1,500,000	Series 2938, Class DB, 5.000% due 11/15/2028	1,493,718
389,498	Series 43, Class D, 10.000% due 06/15/2020	389,193

3

	FNMA:
475,788	Series 1990-5, Class J, 8.200% due 01/25/2020	504,501
4,500,000	Series 1993-203, Class PL, 6.500% due 10/25/2023	4,648,019
1,103,415	Series 1993-226, Class PN, 9.000% due 05/25/2022	1,106,267
1,600,000	Series 1994-60, Class PJ, 7.000% due 04/25/2024	1,697,187
2,776,672	Series 1996-28, Class PJ, 6.500% due 12/25/2024	2,797,915
1,000,000	Series 2004-101, Class PB, 5.000% due 02/25/2024	1,002,373

		26,775,015

Collateralized Mortgage Backed Securities — 0.6%
500,000	First Union National Bank — Chase,
	Series 1999-C2, Class C, 6.944% due 06/15/2031	532,337

Mortgage Pass-Through Securities — 17.2%
	FHLMC:
150,566	Pool #A01048, Gold, 8.500% due 02/01/2020	162,952
1,179,396	Pool #C01501, Gold, 5.500% due 03/01/2033	1,180,627
266,106	Pool #C30261, 7.500% due 08/01/2029	282,335
291,350	Pool #E00160, Gold, 7.000% due 11/01/2007	298,279
44,309	Pool #E62394, 7.500% due 09/01/2010	44,944
122,157	Pool #G00479, Gold, 9.000% due 04/01/2025	134,321
17,469	Pool #081585, 11.500% due 07/01/2012	18,983
240,417	Pool #303105, 11.000% due 11/01/2020	266,979
64,944	Pool #336457, 10.500% due 11/01/2020	72,508

4

	FNMA:
11,162	Pool #040305, 11.500% due 02/01/2014	12,190
557,665	Pool #100081, 11.500% due 08/20/2016	615,590
19,507	Pool #210448, 11.500% due 11/01/2015	21,303
1,896,076	Pool #386314, 3.790% due 07/01/2013	1,786,362
1,059,114	Pool #725495, 4.840% due 02/01/2034(f)	1,055,153
3,349,860	Pool #735060 6.000% due 11/01/2034	3,406,582
787,653	Pool #767413, 5.500% due 01/01/2034	787,710
3,500,001	Pool #776836, 6.500% due 08/01/2034	3,602,635
713,344	Pool #788520, 5.500% due 07/01/2034	713,395
618,118	Pool #788908,
	6.000% due 08/01/2034	628,585

	GNMA:
183,481	Pool #627907, 5.000% due 02/15/2034	181,686
113,602	Pool #780584, 7.000% due 06/15/2027	119,867

		15,392,986

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $42,216,939)		42,700,338

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.8%
Government Sponsored Enterprises (GSE) — 2.8%
	FHLB:
1,000,000	3.420% due 06/15/2006(k)	993,955
1,000,000	5.050% due 10/25/2010(j)	999,344
500,000	FHLMC,
	6.250% due 03/05/2012	511,901

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,498,686)		2,505,200

U.S. TREASURY OBLIGATIONS — 12.1%
U.S. Treasury Bonds — 8.7%
1,125,000	6.250% due 08/15/2023(e)	1,345,209
750,000	6.500% due 11/15/2026	937,852
2,000,000	8.000% due 11/15/2021(e)	2,768,594
2,000,000	8.125% due 08/15/2019(e)	2,730,546

		7,782,201

5

U.S. Treasury Notes — 3.4%
600,000	3.625% due 04/30/2007(e)	594,937
1,000,000	4.000% due 04/15/2010	990,898
1,400,000	4.875% due 02/15/2012(e)	1,447,196

		3,033,031

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,061,810)		10,815,232

FOREIGN GOVERNMENT OBLIGATIONS — 2.0%
Government — 2.0%
750,000	United Mexican States, MTN, YNK 6.375% due 01/16/2013	798,000
1,000,000	Korea Development Bank, YNK 4.625% due 09/16/2010(e)	986,555

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,735,816)		1,784,555

REPURCHASE AGREEMENT(c) — 2.4%
(Cost $2,113,000)
2,113,000	Agreement with State Street Bank and Trust Company, 3.550% dated 09/30/2005, to be repurchased at $2,113,625 on 10/03/2005, collateralized by $2,175,000 FHLMC, 5.020% maturing 06/04/18 (value $2,155,969)	2,113,000

Shares
COLLATERAL FOR SECURITIES ON LOAN(d) — 13.2%
(Cost $11,817,731)
	11,817,731	State Street Navigator Securities Lending Trust — Prime Portfolio(l)		11,817,731

TOTAL INVESTMENTS
(Cost $100,270,446)(m)			113.7%	$101,694,553

6

(a)	All percentages are based on net assets of the Munder Bond Fund (the “Fund”) as of September 30, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model, such as matrix pricing, commonly used for valuing such securities. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.
(e)	Security, or a portion thereof, is on loan.

(f)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2005.

(g)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Security sold subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(j)	Security purchased on a when-issued basis.

(k)	Security, or a portion thereof, is pledged as collateral for when-issued purchase commitment.

(l)	As of September 30, 2005, the market value of the securities on loan is $11,533,781.

7

(m)		At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,182,444 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $758,337 and net appreciation for financial reporting purposes was $1,424,107. At September 30, 2005, aggregate cost for financial reporting purposes was $100,270,446.

(n)		On August 12, 2005, the Fund acquired all of the assets and liabilities of Munder U.S. Government Income Fund in a tax-free exchange of shares of the Fund and the subsequent liquidation of Munder U.S. Government Income Fund.

ABBREVIATIONS:
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MTN	—	Medium Term Note
REIT	—	Real Estate Investment Trust
YNK	—	Yankee Security

8

Munder Cash Investment Fund
     Portfolio of Investments, September 30, 2005 (Unaudited) (a)

Principal
Amount		Value(b)

CERTIFICATES OF DEPOSIT — 9.2%
Domestic Security — 1.7%
$10,000,000	Washington Mutual, Inc.,
	3.700% due 11/01/2005	$10,000,000

Yankee Securities — 7.5%
20,000,000	Calyon North America, Inc.,
	2.300% due 10/18/2005	20,000,000
10,000,000	Rabobank Nederland,
	3.550% due 02/13/2006	10,000,000
15,000,000	Westdeutsche Landesbank Girozentrale,
	2.800% due 11/23/2005	15,000,000

		45,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $55,000,000)		55,000,000

COMMERCIAL PAPER — 53.8%
Domestic Securities — 40.9%
10,000,000	Barton Capital LLC,
	3.570% due 10/06/2005 (d)	9,997,025
10,000,000	CAFCO LLC,
	3.590% due 10/06/2005 (d)	9,997,008
10,000,000	CHARTA LLC,
	3.810% due 11/09/2005 (d)	9,960,842
10,000,000	CRC Funding LLC,
	3.620% due 10/13/2005 (d)	9,989,944
10,000,000	Crown Point Capital Company,
	3.760% due 12/15/2005 (d)	9,923,756
10,000,000	DaimlerChrysler NA Holding Corporation,
	3.600% due 10/11/2005 (d)	9,992,000
10,000,000	Edison Asset Securitization LLC,
	3.610% due 11/14/2005 (d)	9,957,883
10,000,000	Fcar Owner Trust, Series II,
	3.630% due 11/02/2005 (d)	9,969,750
10,000,000	Galaxy Funding, Inc.,
	3.720% due 11/17/2005 (d)	9,953,500
10,000,000	Golden Funding Corporation,
	3.690% due 11/04/2005 (d)	9,967,200
15,000,000	Greenwich Capital Holdings,
	3.660% due 11/02/2005 (d)	15,000,000
10,000,000	International Lease Finance Corporation,
	3.600% due 10/13/2005 (d)	9,990,000
10,000,000	Lexington Parker Capital Corporation,
	3.470% due 10/11/2005 (d)	9,992,289
10,000,000	Liberty Street Funding Corporation,
	3.750% due 10/18/2005 (d)	9,984,375
10,000,000	Mane Funding Corporation,
	3.820% due 12/16/2005 (d)	9,921,478
10,000,000	Mont Blanc Capital Corporation,
	3.540% due 10/20/2005 (d)	9,983,283
20,000,000	New Center Asset Trust,
	3.880% due 10/03/2005 (d)	20,000,000
10,000,000	Old Line Funding Corporation,
	3.670% due 10/24/2005 (d)	9,978,592
10,000,000	Park Avenue Receivables Corporation,
	3.750% due 10/26/2005 (d)	9,976,042

1

10,000,000	Preferred Receivables Funding Corporation,
	3.800% due 12/20/2005 (d)	9,917,667
10,000,000	Sigma Finance, Inc.,
	3.600% due 11/04/2005 (d)	9,968,000
10,000,000	Thunder Bay Funding, Inc.,
	3.810% due 12/14/2005 (d)	9,923,800
10,000,000	Yorktown Capital LLC,
	3.340% due 11/10/2005 (d)	9,964,744

		244,309,178

Yankee Securities — 12.9%
10,000,000	ANZ National Bank,
	3.750% due 12/13/2005 (d)	9,926,042
15,000,000	Bank of Ireland,
	3.680% due 04/13/2006 (d)	15,000,000
12,000,000	Macquarie Bank Limited,
	3.708% due 07/12/2006 (d)	12,000,000
10,000,000	Royal Bank of Scotland PLC,
	4.010% due 07/20/2006 (d)	10,000,000
10,000,000	Skandinaviska Enskilda Banken AB,
	3.530% due 10/26/2005 (d)	9,977,447
10,000,000	Societe Generale North America,
	3.350% due 11/09/2005 (d)	9,965,569
10,000,000	UBS Finance, Inc.,
	3.860% due 10/03/2005 (d)	10,000,000

		76,869,058

TOTAL COMMERCIAL PAPER
(Cost $321,178,236)		321,178,236

CORPORATE BONDS AND NOTES — 11.7%
15,000,000	Beta Finance, Inc., MTN, 144A,
	3.778% due 01/27/2006 (e),(f),(g),(h)	14,999,881
10,000,000	CC USA, Inc., MTN, 144A,
	3.783% due 07/28/2006 (e),(f),(g),(h)	9,999,592
10,000,000	K2 USA LLC, MTN, 144A,
	3.678% due 06/12/2006 (e),(f),(g),(h)	10,000,000
10,000,000	Toyota Motor Credit Corporation, Series B, MTN,
	3.770% due 04/26/2006 (e)	10,000,000
15,000,000	Wells Fargo Bank NA,
	3.759% due 03/22/2006 (e)	15,000,000
10,000,000	World Savings Bank FSB,
	3.600% due 10/17/2005 (e)	10,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $69,999,473)		69,999,473

FUNDING AGREEMENTS — 8.4%
25,000,000	Allstate Life Insurance Co.,
	3.850% due 05/16/2006 (e),(i),(j)	25,000,000
25,000,000	Jackson National Life Insurance Co.,
	4.050% due 09/27/2006 (e),(i),(j)	25,000,000

TOTAL FUNDING AGREEMENTS		50,000,000

(Cost $50,000,000)

2

REPURCHASE AGREEMENTS (c) — 16.9%
26,213,729	Agreement with Lehman Brothers Holdings, Inc., 3.250% dated 09/30/2005, to be repurchased at $26,220,829 on 10/03/2005, collateralized by $39,966,910 U.S. Treasury Strips, 2.847%—6.125% (d) having maturities from 05/15/2012—11/15/2027 (value $26,739,732)	26,213,729
75,000,000	Agreement with Merrill Lynch & Company, Inc., 3.750% dated 09/30/2005, to be repurchased at $75,023,438 on 10/03/2005, collateralized by $102,674,408 FMAC, 4.750%—5.000% having maturities from 01/15/2016—09/15/2028 (value $44,004,284) and $59,930,819 FNMA, 5.000%—5.500% having maturities from 08/25/2018-06/25/2030 (value $33,246,275)	75,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $101,213,729)		101,213,729

TOTAL INVESTMENTS
(Cost $597,391,438) (k)	100.0%	$597,391,438

3

(a)	All percentages are based on net assets of the Munder Cash Investment Fund (the “Fund”) as of September 30, 2005.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2005.

(f)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by the advisor to be liquid.

(i)	Security subject to restrictions on resale under the terms of the Funding Agreement.

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 10% of its net assets in illiquid securities. At September 30, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $50,000,000, 8.4% of net assets.

	Security	Acquisition Date	Cost

Allstate Life Insurance Co.,
	3.850% due 5/16/2006	5/17/2004	$25,000,000
Jackson National Life Insurance Co.,
	4.050% due 9/27/2006	9/27/2004	25,000,000

(k)	At September 30, 2005, aggregate cost for financial reporting purposes was $597,391,438.

ABBREVIATIONS:
FMAC	—	Federal Mortgage Association Corporation
FNMA	—	Federal National Mortgage Association
MTN	—	Medium Term Note

4

Munder Index 500 Fund
   Portfolio of Investments, September 30, 2005 (Unaudited) (a)

Shares			Value(b)

COMMON STOCKS — 98.6%
Consumer Discretionary — 10.6%
	Auto Components — 0.2%
	5,142	Cooper Tire & Rubber Company	$78,518
	12,757	Dana Corporation	120,044
	47,477	Delphi Corporation	131,037
	14,902	Goodyear Tire & Rubber Company†	232,322
	16,246	Johnson Controls, Inc.	1,008,064
	10,877	Visteon Corporation	106,377

			1,676,362

	Automobiles — 0.4%
	156,809	Ford Motor Company	1,546,137
	47,897	General Motors Corporation	1,466,127
	23,194	Harley-Davidson, Inc.	1,123,517

			4,135,781

	Distributors — 0.1%
	14,771	Genuine Parts Company	633,676

	Diversified Consumer Services — 0.2%
	12,382	Apollo Group, Inc., Apollo Educational Group, Class A†	822,041
	27,520	H&R Block, Inc.	659,930

			1,481,971

	Hotels, Restaurants & Leisure — 1.4%
	36,555	Carnival Corporation	1,827,019
	11,321	Darden Restaurants, Inc.	343,819
	15,588	Harrah’s Entertainment, Inc.	1,016,182
	27,692	Hilton Hotels Corporation	618,085
	28,860	International Game Technology	779,220
	14,528	Marriott International, Inc., Class A	915,264
	105,818	McDonald’s Corporation	3,543,845
	32,521	Starbucks Corporation†	1,629,302
	18,461	Starwood Hotels & Resorts Worldwide, Inc.	1,055,415
	9,735	Wendy’s International, Inc.	439,535
	24,187	YUM! Brands, Inc.	1,170,893

			13,338,579

	Household Durables — 0.6%
	6,823	Black & Decker Corporation	560,100
	10,837	Centex Corporation	699,854
	23,000	D.R. Horton, Inc.	833,060
	12,381	Fortune Brands, Inc.	1,006,947
	6,546	KB HOME	479,167
	15,975	Leggett & Platt, Incorporated	322,695
	6,713	Maytag Corporation	122,579
	23,275	Newell Rubbermaid, Inc.	527,179
	18,176	Pulte Homes, Inc.	780,114
	4,910	Snap-On, Inc.	177,349
	6,181	Stanley Works (The)	288,529
	5,683	Whirlpool Corporation	430,601

			6,228,174

	Internet & Catalog Retail — 0.4%
	93,948	eBay, Inc.†	3,870,657

	Leisure Equipment & Products — 0.2%
	8,214	Brunswick Corporation	309,914
	24,330	Eastman Kodak Company	591,949
	15,138	Hasbro, Inc.	297,462

34,121	Mattel, Inc.	569,138

		1,768,463

Media — 3.5%
45,876	Clear Channel Communications, Inc.	1,508,862
185,814	Comcast Corporation, Class A†	5,459,215
4,978	Dow Jones & Company, Inc.	190,110
20,683	Gannett Co., Inc.	1,423,611
35,744	Interpublic Group of Companies, Inc.†	416,060
5,894	Knight-Ridder, Inc.	345,860
31,646	McGraw-Hill Companies, Inc.	1,520,274
3,528	Meredith Corporation	176,012
12,332	New York Times Company (The), Class A	366,877
207,316	News Corporation	3,232,056
15,376	Omnicom Group Inc.	1,285,895
397,292	Time Warner, Inc.	7,194,958
22,485	Tribune Company	762,017
19,471	Univision Communications, Inc., Class A†	516,565
134,125	Viacom, Inc., Class B	4,427,466
170,069	Walt Disney Company (The)	4,103,765

		32,929,603

Multiline Retail — 1.1%
9,682	Big Lots, Inc.†	106,405
5,426	Dillard’s, Inc., Class A	113,295
27,196	Dollar General Corporation	498,775
13,966	Family Dollar Stores, Inc.	277,504
22,437	Federated Department Stores, Inc.	1,500,362
21,168	J.C. Penney Company, Inc.	1,003,787
29,194	Kohl’s Corporation†	1,464,955
18,710	Nordstrom, Inc.	642,127
8,636	Sears Holdings Corporation†	1,074,491
74,912	Target Corporation	3,890,180

		10,571,881

Specialty Retail — 2.1%
15,227	AutoNation, Inc.†	304,083
4,692	AutoZone, Inc.†	390,609
24,989	Bed Bath & Beyond, Inc.†	1,004,058
34,285	Best Buy Co., Inc.	1,492,426
13,915	Circuit City Stores, Inc.	238,781
49,083	Gap, Inc. (The)	855,517
181,164	Home Depot, Inc. (The)	6,909,595
29,575	Limited Brands, Inc.	604,217
65,964	Lowe’s Companies, Inc.	4,248,082
26,734	Office Depot, Inc.†	794,000
5,950	OfficeMax Incorporated	188,437
11,323	RadioShack Corporation	280,810
9,630	Sherwin-Williams Company (The)	424,394
62,214	Staples, Inc.	1,326,403
12,069	Tiffany & Co.	479,984
39,448	TJX Companies, Inc.	807,895

		20,349,291

Textiles, Apparel & Luxury Goods — 0.4%
32,120	Coach, Inc.†	1,007,283
10,039	Jones Apparel Group, Inc.	286,111
9,108	Liz Claiborne, Inc.	358,127

16,135	NIKE, Inc., Class B	1,317,907
4,430	Reebok International Ltd.	250,605
7,536	V.F. Corporation	436,862

		3,656,895

Total Consumer Discretionary		100,641,333

Consumer Staples — 9.5%
Beverages — 2.1%
65,689	Anheuser-Busch Companies, Inc.	2,827,255
7,045	Brown-Forman Corporation, Class B	419,459
175,769	Coca-Cola Company (The)	7,591,463
25,469	Coca-Cola Enterprises, Inc.	496,645
16,600	Constellation Brands, Inc., Class A†	431,600
4,810	Molson Coors Brewing Company	307,888
11,722	Pepsi Bottling Group, Inc. (The)	334,663
141,273	PepsiCo, Inc.	8,011,592

		20,420,565

Food & Staples Retailing — 2.3%
31,147	Albertson’s, Inc.	798,921
40,562	Costco Wholesale Corporation	1,747,817
68,790	CVS Corporation	1,995,598
61,311	Kroger Co. (The)†	1,262,393
37,976	Safeway, Inc.	972,186
11,454	SUPERVALU, Inc.	356,448
53,528	SYSCO Corporation	1,679,173
211,356	Wal-Mart Stores, Inc.(e)	9,261,620
86,535	Walgreen Company	3,759,946

		21,834,102

Food Products — 1.1%
55,065	Archer-Daniels-Midland Company	1,357,903
15,695	Campbell Soup Company	466,926
43,823	ConAgra Foods, Inc.	1,084,619
30,964	General Mills, Inc.	1,492,465
28,894	H.J. Heinz Company	1,055,787
15,493	Hershey Foods Corporation	872,411
21,658	Kellogg Company	999,084
11,353	McCormick & Company, Incorporated	370,448
66,392	Sara Lee Corporation	1,258,128
21,300	Tyson Foods, Inc., Class A	384,465
15,256	Wm. Wrigley Jr. Company	1,096,601

		10,438,837

Household Products — 1.9%
12,867	Clorox Company	714,633
43,961	Colgate-Palmolive Company	2,320,701
40,267	Kimberly-Clark Corporation	2,397,095
208,316	Procter & Gamble Company (The)	12,386,469

		17,818,898

Personal Products — 0.6%
6,373	Alberto-Culver Company	285,192
39,817	Avon Products, Inc.	1,075,059
76,091	Gillette Company	4,428,496

		5,788,747

Tobacco — 1.5%
175,616	Altria Group, Inc.	12,944,655

7,238	Reynolds American, Inc.	600,899
13,890	UST, Inc.	581,436

		14,126,990

Total Consumer Staples		90,428,139

Energy — 10.1%
Energy Equipment & Services — 1.6%
28,879	Baker Hughes, Incorporated	1,723,499
27,310	BJ Services Company	982,887
43,059	Halliburton Company	2,950,403
13,282	Nabors Industries Ltd.†	954,046
14,700	National-Oilwell Varco, Inc.†	967,260
11,567	Noble Corporation	791,877
9,225	Rowan Companies, Inc.	327,395
49,818	Schlumberger Limited	4,203,643
27,815	Transocean, Inc.†	1,705,337
11,700	Weatherford International Ltd.†	803,322

		15,409,669

Oil, Gas & Consumable Fuels — 8.5%
6,714	Amerada Hess Corporation	923,175
20,050	Anadarko Petroleum Corporation	1,919,788
27,880	Apache Corporation	2,097,134
32,277	Burlington Resources, Inc.	2,624,766
190,588	Chevron Corporation	12,336,761
117,846	ConocoPhillips	8,238,614
38,374	Devon Energy Corporation	2,633,991
55,770	El Paso Corporation	775,203
20,342	EOG Resources, Inc.	1,523,616
533,608	Exxon Mobil Corporation(e)	33,905,452
9,744	Kerr-McGee Corporation	946,240
8,133	Kinder Morgan, Inc.	782,069
30,936	Marathon Oil Corporation	2,132,418
13,900	Murphy Oil Corporation	693,193
33,801	Occidental Petroleum Corporation	2,887,619
11,578	Sunoco, Inc.	905,400
25,846	Valero Energy Corporation	2,922,149
48,461	Williams Companies, Inc.	1,213,948
30,600	XTO Energy Inc.	1,386,792

		80,848,328

Total Energy		96,257,997

Financials — 19.8%
Capital Markets — 2.9%
65,919	Bank of New York Company, Inc. (The)	1,938,678
9,529	Bear Stearns Companies, Inc. (The)	1,045,808
87,954	Charles Schwab Corporation (The)	1,269,176
31,341	E*TRADE Financial Corporation†	551,602
7,169	Federated Investors, Inc., Class B	238,226
12,575	Franklin Resources, Inc.	1,055,797
39,396	Goldman Sachs Group, Inc. (The)	4,789,766
18,872	Janus Capital Group, Inc.	272,700
23,054	Lehman Brothers Holdings, Inc.	2,685,330
35,413	Mellon Financial Corporation	1,132,154
78,368	Merrill Lynch & Co., Inc.	4,807,877
91,895	Morgan Stanley	4,956,816
15,710	Northern Trust Corporation	794,140

28,005	State Street Corporation	1,370,004
10,969	T. Rowe Price Group, Inc.	716,276

		27,624,350

Commercial Banks — 5.4%
29,680	AmSouth Bancorporation	749,717
339,993	Bank of America Corporation(e)	14,313,705
46,368	BB&T Corporation	1,810,671
14,146	Comerica, Inc.(f)	833,199
10,500	Compass Bancshares, Inc.	481,215
47,103	Fifth Third Bancorp	1,730,093
10,629	First Horizon National Corporation	386,364
19,500	Huntington Bancshares Incorporated	438,165
34,663	KeyCorp	1,117,882
6,851	M&T Bank Corporation	724,219
17,583	Marshall & Ilsley Corporation	765,036
48,129	National City Corporation	1,609,434
40,464	North Fork Bancorporation, Inc.	1,031,832
24,647	PNC Financial Services Group	1,430,019
38,945	Regions Financial Corporation	1,211,968
30,681	SunTrust Banks, Inc.	2,130,796
26,384	Synovus Financial Corp.	731,365
154,670	U.S. Bancorp	4,343,134
133,507	Wachovia Corporation	6,353,598
142,890	Wells Fargo & Company	8,369,067
7,667	Zions Bancorporation	545,967

		51,107,446

Consumer Finance — 1.4%
105,060	American Express Company	6,034,647
24,416	Capital One Financial Corporation	1,941,560
106,450	MBNA Corporation	2,622,928
24,979	Providian Financial Corporation†	441,629
35,291	SLM Corporation	1,893,009

		12,933,773

Diversified Financial Services — 3.5%
17,099	CIT Group Inc.	772,533
437,570	Citigroup, Inc.(e)	19,918,186
297,326	JPMorgan Chase & Co.	10,088,271
21,376	Moody’s Corporation	1,091,886
23,646	Principal Financial Group, Inc.	1,120,111

		32,990,987

Insurance — 4.5%
24,397	ACE Limited	1,148,367
42,506	AFLAC Incorporated	1,925,522
55,555	Allstate Corporation (The)	3,071,636
9,074	Ambac Financial Group, Inc.	653,872
219,611	American International Group, Inc.(e)	13,607,098
26,965	Aon Corporation	865,037
16,813	Chubb Corporation	1,505,604
14,766	Cincinnati Financial Corporation	618,548
25,323	Hartford Financial Services Group, Inc.	1,954,176
11,399	Jefferson-Pilot Corporation	583,287
14,560	Lincoln National Corporation	757,411
11,517	Loews Corporation	1,064,286
45,321	Marsh & McLennan Companies, Inc.	1,377,305

11,310	MBIA, Inc.	685,612
64,006	MetLife, Inc.	3,189,419
16,737	Progressive Corporation (The)	1,753,535
43,374	Prudential Financial, Inc.	2,930,347
10,546	SAFECO Corporation	562,945
57,173	St. Paul Travelers Companies, Inc.	2,565,353
8,783	Torchmark Corporation	464,006
25,213	UnumProvident Corporation	516,867
11,871	XL Capital Ltd., Class A	807,584

		42,607,817

Real Estate — 0.7%
8,130	Apartment Investment and Management Company, Class A, REIT	315,281
17,933	Archstone-Smith Trust, REIT	714,989
34,712	Equity Office Properties Trust, REIT	1,135,430
24,295	Equity Residential, REIT	919,566
15,521	Plum Creek Timber Company, Inc., REIT	588,401
20,885	ProLogis, REIT	925,414
7,000	Public Storage, Inc., REIT	469,000
15,527	Simon Property Group, Inc., REIT	1,150,861
10,000	Vornado Realty Trust, REIT	866,200

		7,085,142

Thrifts & Mortgage Finance — 1.5%
50,349	Countrywide Financial Corporation	1,660,510
58,515	Federal Home Loan Mortgage Corporation	3,303,757
81,932	Federal National Mortgage Association	3,672,192
21,638	Golden West Financial Corporation	1,285,081
7,878	MGIC Investment Corporation	505,768
30,581	Sovereign Bancorp, Inc.	674,005
74,438	Washington Mutual, Inc.	2,919,458

		14,020,771

Total Financials		188,370,286

Health Care — 13.1%
Biotechnology — 1.5%
104,399	Amgen, Inc.†	8,317,468
16,490	Applera Corporation — Applied Biosystems Group	383,228
28,597	Biogen Idec Inc.†	1,129,010
9,218	Chiron Corporation†	402,089
21,747	Genzyme Corporation†	1,557,955
38,604	Gilead Sciences, Inc.†	1,882,331
20,863	MedImmune, Inc.†	702,040

		14,374,121

Health Care Equipment & Supplies — 2.1%
4,593	Bausch & Lomb, Inc.	370,563
52,707	Baxter International Inc.	2,101,428
21,180	Becton, Dickinson and Company	1,110,467
21,092	Biomet, Inc.	732,103
50,000	Boston Scientific Corporation†	1,168,500
8,947	C.R. Bard, Inc.	590,771
10,358	Fisher Scientific International, Inc.†	642,714
27,951	Guidant Corporation	1,925,544
13,564	Hospira, Inc.†	555,717
102,498	Medtronic, Inc.	5,495,943
4,368	Millipore Corporation†	274,704

11,047	PerkinElmer, Inc.	225,027
30,903	St. Jude Medical, Inc.†	1,446,260
24,562	Stryker Corporation	1,214,100
13,715	Thermo Electron Corporation†	423,794
9,755	Waters Corporation†	405,808
20,884	Zimmer Holdings, Inc.†	1,438,699

		20,122,142

Health Care Providers & Services — 2.9%
24,580	Aetna, Inc.	2,117,321
8,766	AmerisourceBergen Corporation	677,612
36,089	Cardinal Health, Inc.	2,289,486
38,097	Caremark Rx, Inc.†	1,902,183
10,894	CIGNA Corporation	1,283,967
9,100	Coventry Health Care, Inc.†	782,782
12,584	Express Scripts, Inc.†	782,725
38,260	HCA Inc.	1,833,419
20,936	Health Management Associates, Inc., Class A	491,368
13,764	Humana, Inc.†	659,020
19,076	IMS Health, Inc.	480,143
11,385	Laboratory Corporation of America Holdings†	554,563
6,716	Manor Care, Inc.	257,962
26,059	McKesson Corporation	1,236,499
25,804	Medco Health Solutions, Inc.†	1,414,833
14,064	Quest Diagnostics Incorporated	710,795
39,610	Tenet Healthcare Corporation†	444,820
106,910	UnitedHealth Group, Inc.	6,008,342
51,974	WellPoint, Inc.†	3,940,669

		27,868,509

Pharmaceuticals — 6.6%
131,599	Abbott Laboratories	5,579,797
11,071	Allergan, Inc.	1,014,325
165,509	Bristol-Myers Squibb Company	3,982,146
95,992	Eli Lilly and Company	5,137,492
28,771	Forest Laboratories, Inc.†	1,121,206
251,700	Johnson & Johnson(e)	15,927,576
20,470	King Pharmaceuticals, Inc.†	314,829
185,860	Merck & Co. Inc.	5,057,251
18,523	Mylan Laboratories, Inc.	356,753
623,713	Pfizer, Inc.(e)	15,574,114
124,897	Schering-Plough Corporation	2,629,082
8,851	Watson Pharmaceuticals, Inc.†	324,035
113,509	Wyeth	5,252,061

		62,270,667

Total Health Care		124,635,439

Industrials — 10.9%
Aerospace & Defense — 2.2%
69,453	Boeing Company (The)	4,719,331
17,017	General Dynamics Corporation	2,034,382
10,300	Goodrich Corporation	456,702
72,368	Honeywell International, Inc.	2,713,800
10,000	L-3 Communications Holdings, Inc.	790,700
30,795	Lockheed Martin Corporation	1,879,727
30,211	Northrop Grumman Corporation	1,641,968
38,154	Raytheon Company	1,450,615

14,955	Rockwell Collins, Inc.	722,626
86,720	United Technologies Corporation	4,495,565

		20,905,416

Air Freight & Logistics — 0.9%
25,673	FedEx Corporation	2,236,889
5,403	Ryder System, Inc.	184,891
93,734	United Parcel Service, Inc., Class B	6,479,831

		8,901,611

Airlines — 0.1%
58,615	Southwest Airlines Co.	870,433

Building Products — 0.2%
15,479	American Standard Companies, Inc.	720,548
36,449	Masco Corporation	1,118,255

		1,838,803

Commercial Services & Supplies — 0.7%
18,477	Allied Waste Industries, Inc.†	156,131
9,355	Avery Dennison Corporation	490,108
88,544	Cendant Corporation	1,827,548
11,728	Cintas Corporation	481,434
10,977	Equifax, Inc.	383,536
10,288	Monster Worldwide, Inc.†	315,945
19,330	Pitney Bowes, Inc.	806,834
18,146	R.R. Donnelley & Sons Company	672,672
14,328	Robert Half International, Inc.	509,934
47,560	Waste Management, Inc.	1,360,692

		7,004,834

Construction & Engineering — 0.1%
7,319	Fluor Corporation	471,197

Electrical Equipment — 0.4%
14,460	American Power Conversion Corporation	374,514
7,833	Cooper Industries, Ltd., Class A	541,573
34,965	Emerson Electric Co.	2,510,487
15,412	Rockwell Automation, Inc.	815,295

		4,241,869

Industrial Conglomerates — 4.3%
64,741	3M Company	4,749,400
897,161	General Electric Company(e)	30,207,411
11,290	Textron, Inc.	809,719
171,242	Tyco International Ltd.	4,769,089

		40,535,619

Machinery — 1.4%
57,276	Caterpillar, Inc.	3,364,965
3,892	Cummins, Inc.	342,457
20,082	Danaher Corporation	1,081,014
20,364	Deere & Company	1,246,277
17,124	Dover Corporation	698,488
12,453	Eaton Corporation	791,388
17,641	Illinois Tool Works, Inc.	1,452,384
28,540	Ingersoll-Rand Company Limited, Class A	1,091,084
7,816	ITT Industries, Inc.	887,898
5,191	Navistar International Corporation†	168,344
14,542	PACCAR, Inc.	987,256
10,574	Pall Corporation	290,785

10,164	Parker-Hannifin Corporation	653,647

		13,055,987

Road & Rail — 0.6%
31,561	Burlington Northern Santa Fe Corporation	1,887,348
18,360	CSX Corporation	853,373
34,281	Norfolk Southern Corporation	1,390,437
22,362	Union Pacific Corporation	1,603,355

		5,734,513

Trading Companies & Distributors — 0.0% #
6,402	W.W. Grainger, Inc.	402,814

Total Industrials		103,963,096

Information Technology — 15.1%
Communications Equipment — 2.8%
9,886	ADC Telecommunications, Inc.†	225,994
13,791	Andrew Corporation†	153,770
35,894	Avaya, Inc.†	369,708
48,896	CIENA Corporation†	129,085
540,878	Cisco Systems, Inc.†	9,697,943
17,031	Comverse Technology, Inc.†	447,404
124,601	Corning, Incorporated†	2,408,537
139,488	JDS Uniphase Corporation†	309,663
376,191	Lucent Technologies, Inc.†	1,222,621
208,923	Motorola, Inc.	4,615,109
138,001	QUALCOMM Incorporated	6,175,545
13,003	Scientific-Atlanta, Inc.	487,743
37,900	Tellabs, Inc.†	398,708

		26,641,830

Computers & Peripherals — 3.6%
70,222	Apple Computer, Inc.†	3,764,601
202,907	Dell, Inc.†	6,939,419
204,020	EMC Corporation†	2,640,019
22,289	Gateway, Inc.†	60,180
242,468	Hewlett-Packard Company	7,080,066
135,076	International Business Machines Corporation(e)	10,835,797
10,084	Lexmark International, Inc., Class A†	615,628
15,678	NCR Corporation†	500,285
31,135	Network Appliance, Inc.†	739,145
7,724	QLogic Corporation†	264,161
288,561	Sun Microsystems, Inc.†	1,131,159

		34,570,460

Electronic Equipment & Instruments — 0.3%
41,865	Agilent Technologies, Inc.†	1,371,079
14,510	Jabil Circuit, Inc.†	448,649
12,290	Molex Incorporated	327,897
44,468	Sanmina-SCI Corporation†	190,768
82,270	Solectron Corporation†	321,676
20,571	Symbol Technologies, Inc.	199,127
7,168	Tektronix, Inc.	180,848

		3,040,044

Information Technology Services — 1.0%
10,633	Affiliated Computer Services, Inc., Class A†	580,562
49,146	Automatic Data Processing, Inc.	2,115,244
15,608	Computer Sciences Corporation†	738,414

11,846	Convergys Corporation†	170,227
43,875	Electronic Data Systems Corporation	984,555
65,278	First Data Corporation	2,611,120
15,899	Fiserv, Inc.†	729,287
28,175	Paychex, Inc.	1,044,729
11,069	Sabre Holdings Corporation, Class A	224,479
28,778	Unisys Corporation†	191,086

		9,389,703

Internet Software & Services — 0.4%
106,121	Yahoo! Inc.†	3,591,135

Office Electronics — 0.1%
81,224	Xerox Corporation†	1,108,708

Semiconductors & Semiconductor Equipment — 3.3%
33,687	Advanced Micro Devices, Inc.†	848,912
31,503	Altera Corporation†	602,022
31,501	Analog Devices, Inc.	1,169,947
137,353	Applied Materials, Inc.	2,329,507
25,821	Applied Micro Circuits Corporation†	77,463
23,928	Broadcom Corporation, Class A†	1,122,462
34,309	Freescale Semiconductor, Inc., Class B†	809,006
515,651	Intel Corporation	12,710,797
16,697	KLA-Tencor Corporation	814,146
26,013	Linear Technology Corporation	977,829
33,089	LSI Logic Corporation†	325,927
27,767	Maxim Integrated Products, Inc.	1,184,263
52,109	Micron Technology, Inc.†	693,050
29,073	National Semiconductor Corporation	764,620
11,767	Novellus Systems, Inc.†	295,116
14,309	NVIDIA Corporation†	490,513
15,446	PMC-Sierra, Inc.†	136,079
16,695	Teradyne, Inc.†	275,467
137,313	Texas Instruments Incorporated	4,654,911
29,580	Xilinx, Inc.	823,803

		31,105,840

Software — 3.6%
41,620	Adobe Systems Incorporated	1,242,357
19,358	Autodesk, Inc.	898,986
18,405	BMC Software, Inc.†	388,345
14,444	Citrix Systems, Inc.†	363,122
39,220	Computer Associates International, Inc.	1,090,708
32,804	Compuware Corporation†	311,638
25,668	Electronic Arts, Inc.†	1,460,253
15,363	Intuit, Inc.†	688,416
7,294	Mercury Interactive Corporation†	288,842
779,701	Microsoft Corporation(e)	20,061,707
32,349	Novell, Inc.†	241,000
319,115	Oracle Corporation†	3,953,835
23,054	Parametric Technology Corporation†	160,686
44,157	Siebel Systems, Inc.	456,142
101,395	Symantec Corporation†	2,297,611

		33,903,648

Total Information Technology		143,351,368

Materials — 2.8%
Chemicals — 1.5%
18,784	Air Products & Chemicals, Inc.	1,035,750
6,304	Ashland Inc.	348,233
81,666	Dow Chemical Company (The)	3,403,022
84,235	E.I. du Pont de Nemours and Company	3,299,485
6,916	Eastman Chemical Company	324,844
15,601	Ecolab, Inc.	498,140
10,209	Engelhard Corporation	284,933
9,572	Hercules, Inc.†	116,970
6,892	International Flavors & Fragrances, Inc.	245,631
22,765	Monsanto Company	1,428,504
14,380	PPG Industries, Inc.	851,152
27,384	Praxair, Inc.	1,312,515
12,319	Rohm & Haas Company	506,680
5,727	Sigma-Aldrich Corporation	366,872

		14,022,731

Construction Materials — 0.1%
8,614	Vulcan Materials Company	639,245

Containers & Packaging — 0.1%
9,227	Ball Corporation	339,000
9,037	Bemis Company, Inc.	223,214
12,644	Pactiv Corporation†	221,523
6,968	Sealed Air Corporation†	330,701
9,594	Temple-Inland, Inc.	391,915

		1,506,353

Metals & Mining — 0.7%
73,793	Alcoa, Inc.	1,802,025
7,087	Allegheny Technologies, Inc.	219,555
15,056	Freeport-McMoRan Copper & Gold, Inc., Class B	731,571
37,758	Newmont Mining Corporation	1,781,045
13,188	Nucor Corporation	777,960
8,171	Phelps Dodge Corporation	1,061,658
9,717	United States Steel Corporation	411,515

		6,785,329

Paper & Forest Products — 0.4%
22,067	Georgia-Pacific Group	751,602
41,525	International Paper Company	1,237,445
9,348	Louisiana-Pacific Corporation	258,846
15,549	MeadWestvaco Corporation	429,464
20,780	Weyerhaeuser Company	1,428,625

		4,105,982

Total Materials		27,059,640

Telecommunication Services — 3.1%
Diversified Telecommunication Services — 2.2%
67,923	AT&T Corporation	1,344,875
155,095	BellSouth Corporation	4,078,998
10,969	CenturyTel, Inc.	383,696
29,082	Citizens Communications Company	394,061
129,084	Qwest Communications International, Inc.†	529,244
279,641	SBC Communications, Inc.	6,702,995
234,007	Verizon Communications, Inc.	7,649,689

		21,083,558

Wireless Telecommunication Services — 0.9%
32,323	ALLTEL Corporation	2,104,551
248,233	Sprint Nextel Corporation	5,902,981

		8,007,532

Total Telecommunication Services		29,091,090

Utilities — 3.6%
Electric Utilities — 1.7%
13,757	Allegheny Energy, Inc.†	422,615
33,258	American Electric Power Company, Inc.	1,320,343
16,790	Cinergy Corporation	745,644
27,563	Edison International	1,303,179
17,550	Entergy Corporation	1,304,316
56,795	Exelon Corporation	3,035,125
27,926	FirstEnergy Corp.	1,455,503
33,392	FPL Group, Inc.	1,589,459
8,330	Pinnacle West Capital Corporation	367,186
32,150	PPL Corporation	1,039,410
21,242	Progress Energy, Inc.	950,580
63,228	Southern Company (The)	2,261,033
17,614	TECO Energy, Inc.	317,404

		16,111,797

Gas Utilities — 0.0% #
3,771	Nicor, Inc.	158,495
3,191	Peoples Energy Corporation	125,662

		284,157

Independent Power Producers & Energy Traders — 0.7%
55,258	AES Corporation (The)†	907,889
48,032	Calpine Corporation†	124,403
15,013	Constellation Energy Group, Inc.	924,801
78,417	Duke Energy Corporation	2,287,424
24,205	Dynegy, Inc., Class A†	114,005
20,349	TXU Corp.	2,296,995

		6,655,517

Multi-Utilities — 1.2%
17,209	Ameren Corporation	920,509
26,217	CenterPoint Energy, Inc.	389,847
18,540	CMS Energy Corporation†	304,983
20,660	Consolidated Edison, Inc.	1,003,043
28,861	Dominion Resources, Inc.	2,486,087
15,057	DTE Energy Company	690,514
14,700	KeySpan Corporation	540,666
23,046	NiSource, Inc.	558,865
31,571	PG&E Corporation	1,239,162
20,180	Public Service Enterprise Group, Inc.	1,298,785
21,657	Sempra Energy	1,019,178
34,133	Xcel Energy, Inc.	669,348

		11,120,987

Total Utilities		34,172,458

TOTAL COMMON STOCKS
(Cost $579,369,971)		937,970,846

Principal
Amount

U.S. TREASURY BILL — 0.4%
(Cost $4,144,093)
	$4,200,000	3.630% due 02/09/2006(e), (g)	4,144,094

REPURCHASE AGREEMENT(c) — 1.3%
(Cost $11,932,000)
	11,932,000	Agreement with State Street Bank and Trust Company, 3.550% dated 09/30/2005, to be repurchased at $11,935,530 on 10/03/2005, collateralized by $10,050,000 FNMA, 6.250% maturing 05/15/2029 (value $12,173,063)	11,932,000

TOTAL INVESTMENTS
(Cost $595,446,064)(d)	100.3%	$954,046,940

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	All percentages are based on net assets of the Munder Index 500 Fund (the “Fund”) as of September 30, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. In certain circumstances, however, securities held by the Fund may be valued using the last reported market quotation, if using such market quotation will not materially affect the Fund’s net asset value. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $407,595,903 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $48,995,027 and net appreciation for financial reporting purposes was $358,600,876. At September 30, 2005, aggregate cost for financial reporting purposes was $595,446,064.

(e)	Security, or a portion thereof, pledged as collateral for futures contracts.

(f)	Affiliated company security. The term ''affiliated company’’ includes any company with control over the Fund’s advisor. At September 30, 2005, the Fund held the following security of an affiliated company:

Affiliated	Value at	Purchased		Sold		Value at	Realized	Dividend
Company	6/30/05	Cost	Shares	Cost	Shares	9/30/05	Gain	Income

Comerica, Inc.	$829,199	$6,115	100	$16,053	300	$833,199	$320,166	$7,725

(g)	Rate represents annualized yield at date of purchase.

ABBREVIATIONS:
FNMA	—	Federal National Mortgage Association
REIT	—	Real Estate Investment Trust

Munder Intermediate Bond Fund
     Portfolio of Investments, September 30, 2005 (Unaudited) (a)

Principal
Amount		Value(b)

ASSET-BACKED SECURITIES — 11.3%

Auto Loan — 2.5%
$3,071,557	National City Auto Receivables Trust, Series 2004-A, Class A3, 2.110% due 07/15/2008	$3,035,169
5,000,000	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.940% due 03/22/2010	4,884,746
1,424,385	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	1,402,838

		9,322,753

Credit Card — 3.3%
5,000,000	Bank One Issuance Trust, Series 2002-A3, Class A3, 3.590% due 05/17/2010	4,911,651
1,550,000	Capital One Master Trust, Series 2001-5, Class A, 5.300% due 06/15/2009	1,560,671
1,300,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 6.318% due 03/15/2011(e), (f)	1,367,324
	MBNA Credit Card Master Note Trust:
2,000,000	Series 2001-C3, Class C3, 6.550% due 12/15/2008	2,031,608
2,400,000	Series 2004-A7, Class A7, 3.868% due 12/15/2011(f)	2,406,409

		12,277,663

Equipment Lease — 1.3%
4,780,000	Distribution Financial Services Floorplan Master Trust, Series 2003-2, Class A, 3.868% due 04/15/2008(f)	4,782,817

Home Equity Loans — 0.5%
537,650	Contimortgage Home Equity Loan, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	538,617
1,263,358	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 4.120% due 03/25/2033(f)	1,264,672

		1,803,289

Student Loans — 0.2%
927,230	SLM Student Loan Trust, Series 1997-1, Class A2, 4.340% due 01/25/2010(f)	931,762

Time Share Receivables — 1.3%
	Marriott Vacation Club Owner Trust, MTN:
791,249	Series 2000-1A, Class B, 144A, 7.050% due 09/20/2017(g), (h), (i)	798,707
3,978,468	Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026(g), (h), (i)	3,943,606

		4,742,313

Utilities — 1.2%
1,261,996	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	1,275,397

1

3,221,067	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	3,265,804

		4,541,201

Other — 1.0%
3,540,000	AIG Credit Premium Finance Master Trust, Series 2003-1, Class A, 4.068% due 11/15/2007(f)	3,541,297

TOTAL ASSET-BACKED SECURITIES
(Cost $42,220,100)		41,943,095

CORPORATE BONDS AND NOTES — 47.3%
Financials — 28.2%
2,000,000	Banco Mercantil Del Norte SA, 144A, YNK 5.875% due 02/17/2014(f), (g), (h), (j)	2,020,000
3,875,000	Block Financial Corporation, 5.125% due 10/30/2014	3,760,083
1,085,000	Citigroup, Inc., 5.625% due 08/27/2012	1,127,862
2,000,000	Countrywide Home Loans, Inc., MTN, 5.625% due 07/15/2009	2,048,488
5,000,000	Deutsche Bank Financial, 6.700% due 12/13/2006	5,119,805
6,500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	7,172,971
4,900,000	Goldman Sachs Group, Inc., (The), 5.250% due 10/15/2013	4,944,232
2,260,000	Household Finance Corporation, 8.000% due 07/15/2010	2,550,137
3,000,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014	2,882,763
5,000,000	Inter-American Development Bank, YNK 7.375% due 01/15/2010	5,586,430
	International Lease Finance Corporation:
2,650,000	3.300% due 01/23/2008, MTN	2,569,649
3,435,000	5.875% due 05/01/2013	3,579,534
3,000,000	Jackson National Life Global Funding, MTN, 144A, 5.250% due 03/15/2007(g), (h), (i)	3,026,643
5,000,000	Key Bank National Association, MTN, 5.800% due 07/01/2014	5,246,575
3,365,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	3,692,011
2,515,000	Morgan Stanley Group, Inc., 5.300% due 03/01/2013	2,540,044
5,935,000	National Rural Utilities Cooperative Finance Corporation, MTN, 5.540% due 12/15/2005	5,950,811
1,700,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	1,832,299
6,900,000	Protective Life Secured Trust, MTN, 3.700% due 11/24/2008	6,746,606
1,750,000	RBS Capital Trust I, (becomes variable June 2013), 4.709% due 12/29/2049	1,688,351

2

	SLM Corporation, MTN:
4,825,000	3.625% due 03/17/2008	4,716,240
2,265,000	3.811% due 07/27/2009(f)	2,263,193
5,000,000	SunAmerica Institutional, MTN, 5.750% due 02/16/2009	5,160,305
800,000	Suntrust Bank, 5.450% due 12/01/2017	823,228
3,360,000	Swiss Bank Corporation, 7.250% due 09/01/2006	3,431,568
5,000,000	UBS Preferred Funding Trust II, (becomes variable June 2011), 7.247% due 06/26/2049(e)	5,536,090
2,970,000	US Bank National Association, 2.870% due 02/01/2007	2,906,810
2,500,000	Washington Mutual Bank FA, MTN, 4.000% due 07/25/2006(f)	2,507,020
2,656,000	Westdeutsche Landesbank, 4.796% due 07/15/2015	2,630,489

		104,060,237

Industrials — 18.2%
3,485,000	American Standard, Inc., 7.375% due 02/01/2008(e)	3,664,526
3,000,000	Bellsouth Corporation, 5.000% due 10/15/2006(e)	3,014,409
3,250,000	British Telecommunications PLC, YNK 8.375% due 12/15/2010	3,763,025
3,000,000	Centex Corp., 5.800% due 09/15/2009	3,065,397
2,000,000	City National Corporation, 5.125% due 02/15/2013	2,000,642
1,840,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	2,177,029
4,475,000	Corporacion Andina De Fomento, YNK 5.125% due 05/05/2015	4,404,004
3,000,000	CVS Corporation, 4.000% due 09/15/2009	2,916,624
4,550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	4,386,869
	Ford Motor Credit Company:
565,000	5.800% due 01/12/2009	527,191
1,700,000	6.500% due 02/15/2006	1,704,519
5,500,000	Hutchison Whampoa International Ltd., 144A ,YNK (becomes variable May 2015), 6.500% due 02/13/2013(f), (g), (h), (i)	5,877,234
7,275,000	Merck & Co., Inc., 4.750% due 03/01/2015	7,006,953
1,600,000	Pemex Finance Ltd., YNK 9.690% due 08/15/2009	1,736,560
3,750,000	Telecom Italia Capital SA, YNK 5.250% due 11/15/2013	3,723,412
4,000,000	WMC Finance USA, YNK 5.125% due 05/15/2013	4,044,236

3

3,500,000	Ryder System Inc., MTN, 5.000% due 06/15/2012	3,416,046
1,050,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	1,080,574
3,255,000	Unilever Capital Corporation, 7.125% due 11/01/2010	3,600,603
5,000,000	Union Texas Petroleum Holdings, Inc. (MAPS), 7.000% due 04/15/2008	5,290,900

		67,400,753

Utilities — 0.9%
3,500,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	3,428,246

TOTAL CORPORATE BONDS AND NOTES
(Cost $174,503,647)		174,889,236

MORTGAGE-BACKED SECURITIES — 14.7%
Collateralized Mortgage Obligations (CMO) — Agency — 7.2%
	FHLMC:
6,283,031	Series 1650 Class J, 6.500% due 06/15/2023	6,386,639
216,178	Series 1669 Class G, 6.500% due 02/15/2023	216,152
4,000,000	Series 2734 Class PD, 5.000% due 01/15/2027	4,001,200
8,000,000	Series 2780 Class TC, 5.000% due 05/15/2027	8,011,754
4,500,000	Series 2802 Class NC, 5.000% due 05/15/2028	4,515,862
3,680,718	FNMA, Series 2003-63, Class GU, 4.000% due 07/25/2033	3,625,847

		26,757,454

Commercial Mortgage-Backed Securities — 2.6%
2,290,605	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.109% due 11/15/2031	2,371,460
1,915,000	First Union National Bank — Chase, Series 1999-C2, Class C, 6.944% due 06/15/2031	2,038,851
2,000,000	GE Capital Commercial Mortgage Corporation, Series 2003-C2, Class A4, 5.145% due 07/10/2037	2,023,178
3,000,000	Morgan Stanley Capital I Inc., Series 2004-HQ4, Class A6, 4.830% due 04/14/2040	2,967,645

		9,401,134

4

Mortgage Pass-Through Securities — 4.9%
	FHLMC:
189,243	Pool #A00813, 9.000% due 10/01/2020	199,948
21,348	Pool #E61740, 9.000% due 04/01/2010	21,512
409,321	Pool #F70013, Gold, 7.000% due 12/01/2011	427,415

	FNMA:
233,258	Pool #070225, 7.500% due 08/01/2018	246,966
501,554	Pool #250550, 6.500% due 05/01/2026	518,317
1,008,624	Pool #251518, 6.000% due 02/01/2013	1,037,720
1,201,160	Pool #251760, 6.000% due 06/01/2013	1,235,772
1,185,433	Pool #323406, 6.024% due 11/01/2008	1,219,117
329,886	Pool #490365, 5.426% due 12/01/2028(f)	341,097
2,310,624	Pool #555290, 4.913% due 02/01/2013	2,324,519
6,739,081	Pool #780620, 5.500% due 05/01/2034	6,742,205
1,491,066	Pool #790362, 4.887% due 08/01/2034(f)	1,492,342

	GNMA:
169,470	Pool #780077, 8.000% due 03/15/2025	181,489
2,009,283	Pool #781008, 6.000% due 03/15/2029	2,060,964

		18,049,383

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $54,610,398)		54,207,971

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.8%
Government Sponsored Enterprises (GSE) — 9.8%
2,165,000	FHLB, 5.125% due 03/06/2006
		2,174,894
	FHLMC:
705,000	2.375% due 04/15/2006	698,042
1,000,000	2.375% due 02/15/2007	973,882
2,150,000	4.500% due 07/15/2013	2,132,865
1,050,000	5.625% due 03/15/2011	1,104,857

5

	FNMA:
5,600,000	2.125% due 04/15/2006	5,536,854
7,200,000	2.875% due 11/09/2006	7,084,865
6,000,000	4.375% due 09/07/2007	5,984,136
2,000,000	4.625% due 10/15/2013	2,001,852
3,600,000	5.250% due 04/15/2007	3,645,324
3,800,000	6.000% due 05/15/2011	4,065,358
625,000	7.125% due 06/15/2010	692,436

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $36,553,752)		36,095,365

U.S. TREASURY OBLIGATIONS — 7.4%
U.S. Treasury Bonds — 2.7%
8,000,000	7.500% due 11/15/2016(e)	10,125,624

U.S. Treasury Notes — 4.7%
3,000,000	3.375% due 02/15/2008(e)	2,945,859
4,800,000	4.000% due 04/15/2010(e)	4,756,310
4,000,000	4.000% due 02/15/2015(e)	3,893,752
1,000,000	4.250% due 11/15/2013(e)	995,664
1,800,000	4.250% due 08/15/2014(e)	1,788,750
2,125,000	4.250% due 11/15/2014(e)	2,109,811
700,000	5.000% due 08/15/2011(e)	727,371

		17,217,517

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $27,742,907)		27,343,141

FOREIGN GOVERNMENT OBLIGATIONS— 1.3%
Government — 1.3%
3,000,000	Chuo Mitsui Trust & Banking Co Ltd., 144A, YNK 5.506% due 04/15/2049(f), (g), (h), (i)	2,887,602
2,000,000	Korea Development Bank, YNK 4.625% due 09/16/2010	1,973,110

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $4,994,223)		4,860,712

REPURCHASE AGREEMENT(c) — 6.8% (Cost $25,214,000)
25,214,000	Agreement with State Street Bank and Trust Company, 3.550% dated 09/30/2005, to be repurchased at $25,221,459 on 10/03/2005, collateralized by $24,645,000 FNMA, 6.200% maturing 06/13/17 (value $25,723,219)	25,214,000

6

Shares
COLLATRAL FOR SECURITIES ON LOAN(d) — 9.6%
(Cost $35,555,993)
35,555,993 State Street Navigator Securities Lending Trust — Prime Portfolio(k)		35,555,993

TOTAL INVESTMENTS
(Cost $401,395,020)(l)	108.2%	$400,109,513

(a)	All percentages are based on net assets of the Munder Intermediate Bond Fund (the “Fund”) as of September 30, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model, such as matrix pricing, commonly used for valuing such securities. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2005.

(g)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $2,020,000, 0.5% of net assets.

Security	Acquisition Date	Cost
Banco Mercantil Del Norte SA,144A 5.875%, due 02/17/2014	02/10/2004	$1,990,860

7

(k)	As of September 30, 2005, the market value of the securities on loan is $34,736,020.

(l)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,694,679 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,980,186 and net depreciation for financial reporting purposes was $1,285,507. At September 30, 2005, aggregate cost for financial reporting purposes was $401,395,020.

ABBREVIATIONS:
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MAPS	—	Mandatory Putable Remarketable Securities
MTN	—	Medium Term Note
YNK	—	Yankee Security

8

Munder International Bond Fund
     Portfolio of Investments, September 30, 2005 (Unaudited) (a), (b)

Principal
Amount(f)			Value(c)

FOREIGN BONDS AND NOTES — 91.8%
Austria — 7.3%
Government — 7.3%
		Republic of Austria:
EUR	1,770,000	4.300% due 07/15/2014	$2,329,370
	1,100,000	4.650% due 01/15/2018	1,505,349

			3,834,719

Belgium — 3.4%
Government — 3.4%
		Kingdom of Belgium:
EUR	845,000	3.000% due 09/28/2008	1,033,954
	460,000	5.500% due 03/28/2028	717,613

			1,751,567

Canada — 2.7%
Government — 2.7%
JPY	154,000,000	Province of Quebec,
		1.600% due 05/09/2013	1,391,146

Denmark — 1.2%
Government — 1.2%
DKK	3,750,000	Kingdom of Denmark,
		4.000% due 08/15/2008	631,488

Finland — 1.9%
Government — 1.9%
EUR	750,000	Republic of Finland,
		5.000% due 04/25/2009	978,179

France — 8.3%
Government — 8.3%
		Republic of France:
EUR	1,015,000	4.000% due 10/25/2013	1,308,828
	935,000	5.500% due 04/25/2010	1,262,501
	1,125,000	5.500% due 04/25/2029	1,769,671

			4,341,000

Germany — 8.9%
Corporate — 6.5%
JPY	189,000,000	Bayerische Landesbank, MTN,
		1.400% due 04/22/2013	1,688,153
EUR	530,000	KfW Bankengruppe, MTN,
		3.125% due 11/15/2006	644,768
JPY	122,000,000	Landwirtschaftliche
		Rentenbank, MTN,
		0.650% due 09/30/2008	1,085,671

Government — 2.4%
		Federal Republic of Germany:
EUR	720,000	4.250% due 07/04/2014	944,513
	225,000	5.250% due 07/04/2010	301,813

			4,664,918

Greece — 1.3%
Government — 1.3%
EUR	500,000	Republic of Greece,
		4.500% due 05/20/2014	658,989

1

Italy — 4.7%
Government — 4.7%
		Republic of Italy:
EUR	500,000	1.650% due 09/15/2008	626,051
	750,000	5.000% due 02/01/2012	1,011,068
JPY	95,000,000	0.650% due 03/20/2009	843,609

			2,480,728

Japan — 21.2%
Government — 21.2%
JPY	175,000,000	Development Bank of Japan, Global Bond,
		1.750% due 06/21/2010	1,617,997

		Government of Japan:
JPY	360,000,000	0.600% due 09/20/2008	3,193,614
	310,000,000	1.400% due 06/20/2011	2,810,957
	185,000,000	1.900% due 03/20/2008	1,696,450
	203,000,000	Japan Financial Corporation,
		1.350% due 11/26/2013	1,804,314

			11,123,332

Netherlands — 10.9%
Corporate — 4.8%
		Bank Nederlandse Gemeenten NV, MTN:
AUD	750,000	5.000% due 02/04/2008	564,674
EUR	1,000,000	4.375% due 07/04/2013	1,310,226
	500,000	Diageo Capital BV, MTN,
		3.875% due 01/06/2009	622,416
Government — 6.1%
		Kingdom of Netherlands:
EUR	520,000	2.750% due 01/15/2009	631,356
	1,645,000	5.500% due 01/15/2028	2,569,754

			5,698,426

Norway — 1.1%
Government — 1.1%
NOK	3,250,000	Kingdom of Norway,
		6.500% due 05/15/2013	599,516

Singapore — 1.1%
Government — 1.1%
SGD	1,000,000	Government of Singapore,
		4.375% due 10/15/2005	592,030

South Africa — 1.3%
Government — 1.3%
EUR	500,000	Republic of South Africa,
		5.250% due 05/16/2013	668,375

Spain — 3.1%
Corporate — 3.1%
EUR	1,200,000	Banco Bilbao Vizcaya Argentaria SA,
		5.750% due 09/27/2010	1,644,243

2

Supranational — 4.6%
Corporate — 4.6%
EUR	1,750,000	European Investment Bank,
		4.625% due 04/15/2020		2,381,220

Sweden — 0.7%
Government — 0.7%
SEK	2,500,000	Government of Sweden, Series 1037,
		8.000% due 08/15/2007		357,235

United Kingdom — 8.1%
Corporate — 3.5%
		AIG SunAmerica Institutional Funding III Ltd., MTN:
JPY	106,000,000	0.950% due 07/15/2009		938,847
GBP	520,000	4.375% due 12/30/2008		911,068
Government — 4.6%
GBP	1,300,000	United Kingdom Gilts,
		4.750% due 03/07/2020		2,406,671

				4,256,586

TOTAL FOREIGN BONDS AND NOTES
(Cost $45,558,839)				48,053,697

U.S. BONDS AND NOTES — 5.9%
Corporate — 5.9%
EUR	500,000	Bank Of America Corporation,
		4.750% due 05/06/2019		662,002
JPY	100,000,000	General Electric Capital Corporation,
		1.900% due 08/06/2009		922,314
	165,000,000	Proctor & Gamble Company,
		2.000% due 06/21/2010		1,531,975

TOTAL U.S. BONDS AND NOTES
(Cost $2,934,921)				3,116,291

REPURCHASE AGREEMENT (d) — 1.1%
(Cost $567,000)
U.S.	567,000	Agreement with State Street Bank and Trust Company,
		3.550% dated 09/30/2005, to be repurchased at $567,168
		on 10/03/2005, collateralized by $575,000 FNMA,
		5.205% maturing 12/30/2022 (value $582,188)		567,000

TOTAL INVESTMENTS
(Cost $49,060,760)(e)			98.8%	$51,736,988

3

(a)	All percentages are based on net assets of the Munder International Bond Fund (the “Fund”) as of September 30, 2005.

(b)	The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include fluctuation of currency and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Investment securities denominated in foreign currencies are translated daily into U.S. dollars. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,379,332 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $703,104 and net appreciation for financial reporting purposes was $2,676,228. At September 30, 2005 aggregate cost for financial reporting purposes was $49,060,760.

(f)	Principal amount expressed in terms of local currency.

ABBREVIATIONS:
AUD	—	Australian Dollar
DKK	—	Danish Krone
EUR	—	Euro
FNMA	—	Federal National Mortgage Association
GBP	—	Great Britain Pound
JPY	—	Japanese Yen
MTN	—	Medium Term Note
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
U.S.	—	United States Dollar

4

Munder International Equity Fund
   Portfolio of Investments, September 30, 2005 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 98.9%
Australia — 2.8%
3,550	Australia & New Zealand Banking Group Ltd., ADR(f)	$325,570
57,500	Caltex Australia Limited	901,797
18,400	CSL Limited	540,024
19,300	Foster’s Group Limited, ADR(f)	85,789
2,500	ION Limited, ADR(g)	0
3,000	National Australia Bank Ltd., ADR(f)	376,950
18,700	Rinker Group Ltd.	236,968
970	Rio Tinto Ltd., ADR(f)	175,230
65,000	Santos Ltd.	621,490
9,300	Santos Ltd., ADR(f)	353,307
300	Sons of Gwalia, ADR†, (g)	0
2,500	St. George Bank Ltd., ADR	106,491
11,900	Telstra Corporation Ltd., ADR(f)	185,283
3,400	Westpac Banking Corp., ADR	274,890

		4,183,789

Austria — 0.8%
4,900	Bank Austria Creditanstalt AG	549,424
5,100	BetandWin.com Interactive Entertainment AG†	399,661
4,700	Erste Bank der oesterreichischen Sparkassen AG, ADR(f)	125,255
2,400	Telekom Austria AG, ADR(f)	95,760

		1,170,100

Belgium — 0.7%
7,200	Almancora Communication Va.	714,075
12,550	Fortis, ADR(f)	363,322

		1,077,397

Brazil — 1.4%
2,500	All America Latina Logistica, PRF	15,812
3,200	Companhia de Bebidas das Americas, ADR, PRF(f)	118,976
7,250	Companhia Vale do Rio Doce, ADR(f)	317,985
12,000	Companhia Vale do Rio Doce, ADR, PRF, Class A,(f)	466,920
200	Contax Participacoes SA, ADR(f)	124
11,600	Petroleo Brasileiro SA - Petrobras, ADR, Class A(f)	829,284
100,000	Sadia SA, PRF	302,688
200	Telecomunicacoes Brasileiras SA, ADR	6,482

		2,058,271

China— 0.8%
486,000	Bio-Treat Technology Ltd.	299,033
408,000	Foxconn International Holdings Ltd.†	441,823
268,000	People's Food Holdings Ltd.	174,412
1,400	PetroChina Co Ltd., ADR(f)	116,718
750,000	Tianjin Capital Environmental Protection Company Ltd.	198,209

		1,230,195

Denmark — 0.1%
6,500	Danske Bank AS, ADR	199,388

Finland — 2.3%
78,050	Elisa Corporation Oyj, Series A	1,353,340
49,600	Fortum Oyj	998,788

1

5,500	Nokia Corporation, ADR	93,005
16,500	Rautaruukki Oyj	371,851
30,000	Sampo Oyj, A Shares	477,497
5,100	UPM-Kymmene Oyj, ADR(f)	102,612

		3,397,093

France — 8.2%
2,000	Accor SA	101,335
5,308	Air Liquide, ADR(f)	192,150
6,375	Alstom†	303,635
15,670	AXA	431,559
36,800	AXA, ADR(f)	1,013,104
17,100	BNP Paribas, ADR(f)	651,082
5,954	BNP Paribas SA	454,093
14,000	Casino Guichard-Perrachon SA	995,991
23,800	France Telecom, ADR(f)	684,250
8,000	Iliad S.A.	444,699
6,566	Lafarge SA, ADR(f)	145,306
3,426	Pernod-Ricard, ADR(f)	151,668
2,375	Peugeot SA, ADR	161,322
13,000	Publicis Groupe	415,085
8,750	Publicis Groupe, ADR(f)	278,600
4,650	Sanofi-Aventis	385,479
38,391	Sanofi-Aventis, ADR	1,595,146
21,500	Societe Generale, ADR	492,888
9,700	Suez SA, ADR(f)	281,494
12,605	Total SA, ADR(f)	1,712,011
3,743	Total SA, Class B	1,024,972
10,300	Vivendi Universal SA, ADR	337,119

		12,252,988

Germany — 7.1%
2,450	Adidas-Salomon AG	427,120
2,469	Allianz AG	334,450
27,700	Allianz AG, ADR(f)	374,227
3,000	AMB Generali Holding AG	279,263
2,100	AXA Konzern AG	206,373
5,300	BASF AG, ADR	399,620
5,260	Bayerische Hypo- und Vereinsbank AG, ADR†, (f)	147,938
1,100	Continental AG, ADR(f)	90,585
5,200	Deutsche Bank AG(h)	486,304
5,000	Deutsche Bank AG(h)	469,177
74,400	Deutsche Lufthansa AG, ADR(f)	1,004,400
20,213	Deutsche Telekom AG	369,005
16,500	Deutsche Telekom AG, ADR(f)	300,960
5,158	E.ON AG	475,358
28,650	E.ON AG, ADR(f)	880,987
13,600	Muenchener Rueckversicherungs-Gesellschaft AG	1,557,893
1,900	Rheinmetall AG	126,006
6,550	RWE AG	434,784
5,100	RWE AG, ADR(f)	338,513
1,500	Schering AG, ADR(f)	95,100
6,650	Siemens AG, ADR	514,244
50,700	TUI AG	1,083,295
15,500	Volkswagen AG, ADR(f)	190,650

		10,586,252

2

Greece — 1.1%
27,000	EFG Eurobank Ergasias	835,402
7,600	Hellenic Telecommunication Organization SA, ADR †	76,456
15,500	National Bank of Greece SA	617,888
15,966	National Bank of Greece SA, ADR(f)	126,770

		1,656,516

Hong Kong — 2.3%
4,228,000	Asia Standard International Group Ltd.	179,870
622,500	Chaoda Modern Agriculture (Holdings) Ltd.	236,739
16,900	China Mobile (Hong Kong) Ltd., ADR(f)	416,416
2,000,000	China Overseas Land & Investment Limited	605,908
111,111	China State Construction International Holdings Limited†	18,908
23,200	CLP Holdings Ltd., ADR(f)	136,880
4,000	Cnooc Ltd., ADR(f)	288,760
18,500	Hang Seng Bank Ltd., ADR(f)	248,725
20,600	Hong Kong Electric Holdings Ltd., ADR(f)	102,897
690,000	i-CABLE Communications, Ltd.	200,143
29,200	i-CABLE Communications, Ltd., ADR(f)	166,440
108,000	Li & Fung Ltd.	249,918
236,000	Melco International Development Limited	278,382
310,000	Midland Realty (Holdings) Ltd.	179,839
9,000	Swire Pacific Ltd., ADR, Class A	82,575

		3,392,400

Indonesia — 0.0%
7,150	Toba Pulp Lestari Tbk PT, ADR†, (g)	0

Ireland — 1.5%
18,850	Allied Irish Banks PLC	402,309
7,500	Allied Irish Banks PLC, ADR	320,250
33,340	Anglo Irish Bank Corporation PLC	454,276
600	Anglo Irish Bank Corporation PLC, ADR(f)	81,743
1,900	Bank of Ireland, ADR(f)	120,650
5,100	CRH, ADR(f)	138,582
170,000	eircom Group PLC	397,673
40,000	Elan Corporation PLC, ADR†, (f)	354,400

		2,269,883

Italy — 4.3%
52,500	Banca Intesa SpA	245,463
53,100	Benetton Group SpA, ADR(f)	1,135,809
22,900	Enel SpA, ADR(f)	982,639
28,411	ENI SpA	846,515
7,700	ENI SpA, ADR(f)	1,140,370
98,000	IFIL - Investments SpA	439,586
800,000	Pirelli & Co. SpA	851,295
16,400	Snai SpA†	208,232
9,993	Telecom Italia SpA, ADR(f)	325,772
5,611	Telecom Italia SpA, ADR, SAV(f)	154,976

		6,330,657

Japan — 21.1%
50,000	Asahi Glass Co., Ltd.	525,619
12,800	Canon, Inc.	692,564
8,600	Canon, Inc., ADR(f)	466,636
20,000	Credit Saison Co., Ltd.	879,121
80	DeNA Co., Ltd.†, (g), (h)	183,592

3

40	DeNA Co., Ltd.†, (h)	93,561
1,250	Denso Corporation, ADR	145,138
42,500	EDION Corporation	625,336
2,850	Eisai Company Ltd., ADR	122,122
5,000	Fuji Photo Film Company Ltd., ADR(f)	165,850
15	GungHo Online Entertainment, Inc.†	417,053
13,900	Hitachi Ltd., ADR	881,121
7,000	Honda Motor Co., Ltd.	396,664
18,100	Honda Motor Co., Ltd., ADR(f)	514,040
7,000	JAFCO Co., Ltd.	459,067
600	Kao Corporation, ADR	148,275
76,000	Kintetsu Corp.	257,593
9,500	Kirin Brewery Company Ltd., ADR(f)	105,165
23,700	Matsushita Electric Industrial Company Ltd., ADR(f)	405,507
105,700	MEDICEO Holdings Co., Ltd.	1,688,662
3,400	Millea Holdings, Inc., ADR	274,856
36,000	Mitsubishi Corporation	711,770
15,300	Mitsubishi Corporation, ADR(f)	606,645
62,495	Mitsubishi UFJ Financial Group, Inc., ADR(f)	814,310
600	Mitsui & Company Ltd., ADR(f)	150,756
11,400	Mitsui Sumitomo Insurance Company Ltd., ADR	1,321,652
113,300	NEC Corporation, ADR	614,086
37,000	Nichirei Corporation	152,187
24,000	Nikko Cordial Corporation, ADR(f)	284,400
10,900	Nintendo Company Ltd., ADR	157,505
77,500	Nippon Mining Holdings, Inc.	615,649
68,000	Nippon Oil Corporation	603,204
10,000	Nippon Telegraph & Telephone Corporation, ADR(f)	248,200
4,600	Nippon Yusen Kabushiki Kaisha, ADR	307,050
31,000	Nissan Motor Co. Ltd.	354,614
21,850	Nissan Motor Co. Ltd., ADR(f)	502,113
39,000	Nissay Dowa General Insurance Company, Limited	234,768
19,000	Nomura Holdings, Inc., ADR(f)	295,260
400	NTT DoCoMo, Inc.	713,182
48,450	NTT DoCoMo, Inc., ADR(f)	871,131
1,280	Orix Corporation, ADR(f)	115,955
14,500	Point, Inc.	742,310
800	Rakuten, Inc.	612,913
150	Resona Holdings, Inc.	387,925
5,140	Sega Sammy Holdings Inc., ADR	99,716
28,000	Sekisui Chemical Co., Ltd.	199,938
18,900	SOFTBANK CORP.	1,050,973
22,000	Sumitomo Forestry Co., Ltd.	223,505
70	Sumitomo Mitsui Financial Group, Inc.	661,106
200,000	Sumitomo Osaka Cement Co., Ltd.	639,040
52,200	SUZUKEN Co., Ltd.	1,511,241
10,200	Takeda Chemical Industries Ltd.	608,606
35,000	TonenGeneral Sekiyu K.K.	407,785
81,000	Toshiba Corporation	357,474
30,000	Toshiba TEC Corporation	132,663
17,470	Toyota Motor Corporation, ADR(f)	1,613,704
111,000	UNY Co., Ltd.	1,467,655
48	West Japan Railway Company	181,756
160	Yahoo Japan Corporation(h)	190,653
160	Yahoo Japan Corporation(h)	187,828

4

24,000	YAKULT HONSHA CO., LTD	609,030
18,400	Yamaha Corporation, ADR	319,004

		31,326,804

Luxembourg — 0.2%
14,850	Millicom International Cellular SA†	273,537

Mexico — 0.0%
2,900	Altos Hornos de Mexico SA de CV, ADR†, (g)	0

Netherlands — 5.4%
16,428	ABN AMRO Holding, ADR	394,272
117,850	AEGON Insurance, NYR(f)	1,755,965
2,800	Akzo Nobel, ADR	122,220
177	Indigo N.V.†,(g)	0
21,279	ING Groep N.V., ADR	633,901
106,300	James Hardie Industries	727,144
11,747	Koninklijke Ahold, ADR†, (f)	89,160
15,000	Nutreco Holding NV	661,984
3,600	Reed Elsevier N.V., ADR(f)	99,540
20,100	Royal Dutch Shell plc, Class A, ADR	1,319,364
13,360	Royal Dutch Shell plc, Class B, ADR(f)	920,103
23,219	Royal KPN N.V., ADR(f)	208,971
13,300	Royal Numico N.V.†	583,912
5,500	Unilever N.V., NYR	392,975
4,000	Vodafone Libertel N.V., ADR†	53,055

		7,962,566

New Zealand — 0.0% #
1,900	Telecommunications of New Zealand Ltd., ADR(f)	63,840

Norway — 1.0%
11,200	Petroleum Geo-Services ASA, ADR†, (f)	356,384
21,100	Statoil ASA, ADR	520,959
45,438	Telenor ASA	406,603
10,200	Telenor ASA, ADR(f)	274,890

		1,558,836

Papua New Guinea — 0.3%
344,000	Lihir Gold Ltd.†	504,805
500	Lihir Gold Ltd., ADR†	14,710

		519,515

Portugal — 0.2%
3,500	Electricidade de Portugal SA, ADR(f)	97,650
120,800	Sonae, SGPS, SA	206,838

		304,488

Singapore — 1.1%
389,536	SembCorp Industries Limited	691,382
290,000	SembCorp Marine Limited	513,001
16,007	Singapore Telecommunications Limited, ADR(f)	227,300
420,000	Sinomem Technology Ltd.	181,393

		1,613,076

South Korea — 1.6%
14,666	EnterTech Co. Ltd.	302,464
10,600	GS Holdings Corporation	270,465
21,000	Handsome Co., Ltd.	215,540
4,600	Kookmin Bank	271,367
9,800	KT Corporation	414,091

5

1,531	Samsung Electronics Company Ltd.	863,528

		2,337,455

Spain — 1.5%
60,360	Banco Santander Central Hispano SA, ADR(f)	794,941
10,200	Endesa SA, ADR	273,054
21,602	Telefonica SA	354,769
16,552	Telefonica SA, ADR(f)	816,345

		2,239,109

Sweden — 4.8%
88,098	Atlas Copco AB, ADR, Class A(f)	1,726,721
5,000	ForeningsSparbanken AB, ADR(f)	121,288
12,000	Hennes & Mauritz AB, Series B	429,148
160,500	Nordea Bank AB	1,608,819
2,550	Sandvik AB, ADR(f)	126,735
43,000	SSAB Svenskt Stal AB, Series A	1,304,193
1,500	Svenska Cellulosa AB, ADR(f)	52,650
54,700	Swedish Match AB	654,425
24,900	Volvo AB, ADR	1,086,711

		7,110,690

Switzerland — 7.0%
76,900	ABB Ltd., ADR†, (f)	565,984
38,550	Credit Suisse Group, ADR(f)	1,714,704
1,705	Nestle SA	501,315
15,600	Nestle SA, ADR(f)	1,145,040
7,361	Novartis AG	374,903
26,832	Novartis AG, ADR(f)	1,368,432
3,281	Roche Holding Ltd.	457,660
13,600	Roche Holding Ltd., ADR(f)	948,464
6,400	Swisscom AG, ADR(f)	209,792
5,394	Syngenta AG, ADR	113,274
10,890	UBS AG(f), (h)	931,095
6,029	UBS AG(h)	514,499
22,300	Xstrata PLC	579,633
56,800	Zurich Financial Services AG, ADR†, (f)	969,860

		10,394,655

Thailand — 0.7%
5,000	Sahaviriya Steel Industrics Public Company Ltd., ADR	3,409
520,000	Siam City Bank Public Company Ltd.	338,896
23,500	Siam Commercial Bank Public Company Ltd.	29,629
202,000	Siam Makro	310,050
375,000	Siam Panich Leasing Public Compant Ltd.	292,362

		974,346

United Kingdom — 20.6%
16,500	Amvescap PLC, ADR	214,995
16,250	Anglo American PLC, ADR(f)	490,750
16,800	Asia Energy PLC†	206,595
22,400	AstraZeneca PLC, ADR(f)	1,055,040
53,100	Aviva PLC	584,871
10,200	BAA PLC, ADR(f)	111,945
15,600	Barclays PLC, ADR(f)	636,168
6,792	BG Group PLC, ADR(f)	323,910
22,000	BHP Billiton PLC	356,570
11,886	BHP Billiton PLC, ADR(f)	386,295

6

2,400	BOC Group PLC, ADR(f)	97,920
95,376	BP PLC	1,136,588
44,800	BP PLC, ADR(f)	3,174,080
845,000	Brit Insurance Holdings PLC	1,263,397
9,800	British Airways PLC, ADR†, (f)	506,856
19,200	British American Tobacco PLC	404,612
10,391	British American Tobacco PLC, ADR(f)	439,955
8,200	BT Group PLC, ADR(f)	325,048
22,500	Burren Energy PLC	332,426
29,400	Cadbury Schweppes PLC, ADR(f)	1,197,462
126,460	Cobham PLC	354,098
7,283	Diageo PLC, ADR(f)	422,487
285,900	GKN PLC, ADR	1,472,385
24,618	GlaxoSmithKline PLC	628,122
28,336	GlaxoSmithKline PLC, ADR(f)	1,453,070
9,700	GUS PLC, ADR(f)	148,895
12,500	HBOS PLC, ADR(f)	580,000
25,000	Homeserve PLC	488,355
35,600	HSBC Holdings PLC, ADR(f)	2,891,788
3,525	Imperial Tobacco Group PLC, ADR(f)	204,979
39,200	Informa PLC	274,668
179,300	International Power PLC	788,375
4,025	J Sainsbury plc, ADR(f)	79,896
13,400	Lloyds TSB Group PLC, ADR(f)	445,282
2,980	Marks & Spencer Group PLC, ADR(f)	117,785
5,238	National Grid PLC, ADR(f)	245,924
3,600	Peninsular & Oriental Steam Navigation Co. (The), ADR(f)	42,840
102,600	Premier Foods PLC	556,876
3,000	Reed Elsevier PLC, ADR(f)	110,670
9,500	Rexam PLC, ADR(f)	432,345
2,600	Rio Tinto PLC, ADR(f)	427,180
34,400	Royal Bank of Scotland Group PLC	979,356
9,694	SABMiller PLC, ADR(f)	190,729
8,300	Scottish & Southern Energy PLC, ADR	150,853
4,500	Scottish Power PLC, ADR	181,080
19,638	Standard Chartered PLC	424,962
7,053	Unilever PLC, NYR(f)	297,778
23,200	United Business Media PLC	227,212
75,000	Virgin Mobile Holdings (UK) PLC	391,480
217,145	Vodafone Group PLC	566,719
63,723	Vodafone Group PLC, ADR(f)	1,654,886
2,850	Wolseley PLC, ADR(f)	122,522

		30,599,080

TOTAL COMMON STOCKS
(Cost $112,105,094)		147,082,926

INVESTMENT COMPANY SECURITY — 0.9%
(Cost $1,207,500)
Multi-Country — 0.9%
23,500	iShares MSCI EAFE Index Fund	1,365,350

7

Principal Amount

REPURCHASE AGREEMENT(d) — 0.1%
	(Cost $126,000)
	$126,000	Agreement with State Street Bank and Trust Company, 3.550%
		dated 09/30/2005, to be repurchased at $126,037 on
		10/03/2005, collateralized by $110,000 FNMA, 6.250%
		maturing 05/15/2029 (value $133,238)	126,000

Shares

RIGHTS — 0.0%#
Ireland — 0.0%
0	eircom Group PLC, expires 05/10/2007,
	(exercise price: EUR 0.59)†	0

Thailand — 0.0% #
205,263	True Corporation Public Company Ltd., expires 03/01/2008,
	(exercise price: THB 11.85)†, (g)	3,879

TOTAL RIGHTS
(Cost $0)		3,879

COLLATERAL FOR SECURITIES ON LOAN(e) — 22.5%
(Cost $33,486,208)
33,486,208	State Street Navigator Securities Lending Trust - Prime
	Portfolio(i)	33,486,208

8

TOTAL INVESTMENTS
(Cost $146,924,802)(j)	122.4%	$182,064,363

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	All percentages are based on net assets of the Munder International Equity Fund (the “Fund”) as of September 30, 2005.

(b)	The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include fluctuation of currency values and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated daily into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(f)	Security, or a portion thereof, is on loan.

(g)	Fair valued security as of September 30, 2005 (see note (c) above). As of September 30, 2005, these securities represent $187,471, 0.1% of net assets.

9

(h)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(i)	As of September 30, 2005, the market value of the securities on loan is $32,608,168.

(j)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $36,879,343 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,739,782 and net appreciation for financial reporting purposes was $35,139,561. At September 30, 2005, aggregate cost for financial reporting purposes was $146,924,802.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
EUR	—	Euro
FNMA	—	Federal National Mortgage Association
NYR	—	New York Registered Shares
PRF	—	Preferred Shares
SAV	—	Savings Shares
THB	—	Thailand Baht

10

At September 30, 2005, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	12.7%	$18,941,230
Oil, Gas & Consumable Fuels	12.2	18,188,080
Insurance	7.1	10,598,230
Pharmaceuticals	6.7	9,986,569
Diversified Telecommunication Services	5.5	8,263,508
Food Products	4.1	6,081,110
Metals & Mining	3.8	5,606,126
Wireless Telecommunication Services	3.6	5,329,174
Diversified Financial Services	3.4	5,118,393
Industrial Conglomerates	3.0	4,397,595
Automobiles	2.5	3,733,107
Capital Markets	2.4	3,642,358
Machinery	2.3	3,453,168
Electric Utilities	2.2	3,281,398
Health Care Equipment & Supplies	2.1	3,199,903
Multiline Retail	1.6	2,327,750
Media	1.4	2,109,477
Textiles, Apparel, & Luxury Goods	1.4	2,028,387
Trading Companies & Distributors	1.3	1,901,743
Construction Materials	1.3	1,887,040
Internet Software & Services	1.2	1,846,507
Hotels, Restaurants & Leisure	1.2	1,792,523
Food & Staples Retailing	1.2	1,721,923
Tobacco	1.1	1,703,971
Airlines	1.0	1,511,256
Multi-Utilities	0.9	1,300,715
Office Electronics	0.8	1,159,200
Household Durables	0.8	1,131,414
Beverages	0.7	1,074,814
Specialty Retail	0.7	1,054,484
Real Estate	0.7	984,524
Computers & Peripherals	0.7	971,560
Chemicals	0.6	925,184
Internet & Catalog Retail	0.6	890,066
Electronics Equipment & Instruments	0.6	881,121
Electrical Equipment	0.6	869,619
Semiconductors & Semiconductor Equipment	0.6	863,528
Independent Power Producers & Energy Traders	0.5	788,375
Construction & Engineering	0.5	691,382
Building Products	0.4	525,619
Commercial Services & Supplies	0.3	480,426
Road & Rail	0.3	455,161
Containers & Packaging	0.3	432,345
Energy Equipment & Services	0.2	356,384
Aerospace & Defense	0.2	354,098
Marine	0.2	349,890
Diversified Consumer Services	0.2	278,383
Leisure Equipment & Products	0.2	265,566
Auto Components	0.2	235,723
Communications Equipment	0.2	225,668
Water Utilities	0.1	198,209
Software	0.1	157,505
Paper & Forest Products	0.1	155,262
Personal Products	0.1	148,275
Consumer Finance	0.1	115,955
Transportation Infrastructure	0.1	111,945

TOTAL COMMON STOCKS	98.9	147,082,926
INVESTMENT COMPANY SECURITY	0.9	1,365,350
REPURCHASE AGREEMENT	0.1	126,000
RIGHTS	0.0 #	3,879
COLLATERAL FOR SECURITIES ON LOAN	22.5	33,486,208

TOTAL INVESTMENTS	122.4%	$182,064,363

# Amount represents less than 0.1% of net assets.

Munder Internet Fund
Portfolio of Investments, September 30, 2005 (Unaudited) (a),(b),(m)

Shares		Value(c)

COMMON STOCKS — 98.6%
Consumer Discretionary — 25.1%
Diversified Consumer Services — 0.5%
51,097	Apollo Group, Inc., Apollo Educational Group, Class A†,(f)	$3,392,330

Hotels, Restaurants & Leisure — 0.5%
56,200	Ctrip.com International Ltd., ADR (f)	3,601,296

Internet & Catalog Retail — 19.9%
611,000	Amazon.com, Inc.†,(f)	27,678,300
94,000	Blue Nile, Inc.†,(f)	2,974,160
244,400	Celebrate Express, Inc.†	3,419,156
235,000	drugstore.com, inc.†,(f)	869,500
1,008,100	eBay, Inc.†,(f)	41,533,720
319,800	eDiets.com, Inc.†,(f)	1,314,378
355,211	Expedia, Inc.†,(f)	7,036,730
179,000	FTD Group, Inc.†,(f)	1,852,650
196,000	GSI Commerce, Inc.†,(f)	3,900,400
551,211	IAC/InterActiveCorp†,(f)	13,973,199
90,000	Netflix, Inc.†,(f)	2,339,100
41,000	Overstock.com, Inc.†,(f)	1,572,350
879,916	priceline.com Incorporated†,(f)	16,999,977
117,096	Provide Commerce, Inc.†,(f)	2,841,920
434,000	Stamps.com Inc.†,(f)	7,469,140

		135,774,680

Media — 4.2%
287,000	Getty Images, Inc.†,(f)	24,693,480
191,500	Time Warner, Inc. (f)	3,468,065

		28,161,545

Total Consumer Discretionary		170,929,851

Financials — 4.7%
Capital Markets — 3.9%
595,400	Ameritrade Holding Corporation†,(f)	12,789,192
757,000	E*TRADE Financial Corporation†,(f)	13,323,200
36,000	optionsXpress Holdings Inc. (f)	685,440

		26,797,832

Real Estate — 0.3%
136,063	ZipRealty, Inc.†,(f)	1,733,442

Thrifts & Mortgage Finance — 0.5%
410,000	NetBank, Inc. (f)	3,407,100

Total Financials		31,938,374

Industrials — 3.3%
Commercial Services & Supplies — 3.3%
75,000	51job, Inc., ADR†,(f)	986,250
703,300	Monster Worldwide, Inc.†,(f)	21,598,343

		22,584,593

Information Technology — 65.2%
Communications Equipment — 5.5%
994,300	Cisco Systems, Inc.†	17,827,799
131,041	Juniper Networks, Inc.†,(f)	3,117,465
264,000	Nokia Corporation, ADR (f)	4,464,240
290,000	Packeteer, Inc.†	3,639,500

1

188,000	QUALCOMM Incorporated	8,413,000

		37,462,004

Computers & Peripherals — 6.5%
356,000	Apple Computer, Inc.†	19,085,160
320,000	Dell, Inc.†,(f)	10,944,000
531,700	EMC Corporation†	6,880,198
186,000	Hewlett-Packard Company (f)	5,431,200
127,000	Novatel Wireless, Inc.†,(f)	1,837,690

		44,178,248

Information Technology Services — 2.6%
67,000	Accenture Ltd., Class A†,(f)	1,705,820
428,000	CheckFree Corporation†	16,186,960

		17,892,780

Internet Software & Services — 35.8%
240,000	24/7 Real Media, Inc.†,(f)	1,689,600
131,000	Akamai Technologies, Inc.†,(f)	2,089,450
673,000	aQuantive, Inc.†,(f)	13,547,490
601,500	Autobytel, Inc.†,(f)	3,013,515
2,900	Baidu.com†,(f)	185,658
109,000	Bankrate, Inc.†,(f)	2,989,870
901,113	CNET Networks, Inc.†,(f)	12,228,103
99,981	Digital River, Inc.†,(f)	3,484,338
175,000	Digitas Inc.†	1,988,000
157,000	Google Inc., Class A†,(f)	49,684,220
4,224,371	HomeStore, Inc.†,(f)	18,376,014
468,000	HouseValues, Inc.†,(f)	6,692,400
186,000	Hurray! Holding Co., Ltd., ADR†,(f)	1,897,200
400,000	iVillage Inc.†,(f)	2,904,000
169,000	j2 Global Communications, Inc.†,(f)	6,830,980
349,000	Knot, Inc. (The)†,(f)	3,870,410
75,000	LivePerson, Inc.†	283,508
207,000	NetEase.com, Inc., ADR†,(f)	18,632,070
202,156	PlanetOut Inc.†	1,706,197
595,000	SINA Corporation†,(f)	16,362,500
383,000	Sohu.com, Inc.†	6,560,790
1,734,000	Tencent Holdings Ltd†	2,112,467
152,500	Tom Online, Inc., ADR†,(f)	3,004,250
88,000	Travelzoo Inc.†,(f)	1,952,720
436,731	ValueClick, Inc.†,(f)	7,463,733
127,800	Websense, Inc.†,(f)	6,544,638
1,419,680	Yahoo! Inc.†,(f)	48,041,971

		244,136,092

Semiconductors & Semiconductor Equipment — 4.3%
169,000	Applied Materials, Inc. (f)	2,866,240
40,000	Broadcom Corporation, Class A†	1,876,400
548,000	Intel Corporation	13,508,200
230,000	Linear Technology Corporation	8,645,700
70,000	Novellus Systems, Inc.†,(f)	1,755,600
37,000	Xilinx, Inc. (f)	1,030,450

		29,682,590

Software — 10.5%
146,950	Blackboard, Inc.†,(f)	3,675,220

2

112,000	Check Point Software Technologies Ltd.†	2,723,840
78,000	JAMDAT Mobile Inc.†,(f)	1,638,000
128,000	KongZhong Corporation, ADR†,(f)	1,802,240
130,000	Macromedia, Inc.†	5,287,100
1,074,000	Microsoft Corporation (f)	27,634,020
499,000	Oracle Corporation†,(f)	6,182,610
116,000	Red Hat, Inc.†,(f)	2,458,040
63,000	salesforce.com, inc.†,(f)	1,456,560
494,500	Shanda Interactive Entertainment Limited, ADR †,(f)	13,376,225
234,525	Symantec Corporation†	5,314,336

		71,548,191

Total Information Technology		444,899,905

Telecommunication Services — 0.3%
Wireless Telecommunication Services — 0.3%
174,000	Linktone Ltd., ADR†,(f)	1,900,080

TOTAL COMMON STOCKS
(Cost $703,555,400)		672,252,803

LIMITED PARTNERSHIPS — 0.8%
Information Technology — 0.8%
Internet Software & Services — 0.1%
1,916,082	@Ventures Expansion Fund, L.P.†,(g),(h),(i)	632,562
2,848,467	@Ventures III, L.P.†,(g),(h),(i)	258,179

		890,741

Multi-Industry — 0.7%
4,000,000	New Enterprise Associates 10, L.P.†,(g),(h),(i),(j)	3,259,036
1,422,328	Trident Capital Fund V, L.P.†,(g),(h),(i),(j)	1,046,128

		4,305,164

TOTAL LIMITED PARTNERSHIPS
(Cost $8,589,712)		5,195,905

PREFERRED STOCKS — 0.9%
Information Technology — 0.9%
Internet Software & Services — 0.9%
85,719	Mainstream Data Services, Inc., Series D†,(g),(h),(i)	0
1,105,552	WebCT, Inc., Series G†,(g),(h),(i)	6,146,869

TOTAL PREFERRED STOCKS
(Cost $10,213,440)		6,146,869

3

Principal Amount

REPURCHASE AGREEMENT(d) — 0.5%
(Cost $3,214,000)
$3,214,000	Agreement with State Street Bank and Trust Company,
	3.550% dated 09/30/2005, to be repurchased at $3,214,951
	on 10/03/2005, collateralized by $2,710,000 FNMA, 6.250%
	maturing 05/15/2029 (value $3,282,488)		3,214,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(e) — 17.1%
(Cost $116,934,469)
116,934,469	State Street Navigator Securities Lending Trust - Prime Portfolio(k)		116,934,469

TOTAL INVESTMENTS
(Cost $842,507,021)(l)		117.9%	$803,744,046

4

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Internet Fund (the “Fund”) as of September 30, 2005.

(b)	The Fund primarily invests in equity securities of domestic and, to a lesser extent, foreign companies positioned to benefit from the growth of the Internet. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated daily into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(f)	Security, or a portion thereof, is on loan.

(g)	Fair valued security as of September 30, 2005 (see note (c) above). As of September 30, 2005, these securities represent $11,342,774, 1.7% of net assets.

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $11,342,774, 1.7% of net assets

5

Security	Acquisition Date	Cost

@Ventures Expansion Fund, L.P.	2/24/00	$157,014
	3/23/00	628,057
	6/15/00	471,043
	3/15/01	392,536
@Ventures III, L.P.	11/06/98	622,048
	1/05/99	128,877
	4/01/99	414,098
	7/23/99	515,509
	9/24/99	515,509
	1/21/00	128,877
	5/08/00	38,663
	9/18/00	25,776
	1/30/01	33,214
	7/18/01	27,208
Mainstream Data Services, Inc. Series D	8/29/00	213,440
New Enterprise Associates 10, L.P.	10/26/00	373,304
	1/05/01	186,652
	7/27/01	93,326
	9/26/01	186,652
	1/16/02	197,119
	4/23/02	197,119
	7/12/02	197,119
	11/12/02	197,119
	2/04/03	199,258
	7/16/03	201,890
	9/19/03	208,122
	12/10/03	208,756
	4/19/04	209,470
	8/16/04	211,944
	12/28/04	225,726
	7/11/05	124,036
Trident Capital Fund V, L.P.	10/18/00	263,590
	6/26/02	93,030
	11/08/02	93,030
	1/15/03	186,060
	10/01/03	94,010
	12/05/03	94,010
	2/06/04	94,010
	6/10/04	97,996
	11/23/04	99,206
	1/28/05	99,206
	8/02/05	59,523
WebCT, Inc., Series G	9/14/00	10,000,000
(j)	The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At September 30, 2005, the Fund had total commitments to contribute $1,695,272 to various issuers when and if required.

(k)	As of September 30, 2005, the market value of the securities on loan is $114,122,843.

(l)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $91,795,687 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $130,558,662 and net depreciation for financial reporting purposes was $38,762,975. At September 30, 2005, aggregate cost for financial reporting purposes was $842,507,021.

(m)	On July 15, 2005, the Board of Trustees approved the merger of the Amerindo Technology Fund with and into the Fund, subject to approval by the shareholders of the Amerindo Technology Fund. The transaction was approved by the shareholders of the Amerindo Technology Fund at a Special Meeting held on October 14, 2005, and the merger occurred as of the close of business on October 21, 2005.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
FNMA	—	Federal National Mortgage Association

6

At September 30, 2005, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value
COMMON STOCKS:
United States	87.0%	$592,937,877
China	10.3	70,421,026
Finland	0.7	4,464,240
Israel	0.4	2,723,840
Bermuda	0.2	1,705,820

TOTAL COMMON STOCKS	98.6	672,252,803
LIMITED PARTNERSHIPS	0.8	5,195,905
PREFERRED STOCKS	0.9	6,146,869
REPURCHASE AGREEMENT	0.5	3,214,000
COLLATERAL FOR SECURITIES ON LOAN	17.1	116,934,469

TOTAL INVESTMENTS	117.9%	$803,744,046

Munder Large-Cap Core Growth Fund
   Portfolio of Investments, September 30, 2005 (Unaudited) (a)

Shares			Value(b)

COMMON STOCKS — 98.1%
Consumer Discretionary — 12.1%
Diversified Consumer Services — 1.3%
	40,200	Education Management Corporation†	$1,296,048

Household Durables — 2.8%
	37,400	D.R. Horton, Inc.	1,354,628
	33,700	Pulte Homes, Inc.	1,446,404

			2,801,032

Multiline Retail — 2.0%
	22,800	Nordstrom, Inc.	782,496
	23,400	Target Corporation	1,215,162

			1,997,658

Specialty Retail — 6.0%
	22,650	Advance Auto Parts, Inc.†	876,102
	29,100	Bed Bath & Beyond, Inc.†	1,169,238
	29,067	Lowe’s Companies, Inc.	1,871,915
	33,366	O’Reilly Automotive, Inc.†	940,254
	54,750	Staples, Inc.	1,167,270

			6,024,779

Total Consumer Discretionary			12,119,517

Consumer Staples — 8.5%
Beverages — 2.9%
	37,300	Constellation Brands, Inc., Class A†	969,800
	33,700	PepsiCo, Inc.	1,911,127

			2,880,927

Food & Staples Retailing — 2.3%
	22,733	Wal-Mart Stores, Inc.	996,160
	29,933	Walgreen Company	1,300,589

			2,296,749

Household Products — 2.0%
	33,634	Procter & Gamble Company (The)	1,999,877

Personal Products — 1.3%
	29,513	Alberto-Culver Company	1,320,707

Total Consumer Staples			8,498,260

Energy — 10.3%
Energy Equipment & Services — 1.7%
	20,000	BJ Services Company	719,800
	5,619	Noble Corporation	384,677
	6,700	Schlumberger Limited	565,346

			1,669,823

Oil, Gas & Consumable Fuels — 8.6%
	8,000	BP p.l.c., ADR	566,800
	22,500	ConocoPhillips	1,572,975
	56,200	Exxon Mobil Corporation	3,570,948
	16,500	Ultra Petroleum Corp.†,(e)	938,520
	6,700	Valero Energy Corporation	757,502
	28,100	XTO Energy, Inc.	1,273,492

			8,680,237

Total Energy			10,350,060

1

Financials — 20.1%
Capital Markets — 1.0%
9,050	Legg Mason, Inc.	992,695

Commercial Banks — 3.6%
33,700	Bank of America Corporation	1,418,770
22,500	Commerce Bancorp, Inc.(e)	690,525
26,200	Wells Fargo & Company	1,534,534

		3,643,829

Consumer Finance — 4.0%
27,200	American Express Company	1,562,368
11,300	Capital One Financial Corporation	898,576
27,700	SLM Corporation	1,485,828

		3,946,772

Diversified Financial Services — 1.1%
24,800	CIT Group Inc.	1,120,464

Insurance — 6.4%
22,481	American International Group, Inc.	1,392,923
23,471	Brown & Brown, Inc.(e)	1,166,274
19,600	Manulife Financial Corporation	1,045,072
23,400	Prudential Financial, Inc.	1,580,904
32,250	W. R. Berkley Corporation	1,273,230

		6,458,403

Real Estate — 2.0%
32,280	General Growth Properties, Inc., REIT	1,450,340
14,700	New Century Financial Corporation, REIT(e)	533,169

		1,983,509

Thrifts & Mortgage Finance — 2.0%
15,000	Federal Home Loan Mortgage Corporation	846,900
19,600	Golden West Financial Corporation	1,164,044

		2,010,944

Total Financials		20,156,616

Health Care — 14.9%
Biotechnology — 1.2%
14,955	Amgen, Inc.†	1,191,465

Health Care Equipment & Supplies — 1.9%
29,900	Biomet, Inc.	1,037,829
16,900	Medtronic, Inc.	906,178

		1,944,007

Health Care Providers & Services — 7.5%
25,443	Caremark Rx, Inc.†	1,270,369
24,416	Express Scripts, Inc.†	1,518,675
36,071	Health Management Associates, Inc., Class A	846,586
11,300	Quest Diagnostics Incorporated	571,102
31,244	UnitedHealth Group, Inc.	1,755,913
20,600	WellPoint, Inc.†	1,561,892

		7,524,537

Pharmaceuticals — 4.3%
41,973	Johnson & Johnson	2,656,051

2

66,469	Pfizer, Inc.	1,659,731

		4,315,782

Total Health Care		14,975,791

Industrials — 10.8%
Aerospace & Defense — 1.5%
19,663	L-3 Communications Holdings, Inc.	1,554,753

Air Freight & Logistics — 1.4%
20,200	United Parcel Service, Inc., Class B	1,396,426

Industrial Conglomerates — 4.4%
17,800	3M Company	1,305,808
91,648	General Electric Company	3,085,788

		4,391,596

Machinery — 1.8%
33,900	Danaher Corporation	1,824,837

Road & Rail — 1.7%
42,300	Norfolk Southern Corporation	1,715,688

Total Industrials		10,883,300

Information Technology — 15.3%
Communications Equipment — 1.4%
78,517	Cisco Systems, Inc.†	1,407,810

Computers & Peripherals — 1.7%
50,688	Dell, Inc.†	1,733,530

Electronic Equipment & Instruments — 0.8%
14,100	CDW Corporation	830,772

Information Technology Services — 4.7%
41,400	Accenture Ltd., Class A	1,054,044
19,900	Anteon International Corporation†	850,924
28,100	CACI International, Inc.†,(e)	1,702,860
36,400	Satyam Computer Services Limited, ADR(e)	1,100,008

		4,707,836

Semiconductors & Semiconductor Equipment — 3.9%
70,214	Intel Corporation	1,730,775
22,900	Marvell Technology Group Ltd.†	1,055,919
26,200	Maxim Integrated Products, Inc.	1,117,430

		3,904,124

Software — 2.8%
119,600	Oracle Corporation†	1,481,844
58,608	Symantec Corporation†	1,328,057

		2,809,901

Total Information Technology		15,393,973

Materials — 2.4%
Chemicals — 1.2%
26,200	Praxair, Inc.	1,255,766

Construction Materials — 1.2%
18,700	Florida Rock Industries, Inc.(e)	1,198,483

3

Total Materials		2,454,249

Telecommunication Services — 2.3%
Wireless Telecommunication Services — 2.3%
19,800	ALLTEL Corporation	1,289,178
42,782	Sprint Nextel Corporation	1,017,356

		2,306,534

Utilities — 1.4%
Electric Utilities — 1.4%
27,000	Exelon Corporation	1,442,880

TOTAL COMMON STOCKS
(Cost $73,804,481)		98,581,180

Principal
Amount
REPURCHASE AGREEMENT(c) — 0.5%
(Cost $547,000)
	$547,000	Agreement with State Street Bank and Trust Company,
		3.550% dated 09/30/2005, to be repurchased at $547,162
		on 10/03/2005, collateralized by $465,000 FNMA, 6.250%
		maturing 05/15/2029 (value $563,231)	547,000

Shares
COLLATERAL FOR SECURITIES ON LOAN(d) — 5.0%
(Cost $4,959,052)
4,959,052	State Street Navigator Securities Lending Trust — Prime
	Portfolio(f)	4,959,052

4

TOTAL INVESTMENTS
(Cost $79,310,533)(g)	103.6%	$104,087,232

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Large-Cap Core Growth Fund (the “Fund”) as of September 30, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	As of September 30, 2005, the market value of the securities on loan is $4,888,554.

(g)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $26,791,339 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,014,640 and net appreciation for financial reporting purposes was $24,776,699. At September 30, 2005, aggregate cost for financial reporting purposes was $79,310,533.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
FNMA	—	Federal National Mortgage Association
REIT	—	Real Estate Investment Trust

5

Munder Large-Cap Value Fund
     Portfolio of Investments, September 30, 2005 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 98.9%
Consumer Discretionary — 10.3%
Auto Components — 1.2%
17,915	Magna International, Inc., Class A	$1,341,117

Hotels, Restaurants & Leisure — 0.8%
14,152	Harrah’s Entertainment, Inc.	922,569

Household Durables — 3.4%
43,914	Centex Corporation	2,835,966
23,360	Pulte Homes, Inc.(e)	1,002,611

		3,838,577

Media — 3.5%
89,554	Comcast Corporation, Class A Special†	2,577,364
16,250	Omnicom Group Inc.	1,358,988

		3,936,352

Specialty Retail — 1.4%
23,130	Gap, Inc. (The)	403,156
29,220	Home Depot, Inc. (The)	1,114,451

		1,517,607

Total Consumer Discretionary		11,556,222

Consumer Staples — 5.0%
Food & Staples Retailing — 2.7%
44,980	BJ’s Wholesale Club, Inc.†	1,250,444
29,090	CVS Corporation	843,901
31,140	SUPERVALU, Inc.	969,077

		3,063,422

Food Products — 2.3%
41,860	Cadbury Schweppes PLC, ADR	1,704,958
47,490	Tyson Foods, Inc., Class A	857,194

		2,562,152

Total Consumer Staples		5,625,574

Energy — 14.9%
Energy Equipment & Services — 2.7%
12,670	National Oilwell Varco, Inc.†	833,686
32,380	Patterson-UTI Energy, Inc.	1,168,270
16,100	Weatherford International Ltd.†	1,105,426

		3,107,382

Oil, Gas & Consumable Fuels — 12.2%
35,200	Apache Corporation	2,647,744
27,958	Chevron Corporation	1,809,721
40,870	ConocoPhillips	2,857,222
78,849	Exxon Mobil Corporation	5,010,066
10,220	Total SA, ADR(e)	1,388,080

		13,712,833

Total Energy		16,820,215

Financials — 33.3%
Capital Markets — 6.2%
39,430	Bank of New York Company, Inc. (The)	1,159,636
13,721	Goldman Sachs Group, Inc. (The)	1,668,199
14,428	Lehman Brothers Holdings, Inc.	1,680,574
40,420	Merrill Lynch & Co., Inc.	2,479,767

		6,988,176

Commercial Banks — 6.7%
50,642	Bank of America Corporation	2,132,028

1

63,880	U.S. Bancorp	1,793,750
20,410	Wachovia Corporation	971,312
25,898	Wells Fargo & Company	1,516,846
15,520	Zions Bancorporation	1,105,179

		7,519,115

Diversified Financial Services — 7.6%
34,680	CIT Group Inc.(e)	1,566,842
99,231	Citigroup, Inc.	4,516,995
72,749	JPMorgan Chase & Co.	2,468,374

		8,552,211

Insurance — 6.0%
13,246	ACE Limited	623,489
25,020	Allstate Corporation (The)	1,383,356
13,414	American International Group, Inc.	831,132
38,000	Genworth Financial, Inc., Class A(e)	1,225,120
15,230	Hartford Financial Services Group, Inc.	1,175,299
22,520	Prudential Financial, Inc.	1,521,451

		6,759,847

Real Estate — 2.2%
32,028	General Growth Properties, Inc., REIT	1,439,018
24,020	ProLogis, REIT	1,064,326

		2,503,344

Thrifts & Mortgage Finance — 4.6%
25,942	Federal Home Loan Mortgage Corporation	1,464,686
57,530	PMI Group, Inc. (The)(e)	2,293,721
36,260	Washington Mutual, Inc.	1,422,117

		5,180,524

Total Financials		37,503,217

Health Care — 6.6%
Health Care Providers & Services — 2.6%
38,988	WellPoint, Inc.†	2,956,070

Pharmaceuticals — 4.0%
13,450	Johnson & Johnson	851,116
97,450	Pfizer, Inc.	2,433,327
25,270	Wyeth	1,169,243

		4,453,686

Total Health Care		7,409,756

Industrials — 8.7%
Aerospace & Defense — 1.9%
41,948	United Technologies Corporation	2,174,584

Commercial Services & Supplies — 1.0%
42,180	ARAMARK Corporation, Class B(e)	1,126,628

Industrial Conglomerates — 2.7%
40,110	General Electric Company	1,350,504
61,308	Tyco International Ltd.	1,707,428

		3,057,932

Machinery — 3.1%
21,240	Danaher Corporation	1,143,349
20,185	ITT Industries, Inc.	2,293,016

		3,436,365

Total Industrials		9,795,509

2

Information Technology — 6.0%
Communications Equipment — 1.0%
66,730	Nokia Corporation, ADR	1,128,404

Computers & Peripherals — 1.6%
24,283	Hewlett-Packard Company	709,064
5,198	International Business Machines Corporation	416,983
11,436	Lexmark International, Inc., Class A†	698,168

		1,824,215

Electronic Equipment & Instruments — 0.5%
13,910	Amphenol Corporation, Class A	561,129

Information Technology Services — 1.1%
46,710	Accenture Ltd., Class A†	1,189,237

Semiconductors & Semiconductor Equipment — 1.0%
46,710	Intel Corporation	1,151,401

Software — 0.8%
19,460	Intuit, Inc.†	872,003

Total Information Technology		6,726,389

Materials — 5.0%
Chemicals — 4.0%
16,100	BASF AG, ADR	1,213,940
46,098	Praxair, Inc.	2,209,477
12,650	Scotts Miracle-Gro Company (The)(e)	1,112,315

		4,535,732

Metals & Mining — 1.0%
19,150	Nucor Corporation	1,129,658

Total Materials		5,665,390

Telecommunication Services — 3.6%
Diversified Telecommunication Services — 2.4%
62,380	BellSouth Corporation	1,640,594
46,416	SBC Communications, Inc.	1,112,591

		2,753,185

Wireless Telecommunication Services — 1.2%
20,451	ALLTEL Corporation	1,331,565

Total Telecommunication Services		4,084,750

Utilities — 5.5%
Electric Utilities — 2.6%
13,145	Edison International	621,496
6,124	Entergy Corporation	455,136
12,312	Exelon Corporation	657,953
10,358	FPL Group, Inc.	493,041
6,040	PPL Corporation	195,273
10,484	Progress Energy, Inc.	469,159

		2,892,058

Gas Utilities — 0.4%
11,006	Equitable Resources, Inc.	429,895

Independent Power Producers & Energy Traders — 1.0%
10,523	Duke Energy Corporation	306,956
7,633	TXU Corp.	861,613

		1,168,569

3

Multi-Utilities — 1.5%
8,450	Consolidated Edison, Inc.(e)	410,247
7,530	Dominion Resources, Inc.	648,634
5,192	DTE Energy Company	238,105
10,062	Wisconsin Energy Corporation	401,675

		1,698,661

Total Utilities		6,189,183

TOTAL COMMON STOCKS
(Cost $87,701,377)		111,376,205

Principal
Amount

REPURCHASE AGREEMENT(c) — 1.3%
(Cost $1,463,000)
	$1,463,000	Agreement with State Street Bank & Trust Company, 3.550% dated 09/30/2005, to be repurchased at $1,463,433 on 10/03/2005, collateralized by $1,500,000 FHLB, 4.214% maturing 02/15/2008 (value $1,496,954)	1,463,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 8.1%
(Cost $9,157,463)
9,157,463	State Street Navigator Securities Lending Trust — Prime Portfolio(f)	9,157,463

4

TOTAL INVESTMENTS
(Cost $98,321,840)(g)	108.3%	$121,996,668

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Large-Cap Value Fund (the “Fund”) as of September 30, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	As of September 30, 2005, the market value of the securities on loan is $8,975,921.

(g)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $25,360,645 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,685,817 and net appreciation for financial reporting purposes was $23,674,828. At September 30, 2005, aggregate cost for financial reporting purposes was $98,321,840.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
FHLB	—	Federal Home Loan Bank
REIT	—	Real Estate Investment Trust

5

At September 30, 2005, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value
COMMON STOCKS:
United States	89.8%	$101,079,552
Bermuda	3.1	3,520,154
United Kingdom	1.5	1,704,958
France	1.2	1,388,080
Canada	1.2	1,341,117
Germany	1.1	1,213,940
Finland	1.0	1,128,404

TOTAL COMMON STOCKS	98.9	111,376,205
REPURCHASE AGREEMENT	1.3	1,463,000
COLLATERAL FOR SECURITIES ON LOAN	8.1	9,157,463

TOTAL INVESTMENTS	108.3%	$121,996,668

6

Munder Michigan Tax-Free Bond Fund
   Portfolio of Investments, September 30, 2005 (Unaudited) (a), (b)

Principal
Amount		Value(c)
MUNICIPAL BONDS AND NOTES — 95.2%
Michigan — 95.2%
$300,000	Charles Stewart Mott Community College, GO, (FGIC Insured), 5.500% due 05/01/2019, Pre-Refunded 05/01/2010	$328,590
305,000	Charlevoix, Michigan, Public School District, GO, (FSA Insured), 5.700% due 05/01/2016, Pre-Refunded 05/01/2009	331,398
350,000	Charlotte, Michigan, Public School District, GO, (Q-SBLF), 5.250% due 05/01/2019, Pre-Refunded 05/01/2009	375,007
300,000	Clinton Macomb, Michigan, Public Library, GO, (AMBAC Insured), 5.000% due 04/01/2027	310,317
515,000	Clinton Township, Michigan Building Authority, Revenue, Refunding, (AMBAC Insured), 4.750% due 11/01/2012	553,342
310,000	Clinton, Michigan, Community Schools, GO, Refunding, (MBIA Insured, Q-SBLF), 3.250% due 05/01/2008	311,060
300,000	Detroit, Michigan, GO, Series B, (MBIA Insured), 6.000% due 04/01/2015, Pre-Refunded 04/01/2010	336,261
350,000	Durand, Michigan, Area Schools, GO, (FGIC Insured, Q-SBLF), 5.375% due 05/01/2023, Pre-Refunded 05/01/2007	363,321
300,000	East Jackson, Michigan, Community Schools, GO, (MBIA Insured, Q-SBLF), 3.750% due 05/01/2013	301,962
350,000	Ecorse, Michigan, Public School District, GO, (FGIC Insured, Q-SBLF), 5.500% due 05/01/2027, Pre-Refunded 05/01/2008	374,108
200,000	Fowlerville, Michigan, Community Schools District, GO, (MBIA Insured, Q-SBLF), 6.500% due 05/01/2007	210,666
300,000	Frankenmuth, Michigan, School District, GO, (FGIC Insured, Q-SBLF), 5.750% due 05/01/2020, Pre-Refunded 05/01/2010	331,083
300,000	Fraser, Michigan, Public School District, GO, (FSA Insured, Q-SBLF), 5.000% due 05/01/2014	327,267
305,000	Grand Rapids, Michigan, Building Authority Revenue, 5.000% due 04/01/2016	333,380
500,000	Grand Rapids, Michigan, Community College, GO, (MBIA Insured), 5.375% due 05/01/2019	511,590
400,000	Grosse Pointe, Michigan, Public School Systems, GO, 4.750% due 05/01/2022	412,972
300,000	Hamilton, Michigan, Community Schools District, GO, (FGIC Insured, Q-SBLF), 5.000% due 05/01/2024	307,182

1

300,000	Haslett, Michigan, Public School District, GO, (Q-SBLF), 5.625% due 05/01/2020, Pre-Refunded 11/01/2011	335,637
200,000	Hopkins, Michigan, Public Schools, GO, Refunding, (FGIC Insured, Q-SBLF), 5.700% due 05/01/2021, Pre-Refunded 05/01/2007	208,384
300,000	Jonesville, Michigan, Community Schools District, GO, (FGIC Insured, Q-SBLF), 5.750% due 05/01/2029, Pre-Refunded 05/01/2009	325,938
350,000	Kent County, Michigan, Building Authority, GO, 5.000% due 06/01/2021	365,774
300,000	L’Anse Creuse, Michigan, Public Schools, GO, (FSA Insured, Q-SBLF), 5.000% due 05/01/2014	327,267
300,000	Lake Orion, Michigan, Community School District, GO, Series A, (FGIC Insured, Q-SBLF), 5.850% due 05/01/2016, Pre-Refunded 05/01/2010	333,018
500,000	Lincoln, Michigan, Consolidated School District, GO, (FSA Insured, Q-SBLF), 5.000% due 05/01/2018, Pre-Refunded 05/01/2008	524,315
275,000	Livonia, Michigan, Municipal Building Authority, GO, Refunding, (AMBAC Insured), 4.000% due 05/01/2013	281,311
300,000	Lowell, Michigan, Area Schools, GO, Refunding, (MBIA Insured, Q-SBLF), 4.000% due 05/01/2012	307,845
235,000	Maple Valley, Michigan, School District, GO, Refunding, (FSA Insured), (Q-SBLF), 4.300% due 05/01/2023	234,993
500,000	Mattawan, Michigan, Consolidated School District, GO, (FSA Insured, Q-SBLF), 5.750% due 05/01/2025, Pre-Refunded 05/01/2010	552,920
500,000	Michigan Municipal Building Authority Revenue, 4.750% due 10/01/2018	513,700
500,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 5.250% due 01/01/2020	537,030
300,000	Michigan State Enviromental Protection Program, GO, 6.250% due 11/01/2012	339,585
315,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	349,811
500,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	507,025
340,000	Michigan State Trunk Line, Series A, (FSA Insured), 5.000% due 11/01/2025, Pre-Refunded 11/01/2011	365,939

2

500,000	Montrose, Michigan, School District, GO, (MBIA Insured, Q-SBLF), 6.200% due 05/01/2017	600,055
250,000	New Buffalo, Michigan, Area Schools, GO, Series A, Refunding, (FSA Insured, Q-SBLF), 3.500% due 05/01/2011	250,875
500,000	Plainwell, Michigan, Community School District, GO, Refunding, (FSA Insured, Q-SBLF), 5.000% due 05/01/2018, Pre-Refunded 05/01/2008	524,315
340,000	Quincy, Michigan, Community Schools, GO, Refunding, (FSA Insured, Q-SBLF), 4.000% due 05/01/2012	348,891
210,000	Royal Oak, Michigan, Building Authority, GO, (FSA Insured), 4.000% due 06/01/2016	209,811
150,000	South Lake, Michigan, Public Schools, GO, (FGIC Insured, Q-SBLF), 5.125% due 05/01/2014	164,997
250,000	Southfield, Michigan, Public Schools, School Building & Site, Series B, (FSA Insured, Q-SBLF), 5.250% due 05/01/2025	269,285
215,000	Troy, Michigan, City School District, GO, Refunding, (Q-SBLF), 4.850% due 05/01/2009, Pre-Refunded 05/01/2007	221,461
500,000	Utica, Michigan, Community Schools District, GO, (Q-SBLF), 5.000% due 05/01/2020	530,645
400,000	Vicksburg, Michigan, Community School District, GO, (Q-SBLF), 5.000% due 05/01/2013	433,784
300,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014, Pre-Refunded 05/01/2010	331,083
300,000	West Ottawa, Michigan, Public School District, GO, (Q-SBLF), 5.000% due 05/01/2027	312,309
500,000	Willow Run, Michigan, Community Schools, GO, (AMBAC Insured, Q-SBLF), 5.000% due 05/01/2016	510,620
300,000	Wyoming, Michigan, Building Authority, GO, (MBIA Insured), 5.000% due 05/01/2013	326,823

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $17,066,882)		17,464,952

3

Shares
INVESTMENT COMPANY SECURITIES — 5.7%
161,576	Dreyfus Tax Exempt Money Market Fund		161,576

885,062	Valiant Tax Exempt Money Market Fund		885,062

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $1,046,638)			1,046,638

TOTAL INVESTMENTS
(Cost $18,113,520)(d)		100.9%	$18,511,590

(a)	All percentages are based on net assets of the Munder Michigan Tax-Free Bond Fund (the “Fund”) as of September 30, 2005.

(b)	The Fund primarily invests in debt obligations issued by the State of Michigan and its political subdivisions. The Fund is, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by these Funds. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At September 30, 2005, investments in these insured securities represented 42.0% of the Fund.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model, such as matrix pricing, commonly used for valuing such securities. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $473,676 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $75,606 and net appreciation for financial reporting purposes was $398,070. At September 30, 2005, aggregate cost for financial reporting purposes was $18,113,520.

ABBREVIATIONS:
AMBAC	—	American Municipal Bond Assurance Corporation
AMT	—	Alternative Minimum Tax
ETM	—	Escrowed to Maturity
FGIC	—	Federal Guaranty Insurance Corporation
FSA	—	Financial Security Assurance
GO	—	General Obligation Bonds
MBIA	—	Municipal Bond Investors Assurance
Q-SBLF	—	Qualified School Bond Loan Fund

4

     At September 30, 2005, the sector diversification of the Fund was as follows:

	% of Net Assets	Value
MUNICIPAL BONDS AND NOTES:
Insured	42.0%	$7,710,214
Pre-Refunded/ETM	35.5	6,512,589
General Obligations	13.1	2,395,069
Revenue	4.6	847,080

TOTAL MUNICIPAL BONDS AND NOTES	95.2	17,464,952
INVESTMENT COMPANY SECURITIES	5.7	1,046,638

TOTAL INVESTMENTS	100.9%	$18,511,590

5

Munder Micro-Cap Equity Fund
     Portfolio of Investments, September 30, 2005 (Unaudited) (a)

Shares			Value(b)

COMMON STOCKS — 95.8%
Consumer Discretionary — 14.5%
Auto Components — 3.7%
	307,600	Drew Industries Incorporated†, (e)	$7,939,156
	178,800	Noble International, Ltd.(e)	4,319,808
	252,500	Quantum Fuel Systems Technologies Worldwide, Inc.†,(e)	1,035,250
	93,400	R&B, Inc.†, (e)	957,350
	217,300	Spartan Motors, Inc.	2,362,051
	133,500	Tenneco Automotive Inc.†, (e)	2,337,585

			18,951,200

Diversified Consumer Services — 0.5%
	162,500	Collectors Universe, Inc.†	2,063,750
	22,300	Steiner Leisure Limited†, (e)	757,531

			2,821,281

Hotels, Restaurants & Leisure — 0.6%
	180,000	Nevada Gold & Casinos, Inc.†, (e)	2,026,800
	17,600	Scientific Games Corporation†, (e)	545,600
	12,300	Shuffle Master, Inc.†, (e)	325,089

			2,897,489

Household Durables — 4.7%
	401,313	Comstock Homebuilding Companies, Inc., Class A†, (e)	7,994,155
	159,600	Levitt Corporation, Class A(e)	3,661,224
	288,600	Orleans Homebuilders, Inc.(e)	7,111,104
	120,000	Stanley Furniture Company, Inc.(e)	3,142,800
	172,400	Tempur-Pedic International Inc.†, (e)	2,041,216

			23,950,499

Internet & Catalog Retail — 0.8%
	121,600	Celebrate Express, Inc.†	1,701,184
	90,000	Provide Commerce, Inc.†, (e)	2,184,300

			3,885,484

Leisure Equipment & Products — 0.8%
	160,200	MarineMax, Inc.†, (e)	4,083,498

Multiline Retail — 1.3%
	240,900	Conn’s, Inc.†, (e)	6,677,748

Specialty Retail — 1.8%
	113,700	Hibbett Sporting Goods, Inc.†, (e)	2,529,825
	227,100	Lithia Motors, Inc., Class A(e)	6,581,358

			9,111,183

Textiles, Apparel & Luxury Goods — 0.3%
	85,029	Lakeland Industries, Inc.†, (e)	1,503,313

Total Consumer Discretionary			73,881,695

Consumer Staples — 0.9%
Food & Staples Retailing — 0.1%
	7,400	United Natural Foods, Inc.†, (e)	261,664

Food Products — 0.8%
	265,600	Darling International, Inc.†	937,568
	115,000	Diamond Foods, Inc.†	1,966,500

1

38,700	Peet’s Coffee & Tea, Inc.†, (e)	1,184,994

		4,089,062

Total Consumer Staples		4,350,726

Energy — 10.1%
Energy Equipment & Services — 3.0%
183,600	Enerflex Systems Ltd.	4,333,210
17,700	FMC Technologies, Inc.†, (e)	745,347
6,400	Oceaneering International, Inc.†, (e)	341,824
415,200	Pason Systems Inc.	9,720,605

		15,140,986

Oil, Gas & Consumable Fuels — 7.1%
30,500	Arlington Tankers Ltd.(e)	714,615
49,900	Atlas America, Inc.†, (e)	2,437,615
707,600	Brigham Exploration Company†, (e)	9,092,660
144,000	Mariner Energy, Inc. 144A†, (f), (g), (h), (i)	2,952,000
87,300	Nordic American Tanker Shipping Limited(e)	3,297,321
168,500	Petrohawk Energy Corporation†, (e)	2,428,085
211,600	Southwestern Energy Company†, (e)	15,531,440

		36,453,736

Total Energy		51,594,722

Financials — 26.5%
Capital Markets — 0.6%
219,600	MarketAxess Holdings Inc.†, (e)	2,986,560

Commercial Banks — 3.0%
88,600	Bank of the Ozarks, Inc.(e)	3,041,638
93,920	Capital Corp Of The West(e)	2,869,256
99,425	Center Financial Corporation(e)	2,336,488
58,609	Mercantile Bank Corporation	2,507,879
81,850	Prosperity Bancshares, Inc.(e)	2,475,962
15,480	Sterling Financial Corporation(e)	349,074
56,400	Vineyard National Bancorp(e)	1,666,620

		15,246,917

Consumer Finance — 2.3%
172,600	Ace Cash Express, Inc.†, (e)	3,367,426
217,300	First Cash Financial Services, Inc.†	5,719,336
111,300	World Acceptance Corporation†, (e)	2,828,133

		11,914,895

Diversified Financial Services — 0.1%
13,800	Asset Acceptance Capital Corporation†, (e)	413,586

Insurance — 4.1%
139,000	Hub International Limited	3,152,520
572,000	Meadowbrook Insurance Group, Inc.†	3,203,200
75,000	National Interstate Corporation (e)	1,297,500
187,000	Republic Companies Group, Inc.(e)	2,367,420
187,500	Scottish Re Group Limited(e)	4,470,000
420,000	Tower Group, Inc.(e)	6,350,400
3,000	Triad Guaranty, Inc.†, (e)	117,660

		20,958,700

Real Estate — 15.5%
714,500	Aames Investment Corporation, REIT(e)	4,487,060

2

373,100	American Home Mortgage Investment Corp., REIT(e)	11,304,930
469,500	Ashford Hospitality Trust, Inc., REIT	5,051,820
261,200	Asset Capital Corp., Inc. 144A,†, (f), (g), (h), (i)	2,272,440
159,000	Corporate Office Properties Trust, REIT(e)	5,557,050
45,800	Correctional Properties Trust, REIT(e)	1,346,978
146,800	Eagle Hospitality Properties, Inc., REIT(e)	1,465,064
234,122	Feldman Mall Properties, Inc., REIT	3,043,586
93,100	First Potomac Realty Trust, REIT(e)	2,392,670
129,400	Gramercy Capital Corp., REIT(e)	3,100,424
271,500	Hersha Hospitality Trust, Class A, REIT(e)	2,695,995
573,800	HomeBanc Corp., REIT(e)	4,429,736
75,000	JER Investors Trust Inc., REIT, 144A(f), (g), (h), (i), (j)	1,286,775
174,600	JER Investors Trust Inc., REIT	3,153,276
128,000	KKR Financial Corp., REIT	2,846,720
327,600	Luminent Mortgage Capital, Inc., REIT(e)	2,473,380
190,600	Medical Properties Trust, Inc., REIT, 144A(f), (g), (h), (i), (k)	1,774,486
217,400	Medical Properties Trust, Inc., REIT	2,130,520
399,000	New York Mortgage Trust, Inc., REIT(e)	2,980,530
206,900	Newcastle Investment Corp., REIT(e)	5,772,510
632,800	NorthStar Realty Finance Corp., REIT(e)	5,941,992
309,500	Taberna Realty Finance Trust, REIT, 144A(f), (g), (h), (i)	3,868,750

		79,376,692

Thrifts & Mortgage Finance — 0.9%
131,300	Accredited Home Lenders Holding Co.†,(e)	4,616,508

Total Financials		135,513,858

Health Care — 7.2%
Health Care Equipment & Supplies — 3.9%
84,800	Kensey Nash Corporation†,(e)	2,599,968
336,921	Merit Medical Systems, Inc.†	5,976,978
13,900	Molecular Devices Corporation†,(e)	290,371
140,650	Neogen Corporation†,(e)	2,531,700
109,275	Orthofix International N.V.†,(e)	4,764,390
109,100	PolyMedica Corporation(e)	3,811,954

		19,975,361

Health Care Providers & Services — 2.3%
258,600	Air Methods Corporation†	2,927,352
130,200	American Dental Partners, Inc.†,(e)	4,416,384
14,000	Computer Programs and Systems, Inc.(e)	483,560
48,800	LCA-Vision, Inc.(e)	1,811,456
153,100	MEDTOX Scientific, Inc.†	1,109,975
11,000	National Medical Health Card Systems, Inc.†	304,040
21,900	Res-Care, Inc.†,(e)	337,041
8,400	SFBC International, Inc.†,(e)	372,876

		11,762,684

Pharmaceuticals — 1.0%
183,900	Matrixx Initiatives, Inc.†,(e)	2,615,058
10,200	Noven Pharmaceuticals, Inc.†,(e)	142,800

3

118,600	Salix Pharmaceuticals, Ltd.†, (e)	2,520,250

		5,278,108

Total Health Care		37,016,153

Industrials —21.2%
Aerospace & Defense — 3.6%
275,173	Ceradyne, Inc.†, (e)	10,093,346
304,600	Essex Corporation†, (e)	6,600,682
450,000	TVI Corporation†, (e)	1,800,000

		18,494,028

Building Products — 1.6%
138,800	Universal Forest Products, Inc.(e)	7,956,016

Commercial Services & Supplies — 3.1%
146,800	Exponent, Inc.†, (e)	4,608,052
17,600	Labor Ready, Inc.†, (e)	451,440
65,400	Portfolio Recovery Associates, Inc.†, (e)	2,823,972
8,250	School Specialty, Inc.†	402,435
223,300	Team, Inc.†, (e)	5,024,250
325,000	WCA Waste Corporation†, (e)	2,743,000

		16,053,149

Construction & Engineering — 0.2%
26,721	Stantec Inc.†	828,084

Industrial Conglomerates — 1.4%
247,900	Raven Industries, Inc.(e)	7,251,075

Machinery —4.4%
118,400	Actuant Corporation, Class A(e)	5,541,120
76,800	Cascade Corporation(e)	3,740,160
357,400	Commercial Vehicle Group, Inc.†, (e)	7,483,956
7,400	Lincoln Electric Holdings, Inc.(e)	291,560
69,400	Middleby Corporation (The)†, (e)	5,031,500
8,800	Toro Company (The)(e)	323,488

		22,411,784

Road & Rail — 5.8%
293,650	Genesee & Wyoming, Inc., Class A†	9,308,705
229,800	Marten Transport, Ltd.†, (e)	5,813,940
235,200	Mullen Group Income Fund	5,437,588
276,280	Old Dominion Freight Line, Inc.†	9,252,617

		29,812,850

Trading Companies & Distributors — 1.1%
368,700	Rush Enterprises, Inc., Class B†	5,534,187

Total Industrials		108,341,173

Information Technology — 12.2%
Communications Equipment — 1.9%
13,900	Belden CDT Inc.(e)	270,077
554,100	Digi International, Inc.†, (e)	5,945,493
137,700	NETGEAR, Inc.†, (e)	3,313,062

		9,528,632

Computers & Peripherals — 2.3%
6,100	Intergraph Corporation†, (e)	272,731
228,985	Rimage Corporation†, (e)	6,107,030
185,800	Stratasys, Inc.†, (e)	5,518,260

		11,898,021

4

Electronic Equipment & Instruments — 1.1%
92,549	ID Systems Inc.†, (e)	1,835,247
29,400	Multi-Fineline Electronix, Inc.†, (e)	860,538
435,300	TTM Technologies, Inc.†, (e)	3,112,395

		5,808,180

Information Technology Services — 1.8%
133,300	ManTech International Corporation, Class A†, (e)	3,520,453
183,924	SI International, Inc.†, (e)	5,696,126

		9,216,579

Internet Software & Services — 1.8%
8,100	Aladdin Knowledge Systems Ltd.†, (e)	170,829
171,000	HouseValues, Inc.†, (e)	2,445,300
97,100	j2 Global Communications, Inc.†, (e)	3,924,782
78,000	LivePerson, Inc.†, (e)	294,848
40,000	Websense, Inc.†, (e)	2,048,400

		8,884,159

Semiconductors & Semiconductor Equipment — 1.9%
10,500	Actel Corporation†, (e)	151,830
60,200	ADE Corporation†, (e)	1,353,296
156,900	Diodes Incorporated†, (e)	5,689,194
27,000	Micrel Incorporated†, (e)	303,210
53,042	Siliconware Precision Industries, Co., Ltd., ADR(e)	274,755
341,800	White Electronic Designs Corporation†	1,743,180

		9,515,465

Software — 1.4%
39,700	Epicor Software Corporation†, (e)	516,100
286,000	Sonic Solutions†, (e)	6,149,000
31,300	Witness Systems, Inc.†, (e)	653,857

		7,318,957

Total Information Technology		62,169,993

Materials — 3.2%
Chemicals — 0.6%
2,400	Georgia Gulf Corporation(e)	57,792
386,200	Landec Corporation†, (e)	2,823,122

		2,880,914

Metals & Mining — 2.6%
248,700	Metals USA, Inc.†, (e)	5,088,402
220,400	Novamerican Steel Inc.†, (e)	8,231,940

		13,320,342

Total Materials		16,201,256

TOTAL COMMON STOCKS
(Cost $347,918,521)		489,069,576

INVESTMENT COMPANY SECURITY — 0.5%
(Cost $2,610,243)
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
174,500	NGP Capital Resources Company(e)	2,627,970

5

Principal Amount

REPURCHASE AGREEMENT(c) — 3.7%
(Cost $18,772,000)
$18,772,000	Agreement with State Street Bank and Trust Company, 3.550% dated
	09/30/2005, to be repurchased at $18,777,553 on 10/03/2005,
	collateralized by $18,915,000 FNMA, 5.540% maturing 12/30/2022
	(value $19,151,438)	18,772,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 22.6%
(Cost $115,220,177)
115,220,177	State Street Navigator Securities Lending Trust - Prime
	Portfolio(l)	115,220,177

6

TOTAL INVESTMENTS
(Cost $484,520,941)(m)	122.6%	$625,689,723

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Micro-Cap Equity Fund (the “Fund”) as of September 30, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated daily into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Fair valued security as of September 30, 2005 (see note (b) above). As of September 30, 2005, these securities represent $12,154,451, 2.4% of net assets.

(g)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

7

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $12,154,451, 2.4% of net assets.

Security	Aquisition Date	Cost

Asset Capital Corp., Inc. 144A	06/23/05	$2,220,200
JER Investors Trust, Inc., REIT, 144A	05/27/04	1,125,000
Mariner Energy, Inc. 144A	03/04/05	2,016,000
Medical Properties Trust, Inc., REIT, 144A	03/31/04	1,366,000
	09/08/04	542,700
Taberna Realty Finance Trust, REIT, 144A	08/04/05	1,892,400
	09/12/05	839,130
	09/14/05	112,050
	09/19/05	34,860
	09/21/05	903,870

(j)	At September 30, 2005, JER Investors Trust, Inc., REIT, 144A was valued at $17.16 per share which represents 95.0% of the market value of the unrestricted common stock of the same issuer. The unrestricted common stock commenced trading on July 13, 2005.

(k)	At September 30, 2005, Medical Properties Trust, Inc., REIT, 144A was valued at $9.31 per share which represents 95.0% of the market value of the unrestricted common stock of the same issuer. The unrestricted common stock commenced trading on July 7, 2005.

(l)	As of September 30, 2005, the market value of the securities on loan is $113,114,239

(m)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $153,639,743 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $12,470,961 and net appreciation for financial reporting purposes was $141,168,782. At September 30, 2005, aggregate cost for financial reporting purposes was $484,520,941.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
FNMA	—	Federal National Mortgage Association
REIT	—	Real Estate Investment Trust

OPEN OPTION CONTRACTS WRITTEN*

	Number of	Exercise	Expiration
Name of Issuers	Contracts	Price	Date	Value

LCA-Vision, Inc., Call Options	480	$50.00	12/17/2005	$16,800

*	The Fund may write call options on securities it owns for hedging purposes.

8

At September 30, 2005, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	86.8%	$442,916,188
Canada	6.2	31,703,947
Bermuda	1.7	8,481,936
Netherlands	0.9	4,764,390
Bahamas	0.1	757,531
Taiwan	0.1	274,755
Israel	0.0 #	170,829

TOTAL COMMON STOCKS	95.8	489,069,576
INVESTMENT COMPANY SECURITY	0.5	2,627,970
REPURCHASE AGREEMENT	3.7	18,772,000
COLLATERAL FOR SECURITIES ON LOAN	22.6	115,220,177

TOTAL INVESTMENTS	122.6%	$625,689,723

#  Amount represents less than 0.1% of net assets.

9

Munder Mid-Cap Core Growth Fund
     Portfolio of Investments, September 30, 2005 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 96.1%
Consumer Discretionary — 16.3%
Hotels, Restaurants & Leisure — 1.9%
519,400	Penn National Gaming, Inc.†	$16,158,534

Household Durables — 5.5%
230,700	KB HOME(e)	16,887,240
317,200	Pulte Homes, Inc.(e)	13,614,224
360,500	Standard Pacific Corporation(e)	14,964,355

		45,465,819

Media — 1.6%
155,100	Getty Images, Inc.†,(e)	13,344,804

Multiline Retail — 1.0%
68,800	Sears Holdings Corporation†,(e)	8,560,096

Specialty Retail — 6.3%
272,200	Chico’s FAS, Inc.†	10,016,960
311,500	Dick’s Sporting Goods, Inc.†,(e)	9,379,265
325,900	GameStop Corp.†,(e)	10,256,073
307,200	Jos. A. Bank Clothiers, Inc.†,(e)	13,277,184
207,900	Tractor Supply Company†,(e)	9,490,635

		52,420,117

Total Consumer Discretionary		135,949,370

Consumer Staples — 4.4%
Beverages — 1.5%
489,200	Constellation Brands, Inc., Class A†,(e)	12,719,200

Food Products — 1.9%
562,300	Flowers Foods, Inc.(e)	15,339,544

Personal Products — 1.0%
230,300	Chattem, Inc.†,(e)	8,175,650

Total Consumer Staples		36,234,394

Energy — 11.4%
Energy Equipment & Services — 6.1%
256,700	National Oilwell Varco, Inc.†,(e)	16,890,860
418,800	Patterson-UTI Energy, Inc.	15,110,304
375,900	Precision Drilling Corporation†,(e)	18,494,280

		50,495,444

Oil, Gas & Consumable Fuels — 5.3%
358,300	Chesapeake Energy Corporation(e)	13,704,975
148,100	Kinder Morgan, Inc.(e)	14,241,296
368,833	XTO Energy, Inc.(e)	16,715,512

		44,661,783

Total Energy		95,157,227

Financials — 14.1%
Capital Markets — 3.1%
168,800	Affiliated Managers Group, Inc.†,(e)	12,224,496
633,500	Ameritrade Holding Corporation†,(e)	13,607,580

		25,832,076

Commercial Banks — 1.2%
535,900	UCBH Holdings, Inc.(e)	9,817,688

1

Diversified Financials — 2.9%
456,900	Asset Acceptance Capital Corp.,†,(e)	13,693,293
31,300	Chicago Mercantile Exchange Holdings Inc.(e)	10,557,490

		24,250,783

Insurance — 2.8%
220,285	AmerUs Group Co.(e)	12,637,750
474,998	Universal American Financial Corp.†	10,801,455

		23,439,205

Real Estate — 4.1%
316,500	American Home Mortgage Investment Corp., REIT(e)	9,589,950
451,900	KKR Financial Corp., REIT	10,050,256
442,300	Ventas, Inc., REIT(e)	14,242,060

		33,882,266

Total Financials		117,222,018

Health Care — 13.5%
Biotechnology — 2.0%
349,500	Gilead Sciences, Inc.†	17,041,620

Health Care Equipment & Supplies — 5.2%
364,300	Cytyc Corporation†,(e)	9,781,455
143,100	Hologic, Inc.†	8,264,025
127,400	Kinetic Concepts, Inc.†	7,236,320
229,100	ResMed, Inc.†,(e)	18,247,815

		43,529,615

Health Care Providers & Services — 6.3%
217,300	Coventry Health Care, Inc.†	18,692,146
156,500	Laboratory Corporation of America Holdings†	7,623,115
204,000	LifePoint Hospitals, Inc.†,(e)	8,920,920
660,500	VCA Antech, Inc.†,(e)	16,855,960

		52,092,141

Total Health Care		112,663,376

Industrials — 9.2%
Aerospace & Defense — 2.8%
302,100	L-3 Communications Holdings, Inc.(e)	23,887,047

Commercial Services & Supplies — 1.8%
258,900	Stericycle, Inc.†	14,796,135

Machinery — 3.3%
376,400	Oshkosh Truck Corporation	16,245,424
302,600	Toro Company (The)(e)	11,123,576

		27,369,000

Road & Rail — 1.3%
325,350	Old Dominion Freight Line, Inc.†,(e)	10,895,971

Total Industrials		76,948,153

Information Technology — 14.6%
Communications Equipment — 1.1%
350,000	Comverse Technology, Inc.†,(e)	9,194,500

Computers & Peripherals — 1.0%
203,200	Logitech International S.A., ADR†,(e)	8,280,400

2

Information Technology Services — 5.7%
252,900	Cognizant Technology Solutions Corporation, Class A†	11,782,611
261,100	Euronet Worldwide, Inc.†,(e)	7,725,949
464,500	SRA International, Inc., Class A†,(e)	16,480,460
521,200	Wright Express Corp.†,(e)	11,252,708

		47,241,728

Internet Software & Services — 4.0%
433,500	aQuantive, Inc.†,(e)	8,726,355
313,000	Digital River, Inc.†,(e)	10,908,050
344,700	j2 Global Communications, Inc.†,(e)	13,932,774

		33,567,179

Semiconductors & Semiconductor Equipment — 2.7%
502,693	FormFactor, Inc.†,(e)	11,471,454
247,600	Microchip Technology, Inc.(e)	7,457,712
651,100	ON Semiconductor Corporation†,(e)	3,366,187

		22,295,353

Software — 0.1%
79,700	Blackbaud, Inc.	1,129,628

Total Information Technology		121,708,788

Materials — 6.1%
Chemicals — 2.1%
324,500	Airgas, Inc.(e)	9,614,935
158,900	Praxair, Inc.	7,616,077

		17,231,012

Construction Materials — 2.1%
273,100	Florida Rock Industries, Inc.(e)	17,502,979

Metals & Mining — 1.9%
120,200	Phelps Dodge Corporation(e)	15,617,586

Total Materials		50,351,577

Telecommunication Services — 1.8%
Wireless Telecommunication Services — 1.8%
578,100	Nextel Partners, Inc., Class A†,(e)	14,510,310

Utilities — 4.7%
Gas Utilities — 2.7%
321,000	Equitable Resources, Inc.(e)	12,538,260
207,900	New Jersey Resources Corporation(e)	9,559,242

		22,097,502

Water Utilities — 2.0%
447,625	Aqua America, Inc.(e)	17,018,703

Total Utilities		39,116,205

TOTAL COMMON STOCKS
(Cost $693,407,175)		799,861,418

3

INVESTMENT COMPANY SECURITY — 0.7%
(Cost $5,873,358)
46,000	Midcap SPDR™ Trust, Series 1,	6,022,320

Principal Amount

REPURCHASE AGREEMENT(c) — 2.1%
(Cost $17,625,000)
$17,625,000	Agreement with State Street Bank and Trust Company, 3.550% dated 09/30/2005, to be repurchased at $17,630,214 on 10/03/2005, collateralized by $14,845,000 FNMA, 6.250% maturing 05/15/2029 (value $17,981,006)	17,625,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 21.5%
(Cost $179,261,108)
179,261,108	State Street Navigator Securities Lending Trust — Prime Portfolio(f)	179,261,108

4

TOTAL INVESTMENTS
(Cost $896,166,641)(g)	120.4%	$1,002,769,846

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Mid-Cap Core Growth Fund (the “Fund”) as of September 30, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	As of September 30, 2005, the market value of the securities on loan is $175,946,198.

(g)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $115,388,115 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $8,784,910 and net appreciation for financial reporting purposes was $106,603,205. At September 30, 2005, aggregate cost for financial reporting purposes was $896,166,641.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
FNMA	—	Federal National Mortgage Association
REIT	—	Real Estate Investment Trust

5

Munder Power Plus Fund®
     Portfolio of Investments, September 30, 2005 (Unaudited) (a),(b)

Shares			Value(c)
COMMON STOCKS — 98.5%
Consumer Discretionary — 0.4%
Automobile Parts & Equipment — 0.4%
	118,600	Quantum Fuel Systems Technologies Worldwide, Inc.†	$486,260

Energy — 84.1%
Coal & Consumable Fuels — 0.7%
	9,600	Peabody Energy Corporation	809,760

Integrated Oil & Gas — 31.9%
	23,200	Amerada Hess Corporation	3,190,000
	17,200	BG Group PLC, ADR	820,268
	35,000	BP p.l.c., ADR	2,479,750
	40,825	Chevron Corporation	2,642,602
	67,800	ConocoPhillips	4,739,898
	12,800	ENI S.p.A., ADR	1,895,680
	49,000	Exxon Mobil Corporation	3,113,460
	39,900	Marathon Oil Corporation	2,750,307
	40,500	Murphy Oil Corporation	2,019,735
	48,600	Occidental Petroleum Corporation	4,151,898
	91,100	Repsol YPF, SA, ADR	2,943,441
	29,600	Royal Dutch Shell plc, Class A, ADR	1,942,944
	136,900	Statoil ASA, ADR	3,380,061
	18,700	Total SA, ADR	2,539,834

			38,609,878

Oil & Gas Drilling — 10.3%
	36,300	Diamond Offshore Drilling, Inc.	2,223,375
	63,900	GlobalSantaFe Corporation	2,915,118
	9,700	Helmerich & Payne, Inc.	585,783
	47,950	Noble Corporation	3,282,657
	56,400	Transocean, Inc.†	3,457,884

			12,464,817

Oil & Gas Equipment & Services — 9.9%
	33,850	Baker Hughes, Incorporated	2,020,168
	48,600	Halliburton Company	3,330,072
	17,900	Oil States International, Inc.†	649,949
	28,500	Schlumberger Limited	2,404,830
	64,200	Smith International, Inc.	2,138,502
	21,200	Weatherford International Ltd.†	1,455,592

			11,999,113

Oil & Gas Exploration & Production — 22.9%
	29,800	Anadarko Petroleum Corporation	2,853,350
	38,736	Apache Corporation	2,913,722
	45,000	Burlington Resources, Inc.	3,659,400
	16,400	Chesapeake Energy Corporation	627,300
	48,700	EOG Resources, Inc.	3,647,630
	31,200	Kerr-McGee Corporation	3,029,832
	33,200	KFx Inc†	568,384
	52,600	Noble Energy, Inc.	2,466,940
	11,300	Remington Oil and Gas Corporation†	468,950
	14,400	Swift Energy Company†	658,800
	33,300	Ultra Petroleum Corp.†	1,894,104
	108,400	XTO Energy Inc.	4,912,688

			27,701,100

1

Oil & Gas Refining & Marketing — 8.4%
	49,400	Sunoco, Inc.	3,863,080
	55,900	Valero Energy Corporation	6,320,054

			10,183,134

Total Energy			101,767,802

Health Care — 0.9%
Health Care Equipment — 0.9%
	40,382	Intermagnetics General Corporation†	1,128,273

Industrials — 9.8%
Construction & Engineering — 1.4%
	137,400	Quanta Services, Inc.†	1,753,224

Electrical Components & Equipment — 5.2%
	73,500	American Power Conversion Corporation	1,903,650
	24,200	C&D Technologies, Inc.	227,722
	222,795	Electric City Corp.†	191,604
	18,500	Energy Conversion Devices, Inc.†	830,280
	144,800	FuelCell Energy, Inc.†	1,588,456
	140,200	Power-One, Inc.†	776,708
	114,300	Valence Technology, Inc.†	309,753
	32,100	Vicor Corporation	486,315

			6,314,488

Heavy Electrical Equipment — 3.2%
	117,900	Active Power, Inc.†	486,927
	79,100	Distributed Energy Systems Corp.†	659,694
	182,300	Plug Power, Inc.†	1,239,640
	58,900	Vestas Wind Systems AS†	1,427,509

			3,813,770

Total Industrials			11,881,482

Information Technology — 3.3%
Electronic Equipment Manufacturers — 0.9%
	23,500	Itron, Inc.†	1,073,010

Semiconductors — 2.4%
	99,400	Infineon Technologies AG, ADR†	986,048
	30,200	International Rectifier Corporation†	1,361,416
	57,600	IXYS Corporation†	608,256

			2,955,720

Total Information Technology			4,028,730

TOTAL COMMON STOCKS
(Cost $65,193,652)			119,292,547

Principal Amount

REPURCHASE AGREEMENT(d) — 1.3%
(Cost $1,627,000)
	$ 1,627,000	Agreement with State Street Bank and Trust Company, 3.550% dated 09/30/2005, to be repurchased at $1,627,481 on 10/03/2005, collateralized by $1,375,000 FNMA, 6.250% maturing 05/15/2029 (value $1,665,469)	1,627,000

2

Shares

WARRANTS — 0.1%
Industrials — 0.1%
Electrical Components & Equipment — 0.1%
	300,000	Electric City Corp., expires 12/10/07, (exercise price: $0.90)†, (e)	47,944
	75,000	Electric City Corp., expires 4/17/08, (exercise price: $0.90)†, (e)	13,329

TOTAL WARRANTS
(Cost $126,156)			61,273

3

TOTAL INVESTMENTS
(Cost $66,946,808)(f)	99.9%	$120,980,820

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Power Plus Fund® (the “Fund”) as of September 30, 2005.

(b)	The Fund invests most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government regulation. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated daily into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	Fair valued security as of September 30, 2005 (see note (c) above). As of September 30, 2005, these securities represent $61,273, 0.1% of net assets.

(f)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $54,578,540 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $544,528 and net appreciation for financial reporting purposes was $54,034,012. At September 30, 2005, aggregate cost for financial reporting purposes was $66,946,808.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
FNMA	—	Federal National Mortgage Association

4

At September 30, 2005, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	83.3%	$100,877,012
Norway	2.8	3,380,061
United Kingdom	2.7	3,300,018
Spain	2.4	2,943,441
France	2.1	2,539,834
Netherlands Antilles	1.6	1,942,944
Italy	1.6	1,895,680
Denmark	1.2	1,427,509
Germany	0.8	986,048

TOTAL COMMON STOCKS	98.5	119,292,547
REPURCHASE AGREEMENT	1.3	1,627,000
WARRANTS	0.1	61,273

TOTAL INVESTMENTS	99.9%	$120,980,820

5

Munder Real Estate Equity Investment Fund
   Portfolio of Investments, September 30, 2005 (Unaudited)(a),(b)

Shares			Value(c)

COMMON STOCKS(j) — 94.6%
	Apartments — 11.1%
	11,250	Apartment Investment and Management Company, Class A	$436,275
	62,860	Archstone-Smith Trust	2,506,228
	19,959	AvalonBay Communities, Inc.	1,710,486
	32,850	Camden Property Trust	1,831,388
	56,625	Equity Residential	2,143,256
	5,750	Essex Property Trust, Inc.	517,500
	19,175	Town and Country Trust (The)	556,459

			9,701,592

	Diversified — 11.1%
	188,900	JER Investors Trust Inc.	3,411,534
	45,725	Newcastle Investment Corp.	1,275,728
	42,725	RAIT Investment Trust	1,217,663
	58,600	Taberna Realty Finance Trust, 144A(e),(f),(g),(h)	732,500
	36,575	Vornado Realty Trust	3,168,126

			9,805,551

	Health Care — 5.1%
	34,350	Health Care REIT, Inc.	1,274,042
	104,400	Medical Properties Trust, Inc., 144A(e),(f),(g),(h)	971,964
	68,275	Ventas, Inc.	2,198,455

			4,444,461

	Industrial — 6.6%
	17,200	AMB Property Corporation	772,280
	11,450	CenterPoint Properties Trust	512,960
	51,450	First Potomac Realty Trust	1,322,265
	71,450	ProLogis	3,165,949

			5,773,454

	Lodging/Resorts — 7.7%
	125,825	Ashford Hospitality Trust, Inc.	1,353,877
	72,300	Eagle Hospitality Properties Trust, Inc.	721,554
	66,450	Hersha Hospitality Trust, Class A	659,848
	2,725	Hospitality Properties Trust	116,794
	128,350	Host Marriott Corporation	2,169,115
	51,450	LaSalle Hotel Properties	1,772,452

			6,793,640

	Mixed — 1.3%
	6,500	Duke Realty Corporation	220,220
	19,625	PS Business Parks, Inc.	898,825

			1,119,045

	Office — 17.5%
	20,050	Alexandria Real Estate Equities, Inc.	1,657,935
	28,550	Arden Realty, Inc.	1,175,404
	24,450	BioMed Realty Trust, Inc.	606,360
	39,150	Boston Properties, Inc.	2,775,735
	14,300	CarrAmerica Realty Corporation	514,085
	77,625	Columbia Equity Trust, Inc.	1,133,325
	51,450	Corporate Office Properties Trust	1,798,177
	41,824	Equity Office Properties Trust	1,368,063
	60,075	Reckson Associates Realty Corp.	2,075,591
	33,100	SL Green Realty Corp.	2,256,758

			15,361,433

1

Regional Malls — 14.4%
26,825	CBL & Associates Properties, Inc.	1,099,557
124,800	Feldman Mall Properties, Inc.	1,622,400
90,795	General Growth Properties, Inc.	4,079,419
28,100	Mills Corporation (The)	1,547,748
57,119	Simon Property Group, Inc.	4,233,660

		12,582,784

Self Storage — 4.5%
41,900	Public Storage, Inc.	2,807,300
22,900	Sovran Self Storage, Inc.	1,120,955

		3,928,255

Shopping Centers — 10.1%
45,725	Developers Diversified Realty Corporation	2,135,357
54,275	Equity One, Inc.	1,261,894
74,374	Kimco Realty Corporation	2,336,831
17,000	Pan Pacific Retail Properties, Inc.	1,120,300
17,175	Regency Centers Corporation	986,704
25,850	Weingarten Realty Investors	978,423

		8,819,509

Specialty — 5.2%
10,925	Correctional Properties Trust	321,304
132,725	KKR Financial Corp.	2,951,804
136,000	NorthStar Realty Finance Corp.	1,277,040

		4,550,148

TOTAL COMMON STOCKS
(Cost $51,675,506)		82,879,872

PREFERRED STOCK(j) — 1.2%
(Cost $1,000,000)
Mixed — 1.2%
20,000	Bedford Property Investors, Inc. 144A, 8.75% due
	08/05/2008(e),(f),(g),(h)	1,050,400

Principal
Amount
REPURCHASE AGREEMENT(d) — 3.8%
(Cost $3,310,000)
$ 3,310,000	Agreement with State Street Bank and Trust Company, 3.550% dated 09/30/2005, to be repurchased at $3,310,979 on 10/03/2005, collateralized by $2,790,000 FNMA, 6.250% maturing 05/15/2029 (value $3,379,388)	3,310,000

2

TOTAL INVESTMENTS
(Cost $55,985,506)(i)	99.6%	$87,240,272

(a)	All percentages are based on net assets of the Munder Real Estate Equity Investment Fund (the “Fund”) as of September 30, 2005.

(b)	The Fund primarily invests in equity securities of United States companies that are principally engaged in business within the real estate industry, and accordingly, is more susceptible to factors adversely affecting the U.S. real estate industry. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	Fair valued security as of September 30, 2005 (see note (c) above). As of September 30, 2005, these securities represent $2,754,864, 3.1% of net assets.

(f)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $2,754,864, 3.1% of net assets.

Security	Acquisition Date	Cost

Bedford Property Investors, Inc., 144A, 8.75% due 08/05/2008	07/29/03	$1,000,000
Medical Properties Trust, Inc., 144A	03/31/04	634,000
	09/10/04	412,050
Taberna Realty Finance Trust, 144A,	08/04/05	474,000
	09/12/05	210,405
	09/14/05	27,390

3

(i)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $31,684,539 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $429,773 and net appreciation for financial reporting purposes was $31,254,766. At September 30, 2005, aggregate cost for financial reporting purposes was $55,985,506.

(j)	Represents securities issued by real estate investment trusts.

ABBREVIATION:
FNMA	—	Federal National Mortgage Association

4

Munder Small-Cap Value Fund
     Portfolio of Investments, September 30, 2005 (Unaudited) (a), (l)

Shares		Value(b)

COMMON STOCKS — 93.6%
Consumer Discretionary — 16.7%
Auto Components — 3.7%
158,500	American Axle & Manufacturing Holdings, Inc.(e)	$3,658,180
442,400	BorgWarner Inc.(e)	24,977,904
318,800	Drew Industries Incorporated†,(e)	8,228,228
254,413	Noble International, Ltd.(e)	6,146,618
351,700	Spartan Motors, Inc.	3,822,979

		46,833,909

Automobiles — 1.9%
362,500	Thor Industries, Inc.(e)	12,325,000
406,200	Winnebago Industries, Inc.(e)	11,767,614

		24,092,614

Hotels, Restaurants & Leisure — 0.9%
368,800	Penn National Gaming, Inc.†	11,473,368

Household Durables — 6.1%
356,400	Comstock Homebuilding Companies, Inc., Class A†,(e)	7,099,488
154,800	Craftmade International, Inc.(e)	2,781,756
633,200	Pulte Homes, Inc.(e)	27,176,944
401,600	Ryland Group, Inc. (The)(e)	27,477,472
254,300	Technical Olympic USA, Inc.(e)	6,652,488
425,000	Tempur-Pedic International Inc.†,(e)	5,032,000

		76,220,148

Specialty Retail — 3.4%
642,600	Cabela’s Incorporated†,(e)	11,804,562
174,700	Guitar Center, Inc.†,(e)	9,645,187
183,600	Lithia Motors, Inc., Class A(e)	5,320,728
470,300	United Auto Group, Inc.(e)	15,538,712

		42,309,189

Textiles, Apparel & Luxury Goods — 0.7%
413,600	Wolverine World Wide, Inc.(e)	8,706,280

Total Consumer Discretionary		209,635,508

Consumer Staples — 0.9%
Food & Staples Retailing — 0.4%
5,000	Ruddick Corporation	115,250
120,000	United Natural Foods, Inc.†,(e)	4,243,200

		4,358,450

Personal Products — 0.5%
180,700	Chattem, Inc.†,(e)	6,414,850

Total Consumer Staples		10,773,300

Energy — 10.9%
Energy Equipment & Services — 5.7%
313,600	Core Laboratories N.V.†	10,116,736
150,200	FMC Technologies, Inc.†,(e)	6,324,922
468,450	Oil States International, Inc.†	17,009,420
768,600	Pason Systems Inc.	17,994,356
213,700	TETRA Technologies, Inc.†,(e)	6,671,714
245,100	Unit Corporation†	13,549,128

		71,666,276

1

Oil, Gas & Consumable Fuels — 5.2%
855,500	Brigham Exploration Company†,(e)	10,993,175
257,973	Cimarex Energy Company†,(e)	11,693,916
167,025	Nordic American Tanker Shipping Limited(e)	6,308,534
270,000	Rosetta Resources, Inc., 144A†,(f),(g),(h),(i)	5,265,000
410,000	Southwestern Energy Company†,(e)	30,094,000

		64,354,625

Total Energy		136,020,901

Financials — 27.3%
Capital Markets — 1.4%
248,550	Affiliated Managers Group, Inc.†,(e)	17,999,991

Commercial Banks — 2.3%
224,200	Bank of the Ozarks, Inc.(e)	7,696,786
241,800	Cathay General Bancorp(e)	8,574,228
234,600	Prosperity Bancshares, Inc.(e)	7,096,650
315,100	UCBH Holdings, Inc.(e)	5,772,632

		29,140,296

Diversified Financial Services — 0.9%
368,600	Asset Acceptance Capital Corp.†,(e)	11,046,942

Consumer Finance — 1.4%
473,300	Ace Cash Express, Inc.†,(e)	9,234,083
300,700	First Cash Financial Services, Inc.†	7,914,424

		17,148,507

Insurance — 2.4%
316,400	Assured Guaranty Ltd.(e)	7,571,452
224,100	Hub International Limited(e)	5,082,588
103,200	RLI Corporation(e)	4,774,032
249,000	Scottish Re Group Limited(e)	5,936,160
160,400	Triad Guaranty, Inc.†,(e)	6,290,888

		29,655,120

Real Estate — 16.7%
1,068,700	Aames Investment Corporation, REIT(e)	6,711,436
916,700	American Home Mortgage Investment Corp., REIT(e)	27,776,010
321,000	Anthracite Capital, Inc., REIT (e)	3,717,180
1,034,500	Ashford Hospitality Trust, Inc., REIT(e)	11,131,220
279,000	Corporate Office Properties Trust, REIT(e)	9,751,050
70,100	Correctional Properties Trust, REIT(e)	2,061,641
510,100	Equity One, Inc., REIT (e)	11,859,825
250,000	Gramercy Capital Corp., REIT(e)	5,990,000
721,700	JER Investors Trust Inc., REIT (e)	13,033,902
951,600	KKR Financial Corp., REIT	21,163,584
34,100	LaSalle Hotel Properties, REIT	1,174,745
490,100	Luminent Mortgage Capital, Inc., REIT(e)	3,700,255
205,600	Mills Corporation (The), REIT (e)	11,324,448
256,415	New Century Financial Corporation, REIT(e)	9,300,172
767,800	Newcastle Investment Corp., REIT(e)	21,421,620
755,000	People’s Choice Financial Corporation, 144A, REIT(f),(g),(h),(i)	5,964,500
521,100	RAIT Investment Trust, REIT (e)	14,851,350
231,500	Redwood Trust, Inc., REIT (e)	11,253,215
841,860	Saxon Capital, Inc., REIT (e)	9,976,041

2

540,000	Taberna Realty Finance Trust, 144A, REIT(f),(g),(h),(i)	6,750,000

		208,912,194

Thrifts & Mortgage Finance — 2.2%
341,800	Accredited Home Lenders Holding Co.†,(e)	12,017,688
897,300	Commercial Capital Bancorp, Inc.(e)	15,254,100

		27,271,788

Total Financials		341,174,838

Health Care — 5.1%
Health Care Equipment & Supplies — 4.4%
207,700	Kensey Nash Corporation†,(e)	6,368,082
685,276	Merit Medical Systems, Inc.†,(e)	12,156,796
308,695	Orthofix International N.V.†,(e)	13,459,102
347,700	PolyMedica Corporation(e)	12,148,638
270,600	Respironics, Inc.†,(e)	11,413,908

		55,546,526

Health Care Providers & Services — 0.7%
345,100	VCA Antech, Inc.†,(e)	8,806,952

Total Health Care		64,353,478

Industrials — 19.6%
Aerospace & Defense — 2.7%
124,100	Alliant Techsystems Inc.†,(e)	9,264,065
672,600	Ceradyne, Inc.†,(e)	24,670,968

		33,935,033

Airlines — 0.4%
528,400	ExpressJet Holdings, Inc.†,(e)	4,739,748

Building Products — 2.6%
800,000	Builders FirstSource, Inc.†,(e)	17,864,000
260,600	Universal Forest Products, Inc.(e)	14,937,592

		32,801,592

Commercial Services & Supplies — 0.6%
93,800	ADESA, Inc.	2,072,980
129,700	Ritchie Bros. Auctioneers Incorporated	5,705,503
3,198	School Specialty, Inc.†,(e)	155,998

		7,934,481

Electrical Equipment — 1.8%
537,100	AMETEK, Inc.(e)	23,079,187

Industrial Conglomerates — 1.9%
208,500	Carlisle Companies Incorporated(e)	13,254,345
352,400	Raven Industries, Inc.(e)	10,307,700

		23,562,045

Machinery — 5.4%
276,300	Actuant Corporation, Class A (e)	12,930,840
363,900	Commercial Vehicle Group, Inc†,(e)	7,620,066
225,100	Graco, Inc.(e)	7,716,428
184,100	Middleby Corporation (The)†,(e)	13,347,250

3

592,700	Oshkosh Truck Corporation(e)	25,580,932

		67,195,516

Road & Rail — 3.7%
503,525	Genesee & Wyoming, Inc., Class A†	15,961,743
283,400	Landstar System, Inc.(e)	11,344,502
585,600	Old Dominion Freight Line, Inc.†,(e)	19,611,744

		46,917,989

Trading Companies & Distributors — 0.5%
369,689	Rush Enterprises, Inc., Class B†,(e)	5,549,032
25,000	Rush Enterprises, Inc., Class A†,(e)	382,000

		5,931,032

Total Industrials		246,096,623

Information Technology — 8.0%
Communications Equipment — 1.6%
1,102,497	Digi International, Inc.†,(e)	11,829,793
338,300	NETGEAR, Inc.†,(e)	8,139,498

		19,969,291

Electronic Equipment & Instruments — 0.3%
544,600	TTM Technologies, Inc.†,(e)	3,893,890

Information Technology Services — 2.5%
284,700	Anteon International Corporation†,(e)	12,173,772
321,000	CACI International, Inc.†,(e)	19,452,600

		31,626,372

Internet Software & Services — 1.0%
156,000	j2 Global Communications, Inc.†	6,305,520
209,700	United Online, Inc.(e)	2,904,345
64,900	Websense, Inc.†,(e)	3,323,529

		12,533,394

Semiconductors & Semiconductor Equipment — 1.6%
365,984	Diodes, Incorporated†,(e)	13,270,580
347,400	SigmaTel, Inc.†,(e)	7,031,376

		20,301,956

Software — 1.0%
562,800	Sonic Solutions†,(e)	12,100,200

Total Information Technology		100,425,103

Materials — 4.3%
Construction Materials — 0.9%
56,000	Eagle Materials Inc.(e)	6,796,720
118,300	Headwaters Incorporated†,(e)	4,424,420

		11,221,140

Containers & Packaging — 0.5%
113,500	AptarGroup, Inc.	5,653,435

Metals & Mining — 2.9%
634,100	AMCOL International Corporation(e)	12,092,287
232,400	Century Aluminum Company†,(e)	5,224,352
515,200	Metals USA, Inc.†,(e)	10,540,992

4

170,100	Reliance Steel & Aluminum Company(e)	9,003,393

		36,861,024

Total Materials		53,735,599

Utilities — 0.8%
Electric Utilities — 0.4%
109,633	ALLETE, Inc.(e)	5,022,288

Gas Utilities — 0.4%
121,300	New Jersey Resources Corporation(e)	5,577,374

Total Utilities		10,599,662

TOTAL COMMON STOCKS
(Cost $963,791,382)		1,172,815,012

INVESTMENT COMPANY SECURITY — 1.4%
(Cost $15,081,164)
260,000	iShares Russell 2000 Value Index Fund(e)	17,141,800

Principal
Amount
REPURCHASE AGREEMENT(c) — 3.1%
(Cost $38,863,000)
$38,863,000	Agreement with State Street Bank and Trust Company, 3.550% dated 09/30/2005, to be repurchased at $38,874,497 on 10/03/2005, collateralized by $39,155,000 FNMA, 5.540% maturing 12/30/2022 (value $39,644,438)	38,863,000

5

Shares
COLLATERAL FOR SECURITIES ON LOAN(d) — 22.6%
(Cost $283,187,891)
283,187,891	State Street Navigator Securities Trust — Prime Portfolio (j)		283,187,891

TOTAL INVESTMENTS
(Cost $1,300,923,437)(k)		120.7%	$ 1,512,007,703

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Small-Cap Value Fund (the “Fund”) as of September 30, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated daily into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan

(f)	Fair valued security as of September 30, 2005 (see note (b) above). As of September 30, 2005, these securities represent $17,979,500, 1.4% of net assets.

(g)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

6

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $17,979,500, 1.4% of net assets.

Security	Acquisition Date	Cost

People’s Choice Financial Corporation, 144A, REIT	12/21/2001	$4,750,000
	06/30/2005	1,202,500
	09/19/2005	1,192,500
Rosetta Resources, Inc., 144A	06/28/2005	4,320,000
Taberna Realty Finance Trust, 144A, REIT	04/21/2005	2,890,000
	08/04/2005	1,533,600
	09/12/2005	681,015
	09/14/2005	90,885
	09/19/2005	27,390
	09/21/2005	734,550
(j)	As of September 30, 2005, the market value of securities on loan is $278,494,839.

(k)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $250,923,463 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $39,839,197 and net appreciation for financial reporting purposes was $211,084,266. At September 30, 2005, aggregate cost for financial reporting purposes was $1,300,923,437.

(l)	At the close of business on October 28, 2005, the Fund had a pro-rata redemption-in-kind representing approximately 10% of the Fund’s net assets.
ABBREVIATIONS:
FNMA — Federal National Mortgage Association
REIT    — Real Estate Investment Trust

7

At September 30, 2005, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):
	% of
	Net Assets	Value

COMMON STOCKS:
United States	87.9%	$1,100,640,580
Canada	2.3	28,782,448
Netherlands	1.9	23,575,838
Bermuda	1.5	19,816,146

TOTAL COMMON STOCKS	93.6	1,172,815,012
INVESTMENT COMPANY SECURITY	1.4	17,141,800
REPURCHASE AGREEMENT	3.1	38,863,000
COLLATERAL FOR SECURITIES ON LOAN	22.6	283,187,891

TOTAL INVESTMENTS	120.7%	$1,512,007,703

8

Munder Small-Mid Cap Fund
     Portfolio of Investments, September 30, 2005 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 69.1%
Consumer Discretionary — 11.5%
Auto Components — 0.8%
1,465	Drew Industries Incorporated†	$37,812

Hotels, Restaurants & Leisure — 0.9%
1,380	Penn National Gaming, Inc.†	42,932

Household Durables — 4.7%
1,380	KB HOME	101,016
765	Pulte Homes, Inc.	32,834
1,935	Standard Pacific Corporation	80,322

		214,172

Specialty Retail — 5.1%
1,245	Chico’s FAS, Inc.†	45,816
960	GameStop Corp.†	30,211
2,705	Hibbett Sporting Goods, Inc.†	60,186
1,115	Jos. A. Bank Clothiers, Inc.†	48,190
1,485	United Auto Group, Inc.	49,064

		233,467

Total Consumer Discretionary		528,383

Energy — 8.1%
Energy Equipment & Services — 2.8%
1,115	National Oilwell Varco, Inc.†	73,367
1,575	Oil States International, Inc.†	57,188

		130,555

Oil, Gas & Consumable Fuels — 5.3%
2,220	Cimarex Energy Co.†	100,633
1,115	Nordic American Tanker Shipping Limited	42,114
325	Southwestern Energy Company†	23,855
1,640	XTO Energy Inc.	74,325

		240,927

Total Energy		371,482

Financials — 13.1%
Capital Markets — 2.3%
715	Affiliated Managers Group, Inc.†	51,780
1,405	American Capital Strategies Ltd.	51,507

		103,287

Diversified Financial Services — 1.2%
1,880	Asset Acceptance Capital Corp.†	56,344

Insurance — 4.3%
1,355	AmerUs Group Co.	77,736
820	Delphi Financial Group, Inc.	38,376
280	Hub International Limited	6,350
3,245	Universal American Financial Corp.†	73,791

		196,253

Real Estate — 5.3%
3,210	American Home Mortgage Investment Corp., REIT	97,263
425	KKR Financial Corp., REIT	9,452
870	LaSalle Hotel Properties, REIT	29,972
860	Newcastle Investment Corp., REIT	23,994
2,475	Ventas, Inc., REIT	79,695

		240,376

Total Financials		596,260

1

Health Care — 8.0%
Biotechnology — 1.7%
1,600	Gilead Sciences, Inc.†	78,016

Health Care Equipment & Supplies — 1.5%
580	Hologic, Inc.†	33,495
595	Kinetic Concepts, Inc.†	33,796

		67,291

Health Care Providers & Services — 4.8%
1,335	Coventry Health Care, Inc.†	114,837
865	Laboratory Corporation of America Holdings†	42,134
2,440	VCA Antech, Inc.†	62,269

		219,240

Total Health Care		364,547

Industrials — 10.3%
Aerospace & Defense — 3.4%
925	Alliant Techsystems Inc.†	69,051
1,320	Ceradyne, Inc.†	48,418
505	L-3 Communications Holdings, Inc.	39,930

		157,399

Commercial Services & Supplies — 2.1%
945	Portfolio Recovery Associates, Inc.†	40,805
980	Stericycle, Inc.†	56,007

		96,812

Machinery — 1.7%
1,845	Oshkosh Truck Corporation	79,630

Road & Rail — 1.0%
1,415	Old Dominion Freight Line, Inc.†	47,388

Trading Companies & Distributors — 2.1%
1,925	Beacon Roofing Supply, Inc.†	62,890
2,110	Rush Enterprises, Inc., Class A†	32,241

		95,131

Total Industrials		476,360

Information Technology — 11.6%
Computers & Peripherals — 0.6%
725	Logitech International S.A., ADR†	29,544

Information Technology Services — 4.0%
990	Cognizant Technology Solutions Corporation, Class A †	46,124
2,590	SRA International, Inc., Class A†	91,893
2,005	Wright Express Corporation†	43,288

		181,305

Internet Software & Services — 3.4%
1,430	aQuantive, Inc.†	28,786
1,615	Digital River, Inc.†	56,283
1,785	J2 Global Communications, Inc.†	72,149

		157,218

Semiconductors & Semiconductor Equipment — 3.6%
1,380	Diodes Incorporated†	50,039
3,580	FormFactor, Inc.†	81,695

2

	5,980	ON Semiconductor Corporation†	30,917

			162,651

Total Information Technology			530,718

Materials — 2.5%
Construction Materials — 2.5%
	935	Florida Rock Industries, Inc.	59,924
	1,465	Headwaters Incorporated†	54,791

			114,715

Telecommunication Services — 0.8%
Wireless Telecommunication Services — 0.8%
	1,390	Nextel Partners, Inc., Class A†	34,889

Utilities — 3.2%
Gas Utilities — 2.5%
	1,845	Equitable Resources, Inc.	72,066
	945	New Jersey Resources Corporation	43,451

			115,517

Water Utilities — 0.7%
	870	Aqua America, Inc.	33,077

Total Utilities			148,594

TOTAL COMMON STOCKS
(Cost $3,109,011)			3,165,948

INVESTMENT COMPANY SECURITIES — 0.7%
	185	iShares S&P® SmallCap 600 Index Fund	10,686
	165	Midcap SPDRTM Trust, Series 1	21,602

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $31,645)			32,288

Principal
Amount
REPURCHASE AGREEMENT(c) — 6.7%
(Cost $306,000)
	$306,000	Agreement with State Street Bank and Trust Company,
		3.550% dated 09/30/2005, to be repurchased at $306,091
		on 10/03/2005, collateralized by $260,000 FNMA, 6.250%
		maturing 05/15/29 (value $314,925)	306,000

3

TOTAL INVESTMENTS
(Cost $3,446,656) (d)	76.5%	$3,504,236

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Small-Mid Cap Fund (the “Fund”) as of September 30, 2005.

(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, country-specific information, company-specific information, industry information, and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $119,912 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $62,332 and net appreciation for financial reporting purposes was $57,580. At September 30, 2005, aggregate cost for financial reporting purposes was $3,446,656.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
FNMA	—	Federal National Mortgage Association
REIT	—	Real Estate Investment Trust

4

Munder Tax-Free Money Market Fund
     Portfolio of Investments, September 30, 2005 (Unaudited) (a)

Principal
Amount		Value(b)

TAX-EXEMPT COMMERCIAL PAPER — 10.9%
Illinois — 1.2%
$ 2,000,000	Illinois Educational Facilities Authority Revenue, Field Museum,
	2.480% due 11/03/2005	$2,000,000

Minnesota — 1.7%
3,000,000	City of Rochester, Minnesota, Series 2000-B,
	2.620% due 10/05/2005	3,000,000

Nevada — 1.2%
2,000,000	Clark County, Nevada, Flood Control,
	2.450% due 10/11/2005	2,000,000

Pennsylvania — 1.7%
3,000,000	Delaware County Industrial Development Authority, Pollution Control Revenue Refunding Bonds, Series 2001-A,
	2.450% due 11/09/2005	3,000,000

Tennessee — 1.1%
2,000,000	Tennessee State Tax Exempt, Series 1997-A,
	2.570% due 10/04/2005	2,000,000

Texas — 2.3%
2,000,000	San Antonio, Texas, Electric & Gas, Series A,
	2.750% due 01/12/2006	2,000,000

2,000,000	Texas Public Financing Authority, Series 02-A,
	2.500% due 11/02/2005	2,000,000

		4,000,000

Washington — 1.7%
3,000,000	King County, Washington, Sewer Revenue, Series A, (Bayerische Landesbank, LOC),
	2.680% due 12/08/2005	3,000,000

TOTAL TAX-EXEMPT COMMERCIAL PAPER
(Cost $19,000,000)		19,000,000

MUNICIPAL BONDS AND NOTES — 86.0%
Alaska — 0.6%
1,000,000	Anchorage, Alaska, (FGIC Insured),
	5.500% due 10/01/2012,
	Pre-refunded 10/01/2005	1,000,000

Arizona — 2.8%
1,190,000	Arizona Health Facilities Authority Revenue, Community Behavioral Health Property, (Wells Fargo Bank, N.A., LOC),
	2.760% due 08/01/2025(c)	1,190,000

3,750,000	Pima County, Arizona, Industrial Development Authority, (Tucson Electric), (Bank of New York, LOC),
	2.760% due 12/01/2022(c)	3,749,985

		4,939,985

Arkansas — 1.1%
2,000,000	Sheridan, Arkansas, Industrial Development Revenue, H.H. Robertson Company Project A, (PNC Bank N.A., LOC),
	2.780% due 08/01/2014(c)	2,000,000

1

California — 1.9%
1,500,000	California State Department of Water Resources, Power Supply Revenue, Series C-9, (Citibank, N.A., LOC),
	2.700% due 05/01/2022(c)	1,500,000
1,900,000	Santa Clara County, California, El Camino Hospital District, Hospital Facilities Authority Revenue, Aces Lease Valley Medical Center Project, Series A, (State Street Bank & Trust Co., LOC),
	2.780% due 08/01/2015(c)	1,900,000

		3,400,000

Colorado — 3.4%
1,500,000	Adams County, Colorado, Industrial Development Revenue, Clear Creek Business (Citibank, LOC),
	2.750% due 11/01/2008(c)	1,500,000
	Colorado Educational & Cultural Facilities Authority Revenue:
1,250,000	Denver Art Museum Project, (Wells Fargo N.A., LOC),
	2.760% due 01/01/2034(c)	1,250,000
2,200,000	Regis Jesuit High School Project, (Wells Fargo Bank, N.A., LOC),
	2.760% due 12/01/2033(c)	2,200,000
1,000,000	Galleria Metropolitan District, Colorado, (Wells Fargo Bank, N.A., LOC),
	2.760% due 12/01/2029(c)	1,000,000

		5,950,000

Florida — 7.0%
2,995,000	Dade County, Florida, Water & Sewer Systems Revenue, (FGIC Insured), (Lloyds TSB Bank, SPA),
	2.730% due 10/05/2022(c)	2,995,000
2,875,000	Florida Gulf Coast University Financing Corporation, Florida Capital Improvement Revenue, (Wachovia Bank, N.A., LOC),
	2.790% due 12/01/2033(c)	2,875,000
1,000,000	Orange County, Florida, Public Service Tax Revenue, (FGIC Insured),
	6.000% due 10/01/2024,
	Pre-refunded 10/01/2005	1,020,000
2,500,000	Palm Beach County, Florida, Revenue, GO, Norton Gallery, Inc. Project, (Northern Trust Company, LOC),
	2.790% due 05/01/2025(c)	2,500,000
2,800,000	Pinellas County, Florida, Educational Facilities Authority Revenue, Shorecrest Preparation School Project, (SunTrust Bank, LOC),
	2.770% due 07/01/2020(c)	2,800,000

		12,190,000

Georgia — 3.3%
940,000	Burke County, Georgia, Development Authority Pollution Control Revenue, Oglethorpe Power Corporation, Series A, (FGIC Insured), (Bayerishe Landesbank, SPA),
	2.760% due 01/01/2016(c)	940,000

2

1,365,000	Clayton County, Georgia, Housing Authority Multifamily Housing Revenue, Refunding, Huntington Woods, Series A, (FSA Insured), (Societe Generale, SPA),
	2.780% due 01/01/2021(c)	1,365,000
2,000,000	Cobb County, Georgia, Development Authority Revenue, North Cobb Christian School, Series A, (Branch Banking & Trust, LOC),
	2.770% due 03/01/2022(c)	2,000,000
1,400,000	De Kalb Private Hospital, Hospital Authority, Georgia, Revenue Anticipation Certificates, Egleston Children’s Hospital, Series A (SunTrust Bank, Atlanta, LOC),
	2.750% due 03/01/2024(c)	1,400,000

		5,705,000

Idaho — 1.1%
2,000,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, Multiple Mode Community School Project, (Bank of New York, LOC),
	2.750% due 08/01/2035(c)	2,000,000

Illinois — 7.8%
1,000,000	Du Page, Illinois, Water Commission, GO, Refunding,
	5.000% due 03/01/2006	1,009,117
3,500,000	Illinois Development Finance Authority Revenue, Adjusted World Communications, Inc., (LaSalle Bank, N.A., LOC),
	2.780% due 08/01/2015(c)	3,500,000
1,700,000	Illinois Educational Facilities Authority Revenue, Field Museum National History, (Northern Trust Company, LOC),
	2.780% due 11/01/2025(c)	1,700,000
4,000,000	Illinois State Toll Highway Authority, Toll Highway Priority Revenue, Refunding, Series B, (MBIA Insured), (Societe Generale, LOC),
	2.730% due 01/01/2010(c)	4,000,000
1,825,000	Illinois State, First Series, GO,
	5.000% due 10/01/2005	1,825,000
1,500,000	Schaumburg, Illinois, GO, Series A, (Northern Trust Company, SPA),
	2.770% due 12/01/2013(c)	1,500,000

		13,534,117

Kansas — 0.6%
1,000,000	Wamego, Kansas, Pollution Control Revenue, Refunding, Utilicorp United Inc. Project, (Bank One Chicago, N.A., LOC),
	2.780% due 03/01/2026(c)	1,000,000

Kentucky — 1.4%
1,565,000	Covington, Kentucky, Industrial Building Revenue, Baptist Convalescent Project, (Fifth Third Bank, LOC),
	2.900% due 04/01/2019(c)	1,565,000

3

800,000	Newport, Kentucky, Lease Program Revenue, Kentucky League of Cities Funding Trust, (U.S. Bank, N.A., LOC),
	2.770% due 04/01/2032(c)	800,000

		2,365,000

Louisiana — 1.9%
	Louisiana Public Facilities Authority Revenue:
1,650,000	College & University Equipment and Capital, Series A, (FGIC Insured), (Societe Generale, SPA),
	2.790% due 09/01/2010(c)	1,650,000
1,600,000	Industrial Development, Kenner Hotel Limited, (Bank of America, LOC),
	2.820% due 12/01/2015(c)	1,600,000

		3,250,000

Massachusetts — 7.1%
1,500,000	Lynnfield, Massachusetts, Bond Anticipation Notes, GO,
	3.500% due 03/01/2006	1,506,576
1,000,000	Massachusetts Bay Transportation Authority, Massachusetts, General Transportation Systems, Series A (FSA Insured),
	5.625% due 03/01/2026,
	Pre-refunded 03/01/2006	1,021,820
3,000,000	Massachusetts State Development Finance Agency, Charles River School, (Citizens Bank of MA, LOC),
	2.730% due 10/01/2032(c)	3,000,000
3,045,000	Massachusetts State Water Resources Authority, Multi-Model Subordinated General, Series B, (AMBAC Insured), (Scotiabank, SPA),
	2.750% due 04/01/2028(c)	3,045,000
2,000,000	Massachusetts State, GO, Refunding Series B,
	5.000% due 02/01/2006	2,014,493
1,800,000	Peabody, Massachusetts, Bond Anticipation Notes, GO,
	3.500% due 02/09/2006	1,807,650

		12,395,539

Michigan — 3.8%
3,500,000	Kalamazoo County, Michigan, Economic Development Revenue, (Old Kent Bank, LOC), 2.820% due 09/01/2015(c)	3,500,000
	Michigan State Strategic Fund Limited Obligation Revenue:
1,465,000	Refunding, Goodwill Industrial Project, (Fifth Third Bank, N.A., LOC),
	2.770% due 02/01/2027(c)	1,465,000
1,700,000	Roeper School Project, (LaSalle Bank, N.A., LOC),
	2.750% due 05/01/2032(c)	1,700,000

		6,665,000

Minnesota — 3.8%
1,010,000	Ely, Minnesota, YMCA Greater St. Paul Project, (Wells Fargo Bank, N.A., LOC),
	2.800% due 12/01/2012(c)	1,010,000

4

3,000,000	Hennepin County, Minnesota, GO, Series A, (State Street Bank & Trust Co., SPA),
	2.610% due 12/01/2025(c)	3,000,000
1,000,000	Metropolitan Council Minneapolis, Minneapolis St. Paul Metropolitan Area, Transit Series A, GO,
	2.000% due 02/01/2006	998,315
1,675,000	Minnesota State Higher Educational Facilities Authority Revenue, William Mitchell, Five-S, (U.S. Bank, N.A., LOC),
	2.760% due 10/01/2033(c)	1,675,000

		6,683,315

Missouri — 1.2%
2,140,000	Missouri State Health & Educational Facilities Revenue, Cox Health Systems (Bank of Nova Scotia, LOC), (AMBAC Insured),
	2.950% due 06/01/2022(c)	2,140,000

Nevada — 1.4%
1,330,000	Clark County, Nevada, GO, Series B,
	5.000% due 02/01/2006	1,339,413
1,130,000	Clark County, Nevada, School District, GO, Series B, (FGIC Insured),
	5.000% due 06/15/2006	1,147,141

		2,486,554

New Jersey — 1.1%
1,100,000	Middlesex County, New Jersey, GO, General Improvement, Series A,
	3.000% due 06/15/2006	1,102,859
750,000	New Jersey Health Care Facilities Financing Authority, Methodist Homes, Series A-6, (PNC Bank, N.A., LOC),
	2.720% due 07/01/2007(c)	750,000

		1,852,859

New York — 3.6%
1,875,000	Long Island Power Authority, New York Electric System Revenue, Subseries 3B, (Westdeutsche Landesbank, LOC),
	2.800% due 05/01/2033(c)	1,875,000
1,900,000	New York State Housing, Financial Agency Service Contract Revenue, Refunding, Series D, (State Street Bank & Trust Co., LOC),
	2.740% due 03/15/2026(c)	1,900,000
1,515,000	New York State,
	5.800% due 10/01/2013,
	Pre-refunded 10/01/2005	1,545,300
1,000,000	New York State Housing, Finance Agency Revenue, Maiden Lane Housing, Series A, (Bank of New York, LOC),
	2.750% due 11/01/2037(c)	1,000,000

		6,320,300

North Carolina — 5.2%
1,040,000	Greensboro, North Carolina, Public Improvement, (Bank of America, N.A., SPA),
	2.740% due 04/01/2019(c)	1,040,000

5

1,460,000	North Carolina Medical Care Facilities Revenue, Rutherford Hospital, Inc. Project (Branch Banking & Trust, LOC),
	2.770% due 09/01/2021(c)	1,460,000
	North Carolina Medical Care, Community Hospital Revenue:
1,640,000	J. Arthur Dosher Memorial Hospital, (Branch Banking & Trust, LOC),
	2.770% due 05/01/2018(c)	1,640,000
2,000,000	Northeast Medical Center Project, Series B, (SunTrust Bank, LOC),
	2.730% due 11/01/2032(c)	2,000,000
2,900,000	State of North Carolina, GO, Highway,
	5.000% due 05/01/2006	2,939,489

		9,079,489

Ohio — 5.3%
1,500,000	Akron Bath Copley, Ohio, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, (Bank One, N.A., LOC),
	2.780% due 11/01/2034(c)	1,500,000
1,915,000	Franklin County, Ohio, Hospital Revenue, Refunding U.S. Health Corp., Series B, (Citibank, N.A., LOC),
	2.740% due 12/01/2020(c)	1,915,000
1,000,000	Lucas County, Ohio, Bond Anticipation Notes, GO,
	2.500% due 10/13/2005	1,000,215
925,000	Middleburg Heights, Ohio, Hospital Revenue, Southwest General Health, (Fifth Third Bank, LOC),
	2.770% due 08/15/2022(c)	925,000
1,960,000	Montgomery County, Ohio, Society Saint Vincent DePaul, (National City Bank, LOC),
	2.780% due 12/01/2010(c)	1,960,000
1,990,000	Ohio State Water Development Authority, Water Quality Loan Fund,
	6.000% due 12/01/2005	2,002,531

		9,302,746

Oregon — 2.5%
1,000,000	Lake Oswego, Oregon, Redevelopment Agency Tax Increment Revenue, Series A, (Wells Fargo Bank N.A., LOC),
	2.760% due 06/01/2020(c)	1,000,000
3,440,000	Oregon State Health Housing Educational & Cultural Facilities Authority, (Assumption Village Project, Series A), (Keybank, N.A., LOC),
	2.770% due 03/01/2033(c)	3,440,000

		4,440,000

6

Pennsylvania — 3.6%
	Allegheny County, Pennsylvania, Industrial Development Authority Revenue:
1,200,000	Sewickley Academy, Series A, (PNC Bank N.A., LOC),
	2.830% due 11/01/2022(c)	1,200,000
1,000,000	United Jewish Federation Project, Series A, (PNC Bank N.A., LOC),
	2.780% due 10/01/2026(c)	1,000,000
2,700,000	Allegheny County, Pennsylvania, Redevelopment Authority, Brentwood Towne Square Project, Series A, (National City Bank, LOC),
	2.820% due 11/01/2019(c)	2,700,000
1,475,000	Chester County, Pennsylvania, Health & Educational Facilities Authority Revenue, Barclay Friends Project, Series A, (Wachovia Bank, N.A., LOC),
	2.750% due 08/01/2025(c)	1,475,000

		6,375,000

South Carolina — 0.7%
1,300,000	Piedmont Municipal Power Agency South Carolina, Electric Revenue, Refunding, Series A, (Credit Suisse, First Boston, SPA) (MBIA Insured),
	2.740% due 01/01/2024(c)	1,300,000

Tennessee — 2.2%
1,470,000	Clarksville, Tennessee, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, (Bank of America, LOC),
	2.820% due 07/01/2034(c)	1,470,000
1,200,000	Montgomery County, Tennessee, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, (Bank of America, LOC),
	2.820% due 07/01/2034(c)	1,200,000
1,135,000	Shelby County, Tennessee, Health Educational & Housing Facilities Board Revenue, Refunding, Multifamily Housing-Wyndridge, (JP Morgan Chase Bank, LOC),
	2.830% due 11/01/2019(c)	1,135,000

		3,805,000

Texas — 1.7%
3,000,000	Texas State, Tax & Revenue Anticipation Notes, GO,
	4.500% due 08/31/2006	3,039,731

Utah — 2.7%
900,000	Duchesne School District, Utah, Building Authority Lease Revenue, (US Bank, N.A., LOC),
	2.810% due 06/01/2021 (c)	900,000
2,000,000	Salt Lake County, Utah, GO,
	5.500% due 12/15/2005	2,013,496
1,850,000	South Jordan, Utah, Municipal Building, Authority Lease Revenue, (BNP Paribas, LOC),
	2.760% due 02/01/2029(c)	1,850,000

		4,763,496

7

Virginia — 2.3%
4,000,000	Clarke County, Virginia, Industrial Development Authority, Hospital Facilities Revenue, Winchester Medical Center, Inc., (FSA Insured), (Chase Manhattan Bank, SPA),
	2.790% due 01/01/2030(c)	4,000,000

Washington — 3.2%
1,000,000	King County, Washington, Bond Anticipation Notes, Series A, GO,
	3.000% due 11/01/2005	1,000,323
1,000,000	University of Washington, University Revenues, General Series B, (AMBAC Insured), (Bank of America N.A., SPA),
	2.730% due 12/01/2036(c)	1,000,000
2,620,000	Washington State Public Power Supply System Project Number 2, Electric Revenue, Refunding, Series 2A-1, (MBIA Insured), (Credit Suisse, SPA),
	2.730% due 07/01/2012(c)	2,620,000
1,000,000	Washington State, GO, Motor Vehicle Fuel Tax, Series B,
	5.600% due 06/01/2013,
	Pre-refunded 06/01/2006	1,018,244

		5,638,567

Wisconsin — 1.7%
3,000,000	Milwaukee, Wisconsin, Metropolitan Sewer District, Series A, GO,
	5.000% due 10/01/2005	3,000,000

TOTAL MUNICIPAL BONDS AND NOTES (Cost $150,621,698)		150,621,698

Shares
INVESTMENT COMPANY SECURITY — 2.7%
(Cost $4,791,720)
	4,791,720	Dreyfus Tax Exempt Cash Management Fund		4,791,720

TOTAL INVESTMENTS
(Cost $174,413,418)(d)			99.6%	$174,413,418

8

(a)	All percentages are based on net assets of the Munder Tax-Free Money Market Fund (the “Fund”) as of September 30, 2005.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2005.

(d)	At September 30, 2005, aggregate cost for financial reporting purposes was $174,413,418.

ABBREVIATIONS:
AMBAC	—	American Municipal Bond Assurance Corporation
FGIC	—	Federal Guaranty Insurance Corporation
FSA	—	Financial Security Assurance
GO	—	General Obligation Bonds
LOC	—	Instruments supported by bank letter of credit
MBIA	—	Municipal Bond Investors Assurance
SPA	—	Stand-by Purchase Agreement

At September 30, 2005, the sector diversification of the Fund was as follows:

	% of Net
	Assets	Value
MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes	66.9%	$117,269,985
General Obligations	14.1	24,596,677
Pre-Refunded	3.2	5,605,364
Revenues	1.1	2,002,531
Insured	0.7	1,147,141

TOTAL MUNICIPAL BONDS AND NOTES	86.0	150,621,698

TAX-EXEMPT COMMERCIAL PAPER	10.9	19,000,000
INVESTMENT COMPANY SECURITY	2.7	4,791,720

TOTAL INVESTMENTS	99.6%	$174,413,418

9

Munder Tax-Free Short & Intermediate Bond Fund
     Portfolio of Investments, September 30, 2005 (Unaudited) (a), (b), (f)

Principal
Amount		Value(c)

MUNICIPAL BONDS AND NOTES — 97.7%
Alabama — 2.1%
	Jefferson County, Alabama, Sewer Revenue, (FGIC Insured):
$1,500,000	5.000% due 02/01/2033 Pre-refunded 02/01/2009	$1,601,805
2,000,000	5.125% due 02/01/2042 Pre-refunded 08/01/2012	2,193,080

		3,794,885

Arizona — 3.6%
300,000	Arizona School Facilities Board Certificates, Series B, (FSA Insured), 5.250% due 09/01/2018, Pre-Refunded 09/01/2014	334,272
1,115,000	Gilbert, Airzona, (FGIC Insured), 5.750% due 07/01/2012	1,259,381
1,650,000	Maricopa County, Arizona, School District 69, (MBIA Insured), 5.000% due 07/01/2012	1,790,135
1,000,000	Mesa, Arizona, Utility System Revenue, (FGIC Insured), 6.125% due 07/01/2013, Pre-Refunded 07/01/2007	1,063,410
1,800,000	Phoenix, Arizona, Civic Import Corp., (FGIC Insured), 5.000% due 07/01/2012	1,952,874

		6,400,072

Arkansas — 1.1%
1,965,000	Arkansas State, GO, Capital Appreciation Bond, Series C, 3.084% due 06/01/2006(d)	1,927,134

California — 3.5%
2,000,000	Golden State Tobacco Securitization Corp., Series B, (FGIC-TCRS Insured) 5.625% due 06/01/2038 Pre-refunded 06/01/2013	2,255,960
2,500,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue, ETM, 3.2490% due 01/01/2014(d)	1,811,075
2,000,000	San Jose, California, Evergreen Community College District, Series D, (MBIA Insured), 5.000% due 09/01/2024, Pre-Refunded 09/01/2013	2,199,760

		6,266,795

Colorado — 1.9%
2,000,000	Colorado Department of Transportation Revenue, (MBIA Insured), 4.000% due 06/15/2011	2,058,440
1,000,000	El Paso County, Colorado, School District Number 2, GO, (FGIC Insured), 5.125% due 12/01/2021	1,058,560

1

300,000	Grand Junction, Colorado Revenue, (AMBAC Insured), 4.750% due 03/01/2024	309,213

		3,426,213

Delaware — 2.0%
	Delaware State, GO: Series A
1,000,000	4.250% due 03/01/2009	1,036,870
2,500,000	5.000% due 01/01/2007	2,562,700

		3,599,570

Florida — 2.3%
	Dade County, Florida, Special Obligation:
3,600,000	Refunding, Capital Appreciation Bond, Series B, (AMBAC Insured), 2.990% due 10/01/2025 Pre-refunded 10/01/2008(d)	1,155,600
3,000,000	Refunding, Capital Appreciation Bond, Series B, (AMBAC Insured), 3.549% due 10/01/2015 Pre-refunded 10/01/2008(d)	1,835,430
1,000,000	Fort Lauderdale, Florida, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	1,022,510

		4,013,540

Georgia — 2.0%
1,000,000	Fulton County, Georgia, School District, GO, 5.250% due 01/01/2013	1,102,260

	Georgia State, GO:
1,090,000	5.500% due 07/01/2012	1,219,099
1,045,000	6.250% due 08/01/2013	1,231,491

		3,552,850

Hawaii — 2.6%
1,875,000	Hawaii State, GO, (MBIA Insured), 5.250% due 09/01/2013	2,077,987
1,000,000	Honolulu, Hawaii, City & County Board of Water Supply Water System Revenue, (FGIC Insured), 4.000% due 07/01/2013	1,022,690
1,395,000	Kauai County, Hawaii, Series A, (MBIA Insured), 4.375% due 08/01/2010	1,460,021

		4,560,698

Illinois — 7.5%
500,000	Chicago, Illinois, Board of Education, (AMBAC Insured), 5.250% due 12/01/2022	528,130
400,000	Decatur, Illinois, GO, Refunding, Series B, (MBIA Insured), 4.300% due 03/01/2024	398,976
2,500,000	Du Page County, Illinois, Forest Preserve District, GO, 4.750% due 10/01/2010, Pre-refunded 10/01/2008	2,613,250
1,760,000	Illinois State, GO, (MBIA Insured), 5.750% due 12/01/2014, Pre-refunded 12/01/2010	1,961,925
1,000,000	Illinois State, GO, (MBIA Insured), 5.500% due 04/01/2025	1,065,720

2

4,000,000	Illinois State, Sales Tax Revenue, Series Y, 5.250% due 06/15/2007	4,143,400
500,000	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	541,770
500,000	Regional Transport Authority, Illinois, (FGIC Insured), 6.000% due 06/01/2015	585,095
1,300,000	Schaumburg, Illinois, GO, Series A, 5.000% due 01/01/2008	1,351,246

		13,189,512

Iowa — 0.8%
1,500,000	Cedar Rapids, Iowa, GO, 3.400% due 06/01/2012	1,479,720

Kansas — 0.6%
1,000,000	Wichita, Kansas, GO, 5.000% due 10/01/2008	1,052,370

Kentucky — 1.2%
2,000,000	Kentucky State Property & Buildings Commission Revenue, Project No. 64, (MBIA Insured), 5.750% due 05/01/2014, Pre-refunded 11/01/2009	2,194,020

Maryland — 4.3%
1,000,000	Baltimore, Maryland, Revenue, (FGIC Insured), 5.800% due 07/01/2015, Pre-refunded 07/01/2012	1,135,660
	Maryland State:
3,000,000	State & Local Facilities Series 2, GO,
	5.250% due 06/15/2006	3,050,280
2,275,000	State & Local Facilities Series 3, GO,
	5.000% due 10/15/2005	2,276,479
1,000,000	Montgomery County, Maryland, GO, Refunding, 5.250% due 10/01/2010	1,090,940

		7,553,359

Massachusetts — 3.0%
1,500,000	Boston, Massachusetts, GO, Series A, 5.250% due 02/01/2009	1,596,600
1,000,000	Lowell, Massachusetts, GO, (MBIA Insured), 5.000% due 10/15/2007	1,038,050
	Massachusetts State, GO:
1,100,000	5.250% due 04/01/2011
	Pre-refunded 04/01/2008	1,168,596
1,400,000	5.500% due 11/01/2020
	Pre-refunded 11/01/2012	1,551,844

		5,355,090

Michigan — 17.2%
1,335,000	Ann Arbor, Michigan, Refunding, GO, 4.000% due 09/01/2009	1,358,055
1,175,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 4.800% due 05/01/2010	1,245,112

3

840,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 5.750% due 05/01/2014, Pre-Refunded 05/01/2010	925,159
1,425,000	Chippewa Valley, Michigan, School District, GO, School Building & Site Development, Series I, (Q-SBLF), 4.000% due 05/01/2009	1,459,770
1,000,000	Clarkston, Michigan, Community Schools, GO, (Q-SBLF), 4.000% due 05/01/2012	1,023,200
1,000,000	East Lansing, Michigan, School District, GO, (Q-SBLF), 4.700% due 05/01/2009	1,047,820
1,110,000	Grand Rapids, Michigan, Building Authority, GO, 4.800% due 08/01/2009	1,169,685
600,000	Grosse Pointe, Michigan, Public School Systems, GO, 4.750% due 05/01/2022	619,458
1,000,000	Huron Valley, Michigan, School District, GO, (FGIC Insured) (Q-SBLF), 5.875% due 05/01/2016, Pre-refunded 05/01/2007	1,045,690
680,000	Huron Valley, Michigan, School District, GO, (Q-SBLF), 5.000% due 05/01/2027	705,548
425,000	Jenison, Michigan, Public Schools, (FGIC Insured), 5.250% due 05/01/2015	473,331
300,000	Maple Valley, Michigan, School District, GO, Refunding, (FSA Insured), (Q-SBLF), 4.300% due 05/01/2023	299,991
1,080,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 4.500% due 01/01/2011	1,134,929
400,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	444,204
1,000,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	1,014,050
2,500,000	Michigan State, Building Authority Revenue, Series I, ETM, (AMBAC Insured), 6.000% due 10/01/2006	2,576,500
3,500,000	Michigan State, Underground Storage Tank Financial Assurance Authority, Series I, ETM, (AMBAC Insured), 6.000% due 05/01/2006	3,563,840
2,000,000	Redford, Michigan, Union School District, (FGIC Insured),(Q-SBLF), 5.950% due 05/01/2015, Pre-refunded 05/01/2006	2,055,620
500,000	Rochester Community School District, Michigan, GO, (Q-SBLF), (MBIA Insured), 5.000% due 05/01/2019	548,110
1,430,000	Utica, Michigan, Community Schools, GO, (Q-SBLF), 4.050% due 05/01/2008	1,461,174

4

3,900,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 4.800% due 05/01/2010	4,132,713
500,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014, Pre-Refunded 05/01/2010	551,805
1,510,000	Wayne County, Michigan, Transportation Fund Series A, GO, 5.000% due 10/01/2007	1,566,096

		30,421,860

Minnesota — 2.3%
2,175,000	Metropolitan Council, Minnesota, Minneapolis-St. Paul Metropolitan Area Transit, Series B, GO, 4.100% due 02/01/2011	2,233,877
1,720,000	Minnesota State, GO, 5.250% due 11/01/2011	1,868,729

		4,102,606

Mississippi — 1.2%
2,000,000	Mississippi State, GO, 5.000% due 11/01/2006	2,041,220

Nebraska — 1.2%
	Omaha, Nebraska, GO:
1,000,000	4.400% due 12/01/2008	1,037,540
1,000,000	4.500% due 12/01/2010	1,053,030

		2,090,570

Nevada — 1.4%
1,500,000	Clark County, Nevada, GO, Series A, (AMBAC Insured), 5.000% due 12/01/2014	1,631,970
750,000	Henderson, Nevada, GO, Series B, (AMBAC Insured), 5.250% due 04/01/2016	835,110

		2,467,080

New Hampshire — 0.9%
1,500,000	Nashua, New Hampshire, GO, 4.750% due 09/15/2009	1,584,345

New Jersey — 3.1%
1,170,000	Mount Holly, New Jersey, Municipal Utilities, Authority Sewer Revenue, (MBIA Insured), 4.750% due 12/01/2028, Pre-refunded 12/01/2008	1,228,278
2,000,000	New Jersey Environmental Infrastructure Trust, 5.000% due 09/01/2009	2,126,580
1,000,000	New Jersey State, GO, 5.750% due 05/01/2012	1,124,180

5

1,000,000	Union County, New Jersey, GO, 4.750% due 12/15/2007	1,035,990

		5,515,028

New Mexico — 1.3%
2,100,000	New Mexico State Highway Commission, Tax Revenue, 6.000% due 06/15/2010, Pre-refunded 06/15/2009	2,303,238

New York — 1.8%
2,000,000	City of New York NY, Series D, (FGIC-TCRS Insured), 5.000% due 08/01/2015 ,	2,174,580
1,000,000	Clarence, New York, Central School District, Series I, (FSA Insured), 4.000% due 05/15/2008	1,024,400

		3,198,980

North Carolina — 1.9%
650,000	Cary, North Carolina, GO, 5.000% due 03/01/2019	703,365
2,360,000	Charlotte, North Carolina, GO, 5.000% due 06/01/2014	2,596,354

		3,299,719

Ohio — 3.9%
	Cleveland, Ohio, Waterworks Revenue:
1,225,000	Series I, (FSA Insured), 5.000% due 01/01/2008	1,275,997
275,000	Series I, ETM, (FSA Insured), 5.000% due 01/01/2008	286,690
1,000,000	Columbus, Ohio, GO, 5.000% due 07/01/2013	1,092,360
300,000	Columbus, Ohio, GO, Refunding, Series B, 5.000% due 06/15/2016	327,678
	Forest Hills, Ohio, Local School District, GO, (MBIA Insured):
500,000	6.250% due 12/01/2020 Pre-Refunded 12/01/2006	528,905
100,000	Unrefunded Balance, 6.250% due 12/01/2020	105,415
250,000	Lakota, Ohio, Local School District, GO, Refunding and Improvement, (FGIC Insured), 5.500% due 12/01/2018	285,575
1,725,000	Ohio State, Water Development Authority, Water Quality Series 2003, Revenue, 5.000% due 12/01/2012	1,877,214

6

1,000,000	Olentangy Local School District, Ohio, (FSA Insured), 5.625% due 12/01/2027, Pre-Refunded 12/01/2010	1,108,850

		6,888,684

Oregon — 0.6%
1,085,000	Oregon State, GO, 5.000% due 08/01/2007	1,121,597

Rhode Island — 0.6%
1,000,000	Rhode Island State and Providence Plantations, Series A, (MBIA Insured), 5.000% due 02/01/2014	1,088,600

South Carolina — 1.5%
1,000,000	Anderson County, South Carolina, School District Number 002, GO, Series B, (MBIA Insured), 5.125% due 03/01/2025	1,063,400
510,000	Lexington County, South Carolina, GO, (FGIC Insured), 5.000% due 02/01/2018	536,469
1,000,000	South Carolina State, State Institution, GO, Series A, 5.400% due 03/01/2019, Pre-Refunded 03/01/2010	1,096,670

		2,696,539

Tennessee — 2.1%
475,000	Johnson City, Tennessee, Water & Sewer, (FGIC Insured), 4.750% due 06/01/2013	509,604
1,000,000	Knox County, Tennessee, Public Improvement, GO, 5.200% due 05/01/2010, Pre-refunded 05/01/2008	1,062,800
2,000,000	Metro Government, Nashville & Davidson County, Tennessee, GO, 5.000% due 04/01/2013	2,152,340

		3,724,744

Texas — 7.1%
1,700,000	Austin, Texas, Independent School District, Refunding, GO, (PSFG), 4.100% due 08/01/2008	1,740,919
500,000	Galena Park, Texas, Independent School District, GO, (PSFG), 6.625% due 08/15/2015, Pre-refunded 08/15/2010	574,560
1,000,000	Harris County, Texas, GO, 5.875% due 10/01/2007	1,053,910
1,730,000	Houston, Texas, Independent School District, Public Property Finance-Contractual Obligation, GO, 4.750% due 07/15/2008	1,799,252
335,000	Humble, Texas, Independent School District, School Buildings, GO, (FGIC Insured), 5.000% due 02/15/2024	351,066
2,335,000	Richardson, Texas, Independent School District, GO, (PSFG), 3.800% due 02/15/2012	2,358,607

7

5,000	San Antonio, Texas, Electric & Gas Revenue, Series A, ETM, 5.000% due 02/01/2012	5,428
500,000	Texas State, Refunding Water Financial Assistance, GO, Series C, 5.000% due 08/01/2018	522,290
1,700,000	Travis County, Texas, Certificates of Obligation, GO, 4.250% due 03/01/2008	1,743,350
200,000	Travis County, Texas, GO, Refunding, 5.500% due 03/01/2017	227,056
2,000,000	Waco, Texas, GO, (MBIA Insured), 5.000% due 02/01/2014	2,168,280

		12,544,718

Utah — 1.3%
1,000,000	Alpine, Utah, School District, GO, 3.000% due 03/15/2010	980,610
1,245,000	Logan City Utah School District, GO, 3.500% due 06/15/2011	1,246,868

		2,227,478

Virginia — 0.7%
	Virginia State, Public School Authority:
575,000	5.250% due 08/01/2008	602,675
565,000	Series I, GO, 5.250% due 08/01/2008 Pre-refunded 08/01/2007	593,532

		1,196,207

Washington — 2.5%
1,000,000	Benton County, Washington, School District, GO, (FSA Insured), 5.000% due 12/01/2012	1,084,300
250,000	Seattle, Washington, GO, Refunding, (MBIA Insured), 4.750% due 01/01/2016	262,678
3,000,000	Washington State, GO, Series A, 5.000% due 07/01/2008	3,138,780

		4,485,758

West Virginia — 1.5%
3,000,000	West Virginia State, (FGIC Insured), 3.002% due 11/01/2009(d)	2,588,070

Wisconsin — 5.1%
1,400,000	Blackhaw, Wisconsin, Technical College District, (AMBAC Insured), 4.000% due 04/01/2012	1,432,144
1,000,000	Eau Claire, Wisconsin, Area School District, GO, (FSA Insured), 5.000% due 04/01/2008	1,043,710
2,450,000	Milwaukee County, Wisconsin, GO, Refunding, Corporate Purpose, Series A, 4.000% due 12/01/2010	2,506,080

8

1,025,000	Westfield, Wisconsin, School District, GO, (FSA Insured), 6.500% due 03/15/2014, Pre-Refunded 03/15/2008	1,108,425
1,000,000	Wisconsin State, Clean Water Revenue, 5.500% due 06/01/2014, Pre-Refunded 06/01/2009	1,079,780
	Wisconsin State, GO:
1,500,000	5.000% due 11/01/2007	1,557,045
250,000	Refunding, Series 1, (MBIA Insured), 5.500% due 05/01/2015	282,545

		9,009,729

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $169,751,694)		172,962,598

Shares
INVESTMENT COMPANY SECURITY — 1.1%
(Cost $1,923,520)
1,923,520	Valiant Tax Exempt Money Market Fund	1,923,520

TOTAL INVESTMENTS
(Cost $171,675,214)(e)	98.8%	$174,886,118

9

(a)	All percentages are based on net assets of the Munder Tax-Free Short & Intermediate Bond Fund (the “Fund”) as of September 30, 2005.

(b)	The Fund may invest more than 25% of its assets in municipal obligations issued by the State of Michigan and its political subdivisions. The Fund is, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by the Fund. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At September 30, 2005, investments in these insured securities represented 23.4% of the Fund.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model, such as matrix pricing, commonly used for valuing such securities. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(e)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,962,271 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $751,367 and net appreciation for financial reporting purposes was $3,210,904. At September 30, 2005, aggregate cost for financial reporting purposes was $171,675,214.

(f)	On August 12, 2005, the Fund acquired all of the assets and liabilities of Munder Tax-Free Bond Fund in a tax-free exchange of shares of the Fund and the subsequent liquidation of Munder Tax-Free Bond Fund.

ABBREVIATIONS:
AMBAC	—	American Municipal Bond Assurance Corporation
AMT	—	Alternative Minimum Tax
ETM	—	Escrowed to Maturity
FGIC	—	Federal Guaranty Insurance Corporation
FSA	—	Financial Security Assurance
GO	—	General Obligation Bonds
MBIA	—	Municipal Bond Investors Assurance
PSFG	—	Permanent School Fund Guaranteed
Q-SBLF	—	Qualified School Bond Loan Fund
TCRS	—	Transferable Custodial Receipts
     At September 30, 2005, the sector diversification of the Fund was as follows:

	% of Net
	Assets	Value
MUNICIPAL BONDS AND NOTES:
General Obligations	42.7%	$75,613,192
Pre-Refunded/ ETM	26.7	47,215,661
Insured	23.4	41,383,876
Revenue	4.9	8,749,869

TOTAL MUNICIPAL BONDS AND NOTES	97.7%	172,962,598

INVESTMENT COMPANY SECURITY	1.1%	1,923,520

TOTAL INVESTMENTS	98.8%	$174,886,118

10

Munder Technology Fund
(formerly Munder Future Technology Fund)
     Portfolio of Investments, September 30, 2005 (Unaudited) (a),(b)

Shares			Value(c)
COMMON STOCKS — 99.2%
Consumer Discretionary — 3.4%
Hotels, Restaurants & Leisure — 0.3%
	7,000	Ctrip.com International Ltd., ADR(f)	$448,560

Internet & Catalog Retail — 3.1%
	93,000	eBay, Inc.†	3,831,600
	22,402	IAC/InterActiveCorp†	567,879
	39,000	priceline.com Incorporated†,(f)	753,480

			5,152,959

Total Consumer Discretionary			5,601,519

Industrials — 0.4%
Commercial Services & Supplies — 0.4%
	23,000	Monster Worldwide, Inc.†	706,330

Information Technology — 95.4%
Communications Equipment — 16.9%
	520,200	Cisco Systems, Inc.†	9,327,186
	120,000	Corning, Incorporated†	2,319,600
	12,000	F5 Networks, Inc.†	521,640
	64,939	Juniper Networks, Inc.†	1,544,899
	186,000	Motorola, Inc.	4,108,740
	125,000	Nokia Corporation, ADR	2,113,750
	11,500	Option N.V.†	632,321
	70,000	Packeteer, Inc.†	878,500
	145,500	QUALCOMM Incorporated	6,511,125

			27,957,761

Computers & Peripherals — 22.5%
	155,000	Apple Computer, Inc.†	8,309,550
	231,500	Dell, Inc.†	7,917,300
	346,000	EMC Corporation†	4,477,240
	211,130	Hewlett-Packard Company	6,164,996
	58,500	International Business Machines Corporation	4,692,870
	29,000	M-Systems Flash Disk Pioneers Ltd.†,(f)	867,680
	31,000	Network Appliance, Inc.†	735,940
	78,500	Novatel Wireless, Inc.†,(f)	1,135,895
	10,000	SanDisk Corporation†	482,500
	136,000	Seagate Technology†	2,155,600
	13,000	Western Digital Corporation†	168,259

			37,107,830

Electronic Equipment & Instruments — 3.9%
	43,000	Agilent Technologies, Inc.†	1,408,250
	210,000	Flextronics International Ltd.†	2,698,500
	74,000	Jabil Circuit, Inc.†	2,288,080

			6,394,830

Information Technology Services — 1.9%
	64,000	Accenture Ltd., Class A†	1,629,440
	11,000	Automatic Data Processing, Inc.	473,440
	35,000	Satyam Computer Services Ltd., ADR (f)	1,057,700

			3,160,580

Internet Software & Services — 11.2%
	14,500	Digital River, Inc.†,(f)	505,325
	20,200	Google Inc., Class A†	6,392,492

1

307,000	HomeStore, Inc.†,(f)	1,335,450
68,000	HouseValues, Inc.†,(f)	972,400
11,000	j2 Global Communications, Inc.†,(f)	444,620
34,000	Knot, Inc. (The)†,(f)	377,060
47,000	SINA Corporation†,(f)	1,292,500
255,000	Tencent Holdings Ltd†	310,657
29,000	ValueClick, Inc.†,(f)	495,610
189,000	Yahoo! Inc.†	6,395,760

		18,521,874

Semiconductors & Semiconductor Equipment — 24.4%
33,000	Advanced Micro Devices, Inc.†	831,600
88,500	Analog Devices, Inc.	3,286,890
162,000	Applied Materials, Inc.	2,747,520
49,000	Broadcom Corporation, Class A†	2,298,590
34,000	Freescale Semiconductor, Inc., Class B†	801,720
318,000	Intel Corporation	7,838,700
8,000	KLA-Tencor Corporation	390,080
40,000	Lam Research Corporation†	1,218,800
72,000	Linear Technology Corporation	2,706,480
13,500	Marvell Technology Group Ltd.†	622,485
29,000	Maxim Integrated Products, Inc.	1,236,850
105,000	MEMC Electronic Materials, Inc.†	2,392,950
22,000	Microchip Technology, Inc.	662,640
32,000	National Semiconductor Corporation	841,600
77,000	Novellus Systems, Inc.†	1,931,160
114,000	PMC-Sierra, Inc.†	1,004,340
13,000	PortalPlayer, Inc.†,(f)	356,590
22,000	SigmaTel, Inc.†,(f)	445,280
53,000	Silicon Image, Inc.†	471,170
28,000	Silicon Motion Technology Corporation, ADR†,(f)	428,400
42,000	STMicroelectronics NV, NYR (f)	725,760
205,270	Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1,687,320
113,700	Texas Instruments Incorporated	3,854,430
51,000	Xilinx, Inc.	1,420,350

		40,201,705

Software — 14.6%
23,000	Check Point Software Technologies Ltd.†	559,360
15,000	Cognos Incorporated†	583,950
12,000	Electronic Arts, Inc.†	682,680
20,000	JAMDAT Mobile Inc.†,(f)	420,000
60,000	Macromedia, Inc.†	2,440,200
32,000	Mercury Interactive Corporation†,(f)	1,267,200
279,400	Microsoft Corporation	7,188,962
429,625	Oracle Corporation†	5,323,054
91,000	Quest Software, Inc.†,(f)	1,371,370
41,000	Red Hat, Inc.†,(f)	868,790
18,000	salesforce.com, inc.†,(f)	416,160
30,000	Shanda Interactive Entertainment Limited, ADR †,(f)	811,500

2

	95,340	Symantec Corporation†	2,160,404

			24,093,630

Total Information Technology			157,438,210

TOTAL COMMON STOCKS
(Cost $214,704,453)			163,746,059

LIMITED PARTNERSHIP — 1.2%
(Cost $1,930,513)
Multi-Industry — 1.2%
	2,400,000	New Enterprise Associates 10, L.P.†,(g),(h),(i),(j)	1,955,422

Principal
Amount
REPURCHASE AGREEMENT(d) — 0.4%
(Cost $742,000)
	$742,000	Agreement with State Street Bank and Trust Company, 3.550% dated 09/30/2005, to be repurchased at $742,220 on 10/03/2005, collateralized by $625,000 FNMA, 6.250% maturing 05/15/2029 (value $757,031)	742,000

Shares
COLLATERAL FOR SECURITIES ON LOAN(e) — 8.0%
(Cost $13,103,852)
	13,103,852	State Street Navigator Securities Lending Trust - Prime Portfolio(k)	13,103,852

3

TOTAL INVESTMENTS
(Cost $230,480,818)(l)	108.8%	$179,547,333

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Technology Fund (the “Fund”) as of September 30, 2005.

(b)	The Fund primarily invests in equity securities of technology-related companies. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated daily into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(f)	Security, or a portion thereof, is on loan.

(g)	Fair valued security as of September 30, 2005 (see note (c) above). As of September 30, 2005, these securities represent $1,955,422, 1.2% of net assets.

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

4

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $1,955,422, 1.2% of net assets.

Security	Acquisition Date	Cost
New Enterprises Associates 10 L.P.	10/26/00	$223,976
	01/05/01	111,988
	07/27/01	55,994
	09/26/01	111,988
	01/16/02	118,268
	04/23/02	118,268
	07/12/02	118,268
	11/12/02	118,268
	02/04/03	119,551
	07/16/03	121,130
	09/19/03	124,869
	12/10/03	125,250
	04/19/04	125,678
	08/16/04	127,163
	12/28/04	135,432
	07/11/05	74,422

(j)	The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At September 30, 2005, the Fund had total commitments to contribute $600,000 when and if required.

(k)	As of September 30, 2005, the market value of the securities on loan is $12,822,982.

(l)	At September 30, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $14,210,338 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $65,143,823 and net depreciation for financial reporting purposes was $50,933,485. At September 30, 2005, aggregate cost for financial reporting purposes was $230,480,818.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
FNMA	—	Federal National Mortgage Association
NYR	—	New York Registered Shares

5

At September 30, 2005, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	87.9%	$145,120,576
China	1.7	2,863,217
Singapore	1.6	2,698,500
Bermuda	1.4	2,251,925
Cayman Islands	1.3	2,155,600
Taiwan	1.3	2,115,719
Finland	1.3	2,113,750
Israel	0.9	1,427,040
India	0.6	1,057,700
Switzerland	0.4	725,760
Belgium	0.4	632,322
Canada	0.4	583,950

TOTAL COMMON STOCKS	99.2	163,746,059
LIMITED PARTNERSHIP	1.2	1,955,422
REPURCHASE AGREEMENT	0.4	742,000
COLLATERAL FOR SECURITIES ON LOAN	8.0	13,103,852

TOTAL INVESTMENTS	108.8%	$179,547,333

6

Item 2.      Controls and Procedures.
(a)      Within 90 days of the filing date of this Form N-Q, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3.      Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ Enrique Chang
Enrique Chang
President

Date:	November 29, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang
Enrique Chang
President and Principal Executive Officer

Date:	November 29, 2005

By:	/s/ Peter K Hoglund Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	November 29, 2005

EXHIBIT INDEX

Exhibit No.	Exhibit Description
99.1	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.